                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-7450
                                                 -----------------

                             CITISTREET FUNDS, INC.
                             ----------------------
               (Exact name of registrant as specified in charter)

                   Two Tower Center, East Brunswick, NJ 08816
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)


                             Paul S. Feinberg, ESQ.
                                   President
                             Citistreet Funds, Inc.
                                Two Tower Center
                        East Brunswick, New Jersey 08816
                        --------------------------------
                     (Name and address of agent for service)

                                    Copy To:
                             Christopher E. Palmer
                                 Shea & Gardner
                        1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                        --------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 732-514-2000
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2003
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                      [THE
                                 CITISTREET(SM)
                                  FUNDS LOGO]

                                [GLOBE GRAPHIC]

SEMI-ANNUAL REPORT JUNE 30, 2003

CITISTREET INTERNATIONAL STOCK FUND
CITISTREET SMALL COMPANY STOCK FUND
CITISTREET LARGE COMPANY STOCK FUND
CITISTREET DIVERSIFIED BOND FUND

Statements of Assets and Liabilities
CitiStreet Funds, Inc. / June 30, 2003 (Unaudited)

                                                               CitiStreet      CitiStreet      CitiStreet      CitiStreet
                                                              International   Small Company   Large Company   Diversified
                                                               Stock Fund      Stock Fund      Stock Fund      Bond Fund
                                                              -------------   -------------   -------------   ------------
ASSETS
 Investments in securities, at cost.........................  $373,944,757    $359,372,795    $579,463,026    $735,892,094
--------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (see accompanying
 Portfolio of Investments)..................................  $361,848,663    $371,691,700    $550,490,128    $770,978,422
Cash........................................................            --              --              --       5,886,292
Cash, denominated in foreign currency (cost $633,582, 0, 0,
 and 0).....................................................       633,650              --              --              --
Receivables for:
 Investment securities sold.................................     1,893,378      33,749,369       2,806,507       2,213,262
 Interest...................................................         4,036          12,806          10,872       6,355,496
 Dividends..................................................       641,604         235,844         634,289          10,086
 Foreign tax reclaims.......................................       363,617              --           6,889              --
 Variation margin on open futures contracts.................            --           6,790              --          35,921
 Delayed delivery transactions..............................            --              --              --      15,566,398
Prepaid expenses............................................         6,598           6,598           6,598           6,598
                                                              ------------    ------------    ------------    ------------
 Total assets...............................................   365,391,546     405,703,107     553,955,283     801,052,475
                                                              ------------    ------------    ------------    ------------
LIABILITIES
Payables for:
 Investment securities purchased............................       157,730      37,362,487       2,261,209       9,160,313
 Delayed delivery transactions..............................            --              --              --     103,206,196
 Payable upon return of securities loaned...................    22,927,412      65,985,463              --      24,104,159
 Options written (premiums received $273,334)...............            --              --              --         306,462
Due to custodian............................................           856         189,218           2,111              --
Payable to Adviser..........................................        71,479          62,108         113,819         136,303
Payable to Administrator....................................            38              33              73             105
Payable to Distributor......................................            95              61             138             262
Payable to Directors........................................         9,358           9,629           9,137           8,912
Accrued expenses............................................       242,909         127,419         230,775         246,188
                                                              ------------    ------------    ------------    ------------
 Total liabilities..........................................    23,409,877     103,736,418       2,617,262     137,168,900
                                                              ------------    ------------    ------------    ------------
NET ASSETS..................................................  $341,981,669    $301,966,689    $551,338,021    $663,883,575
                                                              ============    ============    ============    ============
--------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Capital shares at par.......................................  $    341,877    $    306,788    $    584,882    $    315,213
Additional paid-in capital..................................   450,482,100     322,011,429     715,940,590     610,843,696
Undistributed net investment income.........................     7,050,876         833,523       6,588,856      41,338,628
Accumulated net realized loss on investments, futures
 contracts, option contracts and foreign currency
 transactions...............................................  (103,914,601)    (33,437,370)   (142,684,795)    (23,626,033)
Net unrealized appreciation (depreciation) on investments,
 translation of assets and liabilities in foreign
 currencies, futures contracts and option contracts.........   (11,978,583)     12,252,319     (29,091,512)     35,012,071
                                                              ------------    ------------    ------------    ------------
                                                              $341,981,669    $301,966,689    $551,338,021    $663,883,575
                                                              ============    ============    ============    ============
NET ASSETS ATTRIBUTABLE TO:
 I Shares...................................................  $341,448,290    $301,612,826    $550,538,117    $662,439,295
                                                              ============    ============    ============    ============
 R Shares...................................................  $    533,379    $    353,863    $    799,904    $  1,444,280
                                                              ============    ============    ============    ============
CAPITAL SHARES OUTSTANDING
 I Shares...................................................    34,518,677      30,653,645      58,573,287      54,594,007
                                                              ============    ============    ============    ============
 R Shares...................................................        54,071          36,059          85,369         119,303
                                                              ============    ============    ============    ============
NET ASSET VALUE PER SHARE
 I Shares...................................................  $       9.89    $       9.84    $       9.40    $      12.13
                                                              ============    ============    ============    ============
 R Shares...................................................  $       9.86    $       9.81    $       9.37    $      12.11
                                                              ============    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

Statements of Operations
CitiStreet Funds, Inc. / For the six months ended June 30, 2003 (Unaudited)

                                                               CitiStreet      CitiStreet      CitiStreet     CitiStreet
                                                              International   Small Company   Large Company   Diversified
                                                               Stock Fund      Stock Fund      Stock Fund      Bond Fund
                                                              -------------   -------------   -------------   -----------
INVESTMENT INCOME
Dividends...................................................   $ 5,624,789(1)  $ 1,210,594(2)  $ 4,112,466(3) $    16,800
Interest....................................................        43,818         101,476          60,731     15,590,668
                                                               -----------     -----------     -----------    -----------
 Total income...............................................     5,668,607       1,312,070       4,173,197     15,607,468
                                                               -----------     -----------     -----------    -----------
EXPENSES
Management fee..............................................     1,226,566         737,095       1,232,436      1,420,115
Distribution fee............................................           197             129             278            564
Administration fee..........................................            79              51             111            226
Custodian fees..............................................       180,818         128,971         138,258        256,893
Printing expense............................................        29,750          20,235          39,681         57,900
Director's fees & expenses..................................        20,857          20,872          20,796         20,638
Professional fees...........................................        19,350          17,245          21,918         26,945
Miscellaneous expense.......................................        10,734          10,017          11,172         11,373
Transfer Agent fees.........................................         1,832           1,530           2,851          3,569
                                                               -----------     -----------     -----------    -----------
 Total expenses before directed brokerage arrangements......     1,490,183         936,145       1,467,501      1,798,223
LESS:
Expenses paid under directed brokerage arrangements.........        (9,579)           (728)        (37,693)            --
                                                               -----------     -----------     -----------    -----------
 Net expenses...............................................     1,480,604         935,417       1,429,808      1,798,223
                                                               -----------     -----------     -----------    -----------
 Net investment income......................................     4,188,003         376,653       2,743,389     13,809,245
                                                               -----------     -----------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on security transactions, futures
   contracts and option contracts...........................   (28,263,026)    (20,971,539)     (5,154,310)     5,981,127
 Net realized gain (loss) on foreign currency
   transactions.............................................       266,620              --              --             --
 Net increase (decrease) in unrealized appreciation
   (depreciation) of investments, futures contracts and
   option contracts.........................................    47,393,459      58,411,513      58,649,657     11,603,505
 Net change in unrealized appreciation (depreciation) of
   foreign currency transactions............................        91,063              --             (39)            --
                                                               -----------     -----------     -----------    -----------
   Net realized and unrealized gain (loss) on investments...    19,488,116      37,439,974      53,495,308     17,584,632
                                                               -----------     -----------     -----------    -----------
 Net increase (decrease) in net assets from operations......   $23,676,119     $37,816,627     $56,238,697    $31,393,877
                                                               ===========     ===========     ===========    ===========

(1) Net of foreign taxes withheld of $706,656.
(2) Net of foreign taxes withheld of $6,679.
(3) Net of foreign taxes withheld of $18,713.

    The accompanying notes are an integral part of the financial statements.

                       This Page Intentionally Left Blank

Statements of Changes in Net Assets
CitiStreet Funds, Inc.

                                                                       CitiStreet
                                                                International Stock Fund
                                                              ----------------------------
                                                              Period ended     Year ended
                                                              June 30, 2003   December 31,
                                                               (Unaudited)        2002
                                                              -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income.......................................  $  4,188,003    $  3,162,572
Net realized gain (loss) on security transactions, futures
 contracts, option contracts, and foreign currency
 transactions...............................................   (27,996,406)    (67,729,352)
Net increase (decrease) in unrealized appreciation
 (depreciation) of investments, futures contracts, option
 contracts and foreign currency transactions................    47,484,522     (21,873,275)
                                                              ------------    ------------
 Net increase (decrease) in net assets resulting from
   operations...............................................    23,676,119     (86,440,055)
                                                              ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
 I Shares...................................................            --      (2,140,595)
 R Shares...................................................            --              --
From net realized gains on investment transactions
 I Shares...................................................            --     (11,648,352)
 R Shares...................................................            --              --
                                                              ------------    ------------
 Total distributions to shareholders........................            --     (13,788,947)
                                                              ------------    ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
 I Shares...................................................    46,048,433      88,615,635
 R Shares...................................................       502,413           2,157
Distributions reinvested
 I Shares...................................................            --      13,788,947
 R Shares...................................................            --              --
Cost of shares repurchased
 I Shares...................................................   (60,243,268)    (38,374,782)
 R Shares...................................................           (16)             --
                                                              ------------    ------------
 Net increase from capital share transactions...............   (13,692,438)     64,031,957
                                                              ------------    ------------
Net increase (decrease) in net assets.......................     9,983,681     (36,197,045)
                                                              ------------    ------------
NET ASSETS
Beginning of period.........................................   331,997,988     368,195,033
                                                              ------------    ------------
End of period...............................................  $341,981,669    $331,997,988
                                                              ============    ============
Undistributed net investment income.........................  $  7,050,876    $  2,862,873
                                                              ============    ============
CAPITAL SHARES I SHARES
Capital Shares outstanding, beginning of period.............    35,798,060      29,570,161
Capital Shares issued.......................................     5,110,113       8,587,268
Capital shares from distributions reinvested................            --       1,397,054
Capital shares redeemed.....................................    (6,389,496)     (3,756,423)
                                                              ------------    ------------
Capital shares outstanding, end of period...................    34,518,677      35,798,060
                                                              ============    ============
CAPITAL SHARES R SHARES
Capital shares outstanding, beginning of period.............           238              --
Capital shares issued.......................................        53,834             238
Capital shares from distributions reinvested................            --              --
Capital shares redeemed.....................................            (1)             --
                                                              ------------    ------------
Capital shares outstanding, end of period...................        54,071             238
                                                              ============    ============

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
CitiStreet Funds, Inc.

             CitiStreet                     CitiStreet                      CitiStreet
      Small Company Stock Fund       Large Company Stock Fund         Diversified Bond Fund
    ----------------------------   -----------------------------   ----------------------------
    Period ended     Year ended    Period Ended     Year ended     Period Ended     Year ended
    June 30, 2003   December 31,   June 30, 2003   December 31,    June 30, 2003   December 31,
     (Unaudited)        2002        (Unaudited)        2002         (Unaudited)        2002
    -------------   ------------   -------------   -------------   -------------   ------------
    $    376,653    $   592,242    $  2,743,389    $   3,867,701   $ 13,809,245    $ 26,609,591
     (20,971,539)    (6,645,103)     (5,154,310)     (61,386,041)     5,981,127       3,915,522
      58,411,513    (61,249,715)     58,649,618      (57,859,977)    11,603,505      19,985,531
    ------------    ------------   ------------    -------------   ------------    ------------
      37,816,627    (67,302,576)     56,238,697     (115,378,317)    31,393,877      50,510,644
    ------------    ------------   ------------    -------------   ------------    ------------
              --     (1,311,986)             --       (2,932,004)            --     (24,176,946)
              --             --              --               --             --              --
              --     (1,206,322)             --               --             --              --
              --             --              --               --             --              --
    ------------    ------------   ------------    -------------   ------------    ------------
              --     (2,518,308)             --       (2,932,004)            --     (24,176,946)
    ------------    ------------   ------------    -------------   ------------    ------------
      49,648,915     29,605,597      72,225,967       91,283,782     54,779,709     102,775,200
         324,454          1,466         761,237            2,471      1,422,039           1,835
              --      2,518,308              --        2,932,004             --      24,176,946
              --             --              --               --             --              --
      (6,839,751)   (18,076,223)    (10,781,295)     (15,726,827)   (52,331,886)    (55,869,517)
             (17)            --             (27)              --             --              --
    ------------    ------------   ------------    -------------   ------------    ------------
      43,133,601     14,049,148      62,205,882       78,491,430      3,869,862      71,084,464
    ------------    ------------   ------------    -------------   ------------    ------------
      80,950,228    (55,771,736)    118,444,579      (39,818,891)    35,263,739      97,418,162
    ------------    ------------   ------------    -------------   ------------    ------------
     221,016,461    276,788,197     432,893,442      472,712,333    628,619,836     531,201,674
    ------------    ------------   ------------    -------------   ------------    ------------
    $301,966,689    $221,016,461   $551,338,021    $ 432,893,442   $663,883,575    $628,619,836
    ============    ============   ============    =============   ============    ============
    $    833,523    $   456,870    $  6,588,856    $   3,845,467   $ 41,338,628    $ 27,529,383
    ============    ============   ============    =============   ============    ============
      25,971,457     24,538,038      51,587,814       43,152,138     54,396,608      48,050,279
       5,463,309      3,011,016       8,217,861        9,844,636      4,624,099       9,118,804
              --        278,263              --          333,563             --       2,185,981
        (781,121)    (1,855,860)     (1,232,388)      (1,742,523)    (4,426,700)     (4,958,456)
    ------------    ------------   ------------    -------------   ------------    ------------
      30,653,645     25,971,457      58,573,287       51,587,814     54,594,007      54,396,608
    ============    ============   ============    =============   ============    ============
             176             --             298               --            162              --
          35,886            176          85,074              298        119,141             162
              --             --              --               --             --              --
              (3)            --              (3)              --             --              --
    ------------    ------------   ------------    -------------   ------------    ------------
          36,059            176          85,369              298        119,303             162
    ============    ============   ============    =============   ============    ============

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                CitiStreet International Stock Fund -- I Shares
                                                    -----------------------------------------------------------------------
                                                       Six months                    Year ended December 31,
                                                         ended         ----------------------------------------------------
                                                    June 30, 2003(3)     2002       2001       2000       1999       1998
                                                    ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $   9.27       $  12.45   $  19.58   $  22.33   $  16.85   $  15.48
                                                        --------       --------   --------   --------   --------   --------
OPERATIONS
 Net investment income(1).........................          0.12+          0.08       0.03       0.24       0.17       0.09
 Net realized and unrealized gain (loss) on
   investments....................................          0.50          (2.83)     (4.22)     (1.97)      5.31       2.21
                                                        --------       --------   --------   --------   --------   --------
 Total from investment operations.................          0.62          (2.75)     (4.19)     (1.73)      5.48       2.30
                                                        --------       --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............            --          (0.07)     (0.21)     (0.18)        --      (0.31)
 Distributions from net realized gains on
   investments....................................            --          (0.36)     (2.73)     (0.84)        --      (0.62)
                                                        --------       --------   --------   --------   --------   --------
 Total distributions..............................            --          (0.43)     (2.94)     (1.02)        --      (0.93)
                                                        --------       --------   --------   --------   --------   --------
NET ASSET VALUE
 End of period....................................      $   9.89       $   9.27   $  12.45   $  19.58   $  22.33   $  16.85
                                                        ========       ========   ========   ========   ========   ========
TOTAL RETURN(2)...................................          6.69%        (22.31)%   (21.44)%    (8.03)%    32.52%     14.91%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $341,448       $331,996   $368,195   $344,409   $388,492   $300,072
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.91%(4)       0.90%      0.86%      0.75%      0.72%      0.73%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.91%(4)       0.90%      0.86%      0.75%      0.72%      0.73%(3)
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.90%(4)       0.89%      0.85%      0.74%      0.71%      0.72%
 Ratios of net investment income to average net
   assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          2.56%(4)       0.91%      0.70%      0.93%      0.90%      1.22%
   After repayment/reimbursements and directed
     brokerage arrangements.......................          2.56%(4)       0.92%      0.71%      0.94%      0.91%      1.23%
 Portfolio turnover rate..........................         23.75%         54.15%     68.20%     23.94%     18.36%     20.65%
---------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) Unaudited.
(4) Annualized.
 + Calculated using the average shares method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                              CitiStreet International Stock Fund -- R Shares
                                                              -----------------------------------------------
                                                                                        For the period
                                                                 Six months            October 1, 2002
                                                                   ended         (commencement of operations)
                                                              June 30, 2003(5)       to December 31, 2002
                                                              ----------------   ----------------------------
NET ASSET VALUE
 Beginning of period........................................       $9.27                    $ 8.67
                                                                   -----                    ------
OPERATIONS
 Net investment income (loss)(1)............................        0.12+                    (0.01)
 Net realized and unrealized gain on investments............        0.47                      0.61
                                                                   -----                    ------
 Total from investment operations...........................        0.59                      0.60
                                                                   -----                    ------
NET ASSET VALUE
 End of period..............................................       $9.86                    $ 9.27
                                                                   =====                    ======
TOTAL RETURN(2).............................................        6.36%                     6.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)................       $ 533                    $    2
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements(3)........................................        1.26%                     1.25%
   After repayments/reimbursements and before directed
     brokerage arrangements(3)..............................        1.26%                     1.25%
   After repayments/reimbursements and directed brokerage
     arrangements(3)........................................        1.25%                     1.25%
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements(3)........................................        2.49%                    (0.51)%
   After repayments/reimbursements and directed brokerage
     arrangements(3)........................................        2.48%                    (0.51)%
 Portfolio turnover rate....................................       23.75%                    54.15%(4)
-------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment mad at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total return is not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Unaudited.
 + Calculated using the average shares method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                CitiStreet Small Company Stock Fund -- I Shares
                                                    -----------------------------------------------------------------------
                                                       Six months                    Year ended December 31,
                                                         ended         ----------------------------------------------------
                                                    June 30, 2003(3)     2002       2001       2000       1999       1998
                                                    ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $   8.51       $  11.28   $  17.23   $  16.42   $  13.09   $  14.33
                                                        --------       --------   --------   --------   --------   --------
OPERATIONS
 Net investment income (loss)(1)..................          0.01+          0.01       0.06       0.01      (0.04)        --
 Net realized and unrealized gain (loss) on
   investments....................................          1.32          (2.68)     (0.15)      1.66       4.58      (1.24)
                                                        --------       --------   --------   --------   --------   --------
 Total from investment operations.................          1.33          (2.67)     (0.09)      1.67       4.54      (1.24)
                                                        --------       --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............            --          (0.05)     (0.01)        --         --         --
 Distributions from net realized gains on
   investments....................................            --          (0.05)     (5.85)     (0.86)     (1.21)        --
                                                        --------       --------   --------   --------   --------   --------
 Total distributions..............................            --          (0.10)     (5.86)     (0.86)     (1.21)        --
                                                        --------       --------   --------   --------   --------   --------
NET ASSET VALUE
 End of period....................................      $   9.84       $   8.51   $  11.28   $  17.23   $  16.42   $  13.09
                                                        ========       ========   ========   ========   ========   ========
TOTAL RETURN(2)...................................         15.63%        (23.72)%     1.57%     10.08%     36.71%     (8.65)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $301,613       $221,015   $276,788   $367,278   $373,638   $268,330
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.79%(4)       0.76%      0.77%      0.84%      0.87%      0.87%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.79%(4)       0.76%      0.77%      0.84%      0.87%      0.87%(3)
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.79%(4)       0.76%      0.74%      0.81%      0.83%      0.86%
 Ratios of net investment income to average net
   assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.32%(4)       0.24%      0.41%      0.01%     (0.36)%    (0.23)%
   After repayment/reimbursements and directed
     brokerage arrangements.......................          0.32%(4)       0.24%      0.44%      0.04%     (0.32)%    (0.22)%
 Portfolio turnover rate..........................         59.40%         52.35%     94.86%    154.61%    113.01%    138.02%
---------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) Unaudited.
(4) Annualized.
 +  Calculated using the average shares method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                                CitiStreet
                                                                   Small Company Stock Fund -- R Shares
                                                              -----------------------------------------------
                                                                                        For the period
                                                                 Six months            October 1, 2002
                                                                   ended         (commencement of operations)
                                                              June 30, 2003(5)       to December 31, 2002
                                                              ----------------   ----------------------------
NET ASSET VALUE
 Beginning of period........................................       $8.50                    $ 8.19
                                                                   -----                    ------
OPERATIONS
 Net investment income(1)...................................          --+(b)                  0.01
 Net realized and unrealized gain on investments............        1.31                      0.30
                                                                   -----                    ------
 Total from investment operations...........................        1.31                      0.31
                                                                   -----                    ------
NET ASSET VALUE
 End of period..............................................       $9.81                    $ 8.50
                                                                   =====                    ======
TOTAL RETURN(2).............................................       15.53%                     3.79%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)................       $ 354                    $    1
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements(3)........................................        1.14%                     1.11%
   After repayments/reimbursements and before directed
     brokerage arrangements(3)..............................        1.14%                     1.11%
   After repayments/reimbursements and directed brokerage
     arrangements(3)........................................        1.14%                     1.11%
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements(3)........................................       (0.10)%                    0.20%
   After repayments/reimbursements and directed brokerage
     arrangements(3)........................................       (0.10)%                    0.20%
 Portfolio turnover rate....................................       59.40%                    52.35%(4)
-------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment made at net asset value at the beginning of period, all dividends and distributions are reinvested and redemptions on the last day of the period. Total return is not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Unaudited.
 +  Calculated using the average shares method.
(b) Amount rounds to zero.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                CitiStreet Large Company Stock Fund -- I Shares
                                                    -----------------------------------------------------------------------
                                                       Six months                    Year ended December 31,
                                                         ended         ----------------------------------------------------
                                                    June 30, 2003(3)     2002       2001       2000       1999       1998
                                                    ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $   8.39       $  10.95   $  13.98   $  17.61   $  20.61   $  19.93
                                                        --------       --------   --------   --------   --------   --------
OPERATIONS
 Net investment income(1).........................          0.05+          0.07       0.05       0.11       0.22       0.26
 Net realized and unrealized gain (loss) on
   investments....................................          0.96          (2.57)     (2.26)     (2.66)     (0.06)      2.82
                                                        --------       --------   --------   --------   --------   --------
 Total from investment operations.................          1.01          (2.50)     (2.21)     (2.55)      0.16       3.08
                                                        --------       --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............            --          (0.06)     (0.10)     (0.20)     (0.27)        --
 Distributions from net realized gains on
   investments....................................            --             --      (0.72)     (0.88)     (2.89)     (2.40)
                                                        --------       --------   --------   --------   --------   --------
 Total distributions..............................            --          (0.06)     (0.82)     (1.08)     (3.16)     (2.40)
                                                        --------       --------   --------   --------   --------   --------
NET ASSET VALUE
 End of period....................................      $   9.40       $   8.39   $  10.95   $  13.98   $  17.61   $  20.61
                                                        ========       ========   ========   ========   ========   ========
TOTAL RETURN(2)...................................         12.04%        (22.84)%   (15.74)%   (14.96)%    (0.28)%    15.54%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $550,538       $432,891   $472,712   $442,439   $470,417   $472,953
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.63%(4)       0.70%      0.69%      0.68%      0.64%      0.65%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.63%(4)       0.70%      0.69%      0.68%      0.64%      0.65%(3)
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.61%(4)       0.67%      0.68%      0.65%      0.62%      0.61%
 Ratios of net investment income to average net
   assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          1.19%(4)       0.85%      0.67%      0.83%      1.17%      1.30%
   After repayment/reimbursements and directed
     brokerage arrangements.......................          1.18%(4)       0.88%      0.68%      0.86%      1.19%      1.34%
 Portfolio turnover rate..........................         14.13%         60.04%     71.67%    157.89%     56.15%     51.52%
---------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) Unaudited.
(4) Annualized.
 +  Calculated using the average shares method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                                CitiStreet
                                                                   Large Company Stock Fund -- R Shares
                                                              -----------------------------------------------
                                                                                        For the period
                                                                 Six months            October 1, 2002
                                                                   ended         (commencement of operations)
                                                              June 30, 2003(5)       to December 31, 2002
                                                              ----------------   ----------------------------
NET ASSET VALUE
 Beginning of period........................................       $ 8.38                   $ 7.76
                                                                   ------                   ------
OPERATIONS
 Net investment income(1)...................................         0.04+                    0.01
 Net unrealized and unrealized gain on investments..........         0.95                     0.61
                                                                   ------                   ------
                                                                     0.99                     0.62
                                                                   ------                   ------
NET ASSET VALUE
 End of period..............................................       $ 9.37                   $ 8.38
                                                                   ======                   ======
TOTAL RETURN(2).............................................        11.81%                    7.99%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)....................       $  800                   $    2
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements(3)........................................         0.98%                    1.05%
   After repayments/reimbursements and before directed
     brokerage arrangements(3)..............................         0.98%                    1.05%
   After repayments/reimbursements and directed brokerage
     arrangements(3)........................................         0.96%                    1.05%
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements(3)........................................         0.84%                    0.59%
   After repayments/reimbursements and directed brokerage
     arrangements(3)........................................         0.82%                    0.59%
 Portfolio turnover rate....................................        14.13%                   60.04%(4)
-------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total return is not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Unaudited.
 +  Calculated using the average shares method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                  CitiStreet Diversified Bond Fund -- I Shares
                                                    -------------------------------------------------------------------------
                                                       Six months                     Year ended December 31,
                                                         ended         ------------------------------------------------------
                                                    June 30, 2003(3)     2002     2001(4)(5)   2000(5)    1999(5)    1998(5)
                                                    ----------------   --------   ----------   --------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $  11.56       $  11.06    $  10.74    $  10.18   $  11.49   $  10.74
                                                        --------       --------    --------    --------   --------   --------
OPERATIONS
 Net investment income(1).........................          0.26+          0.52+       0.57+       0.71       0.65       0.66
 Net realized and unrealized gain (loss) on
   investments....................................          0.31           0.45        0.16        0.49      (0.98)      0.31
                                                        --------       --------    --------    --------   --------   --------
 Total from investment operations.................          0.57           0.97        0.73        1.20      (0.33)      0.97
                                                        --------       --------    --------    --------   --------   --------
DISTRIBUTIONS
 Dividends from net investment income.............            --          (0.47)      (0.41)      (0.64)     (0.67)     (0.01)
 Distributions from net realized gains on
   investments....................................            --             --          --          --      (0.31)     (0.21)
                                                        --------       --------    --------    --------   --------   --------
 Total distributions..............................            --          (0.47)      (0.41)      (0.64)     (0.98)     (0.22)
                                                        --------       --------    --------    --------   --------   --------
NET ASSET VALUE
 End of period....................................      $  12.13       $  11.56    $  11.06    $  10.74   $  10.18   $  11.49
                                                        ========       ========    ========    ========   ========   ========
TOTAL RETURN(2)...................................          4.93%          8.97%       6.86%      12.35%     (2.74)%     9.04%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $662,439       $628,639    $531,202    $284,479   $254,368   $254,365
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.56%(6)       0.56%       0.65%       0.62%      0.60%      0.60%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.56%(6)       0.56%       0.65%       0.62%      0.60%      0.60%(3)
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.56%(6)       0.56%       0.65%       0.62%      0.60%      0.60%
 Ratios of net investment income to average net
   assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          4.33%(6)       4.61%       5.18%       7.14%      6.41%      5.96%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          4.33%(6)       4.61%       5.18%       7.14%      6.41%      5.96%
 Portfolio turnover rate..........................         97.34%        211.37%     341.70%     163.11%     81.29%    224.48%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect changes attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) Unaudited.
(4) The fund has adopted the provisions of the AICPA Audit Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 4.25% to 5.18%. Per share data and ratios/supplemental data for periods prior to January 1, 2002 have not been restated to reflect this change in presentation.
(5) Financial information prior to April 27,2001 is that of Long-Term Bond Fund.
(6) Annualized.
+  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                               CitiStreet Diversified Bond Fund -- R Shares
                                                              -----------------------------------------------
                                                                                        For the period
                                                                 Six months            October 1, 2002
                                                                   ended         (commencement of operations)
                                                              June 30, 2003(5)       to December 31, 2002
                                                              ----------------   ----------------------------
NET ASSET VALUE
 Beginning of period........................................       $11.55                   $11.32
                                                                   ------                   ------
OPERATIONS
 Net investment income(1)...................................         0.24+                    0.11+
 Net realized and unrealized gain on investments............         0.32                     0.12
                                                                   ------                   ------
 Total from investment operations...........................         0.56                     0.23
                                                                   ------                   ------
NET ASSET VALUE
 End of period..............................................        12.11                   $11.55
                                                                   ======                   ======
TOTAL RETURN(2).............................................         4.85%                    2.03%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)................       $1,444                   $    2
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements(3)........................................         0.91%                    0.91%
   After repayments/reimbursements and before directed
     brokerage arrangements(3)..............................         0.91%                    0.91%
   After repayments/reimbursements and directed brokerage
     arrangements(3)........................................         0.91%                    0.91%
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements(3)........................................         3.87%                    3.94%
   After repayments/reimbursements and directed brokerage
     arrangements(3)........................................         3.87%                    3.94%
 Portfolio turnover rate....................................        97.34%                  211.37%(4)
-------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayment and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns are not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Unaudited.
+  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2003 (Unaudited)

Shares                                         Value
--------------------------------------------------------
COMMON STOCKS -- 97.4%
ADVERTISING -- 0.2%
     72,543   WPP Group Plc. .............  $    569,555
                                            ------------
AEROSPACE & DEFENSE -- 0.2%
    259,735   Bae Systems.................       611,776
                                            ------------
AIRLINES -- 0.2%
     13,013   Ryanair Holdings Plc. ADR*..       584,284
                                            ------------
APPAREL & TEXTILES -- 0.7%
     51,260   LVMH Moet Hennessy Louis
              Vuitton SA..................     2,546,561
                                            ------------
AUTOMOTIVE -- 5.2%
     57,506   Bayerische Motoren Werke
              AG..........................     2,215,901
     29,272   DaimlerChrysler AG..........     1,023,572
    141,400   Honda Motor Co., Ltd. ......     5,367,903
    236,700   Toyota Motor Corp. .........     6,141,896
     15,500   Volkswagen AG...............       656,281
    223,927   Wolseley Plc. ..............     2,480,790
                                            ------------
                                              17,886,343
                                            ------------
BANKING -- 16.6%
    131,279   ABN AMRO Holdings...........     2,514,212
     14,130   Acom Co., Ltd. .............       511,653
     82,788   Allied Irish Banks..........     1,238,902
    195,319   Australia & New Zealand
              Banking Group, Ltd. ........     2,440,645
    154,192   Banco Bilbao Vizcaya
              Argentria SA................     1,622,838
    273,787   Banco de Santander Central..     2,402,867
    728,328   Barclay's Plc. .............     5,417,343
    106,592   BNP Paribas SA..............     5,425,381
     20,947   Credit Suisse Group.........       552,501
     47,463   Deutsche Bank AG............     3,083,488
    151,474   HBOS Plc. ..................     1,964,164
    749,726   HSBC Holdings Plc. .........     8,872,834
    594,470   Lloyds TSB Group Plc. ......     4,227,636

Shares                                         Value
--------------------------------------------------------
        108   Mitsubishi Tokyo Financial
              Group, Inc. ................  $    489,291
     47,660   National Australia Bank,
              Ltd. .......................     1,072,044
    128,759   Royal Bank Scotland Group
              Plc. .......................     3,618,039
    124,416   UBS AG......................     6,936,036
    589,359   UniCredito Italiano SpA.....     2,813,328
     92,000   United Overseas Bank,
              Ltd. .......................       647,906
     86,933   Westpac Banking Corp. ......       948,532
                                            ------------
                                              56,799,640
                                            ------------
BUILDING MATERIALS -- 0.5%
     89,600   Assa Abloy..................       868,521
     13,406   Lafarge SA..................       786,433
                                            ------------
                                               1,654,954
                                            ------------
CHEMICALS -- 1.6%
     44,041   Bayer AG....................     1,022,282
    159,436   BOC Group Plc. .............     2,048,960
     73,000   Fuji Photo Film.............     2,113,471
      5,300   Shin-Etsu Chemical Co.,
              Ltd. .......................       181,302
                                            ------------
                                               5,366,015
                                            ------------
COMMERCIAL SERVICES -- 0.5%
    500,000   Li & Fung, Ltd. ............       644,383
    340,303   Rentokil Initial Plc. ......     1,064,507
                                            ------------
                                               1,708,890
                                            ------------
COMMUNICATIONS -- 0.7%
    255,466   Telecom Italia SpA..........     2,315,537
                                            ------------
COMMUNICATION SERVICES -- 5.1%
     30,316   Bouygues....................       838,298
    264,500   British Sky Broadcast*......     2,935,746
     34,556   BT Group....................       116,377
    100,173   Reed Elsevier NV............     1,183,351
     21,437   Vivendi Universal...........       390,828
  6,097,569   Vodafone Group Plc. ........    11,943,232
                                            ------------
                                              17,407,832
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
     59,000   Ricoh Co. ..................  $    965,817
                                            ------------
COMPUTER SOFTWARE & PROCESSING -- 0.5%
     15,200   SAP AG......................     1,795,587
                                            ------------
DOMESTIC OIL -- 0.4%
     25,685   Royal Dutch Petroleum.......     1,194,176
                                            ------------
DRUGS & HEALTH CARE -- 10.3%
     19,139   Altana AG...................     1,209,484
     59,470   AstraZeneca Group Plc. .....     2,388,642
     91,637   Aventis SA..................     5,049,977
    212,522   Celltech Group Plc.*........     1,204,883
    333,322   Glaxosmithkline Plc. .......     6,738,096
    229,704   Novartis AG.................     9,109,303
     41,211   Novo Nordisk AS.............     1,444,847
     43,705   Roche Holdings AG...........     3,435,674
     53,743   Sanofi-Synthelabo SA........     3,152,713
     38,000   Shionogi & Co., Ltd. .......       515,840
    162,328   Smith & Nephew..............       934,397
                                            ------------
                                              35,183,856
                                            ------------
ELECTRICAL EQUIPMENT -- 0.7%
     35,200   Advantest Corp. ............     1,562,421
    106,000   Sumitomo Electric
              Industries, Ltd. ...........       775,621
                                            ------------
                                               2,338,042
                                            ------------
ELECTRIC UTILITIES -- 2.6%
    123,768   E. On Ag....................     6,373,644
     79,899   Endesa SA...................     1,339,958
    128,500   Hong Kong Electric Holdings,
              Ltd. .......................       502,587
    111,978   National Grid Transco
              Plc. .......................       760,714
                                            ------------
                                               8,976,903
                                            ------------

Shares                                         Value
--------------------------------------------------------
ELECTRONICS -- 2.3%
    153,681   ASM Lithography Holding
              NV*.........................  $  1,461,901
     76,360   Celestica, Inc.*............     1,203,434
    194,400   Flextronics International,
              Ltd.*.......................     2,019,816
      6,700   Rohm Co., Ltd. .............       731,742
     33,210   Smiths Group Plc. ..........       385,897
     75,000   Sony Corp. .................     2,115,056
                                            ------------
                                               7,917,846
                                            ------------
ENTERTAINMENT & LEISURE -- 0.3%
    210,900   Hilton Group Plc. ..........       641,418
      6,200   Nintendo Co., Ltd. .........       451,596
                                            ------------
                                               1,093,014
                                            ------------
FINANCIAL SERVICES -- 1.3%
    334,434   Amvescap Plc. ..............     2,310,646
     87,217   Fortis......................     1,504,821
    112,500   Swire Pacific...............       490,501
                                            ------------
                                               4,305,968
                                            ------------
FOOD & BEVERAGES -- 7.4%
    263,609   Cadbury Schweppes Plc. .....     1,559,876
    190,074   Compass Group Plc. .........     1,026,562
    686,095   Diageo Plc. ................     7,337,284
    132,326   Foster's Group, Ltd. .......       374,060
     46,917   Heineken NV.................     1,667,558
     41,112   Nestle SA...................     8,501,631
     42,516   Unilever NV.................     2,284,797
    303,645   Unilever Plc. ..............     2,421,643
                                            ------------
                                              25,173,411
                                            ------------
GAS & PIPELINE UTILITIES -- 0.4%
     62,491   Veolia Environment..........     1,286,657
                                            ------------
HEAVY CONSTRUCTION -- 0.1%
      5,663   SMC Corp. ..................       477,685
                                            ------------
HOTELS & RESTAURANTS -- 0.3%
     32,089   Carnival Plc. ..............       976,465
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
HOUSEHOLD APPLIANCES & HOME
FURNISHINGS -- 1.2%
     96,257   Philips Electronics NV......  $  1,833,518
    184,000   Sharp Corp. ................     2,365,725
                                            ------------
                                               4,199,243
                                            ------------
INDUSTRIALS -- 0.4%
    274,586   Hanson Plc. ................     1,532,924
                                            ------------
INDUSTRIAL MACHINERY -- 1.1%
    138,835   CRH Plc. ...................     2,189,419
     14,200   Fanuc, Ltd. ................       704,935
    241,000   Komatsu.....................       924,951
    171,600   TI Automotive, Ltd.*........             0
                                            ------------
                                               3,819,305
                                            ------------
INSURANCE -- 5.1%
     68,304   Alleanza Assicurazioni......       650,532
    215,336   AXA.........................     3,346,296
    331,051   ING Groep NV................     5,761,375
    991,221   Legal & General Group
              Plc. .......................     1,376,248
    341,000   Mitsui Sumitomo Insurance
              Co., Ltd. ..................     1,584,723
    174,064   Prudential Corp. ...........     1,055,898
     65,581   Swiss Reinsurance...........     3,641,502
                                            ------------
                                              17,416,574
                                            ------------
MEDICAL SUPPLIES -- 3.1%
     70,300   Hoya Corp. .................     4,850,703
    151,500   Takeda Chemical Industries,
              Ltd. .......................     5,599,641
                                            ------------
                                              10,450,344
                                            ------------
MINING -- 1.3%
    276,226   BHP Billiton Plc. ..........     1,456,472
    310,525   BHP Billiton, Ltd. .........     1,801,457
     62,118   Rio Tinto Plc. .............     1,170,494
                                            ------------
                                               4,428,423
                                            ------------

Shares                                         Value
--------------------------------------------------------
MULTIMEDIA -- 1.4%
    204,657   News Corp., Ltd. ...........  $  1,539,070
    297,291   Reed Elsevier Plc. .........     2,477,847
     22,157   VNU NV......................       683,792
                                            ------------
                                               4,700,709
                                            ------------
OFFICE EQUIPMENT -- 2.8%
    210,000   Canon, Inc. ................     9,654,165
                                            ------------
OIL & GAS -- 10.1%
  1,342,008   BP Plc. ....................     9,322,011
    652,807   Centrica Plc. ..............     1,896,387
     80,144   Encana Corp. ...............     3,056,201
    345,265   ENI SpA.....................     5,230,349
  3,719,094   PetroChina Co., Ltd. .......     1,120,762
     62,200   Precision Drilling Corp.*...     2,331,554
    329,784   Shell Transport & Trading...     2,180,401
     61,337   Total Fina Elf SA...........     9,284,762
                                            ------------
                                              34,422,427
                                            ------------
PAPER -- 0.5%
    150,011   Stora Enso Oyj..............     1,678,913
                                            ------------
RAILROADS & EQUIPMENT -- 0.1%
        110   East Japan Railway..........       490,092
                                            ------------
REAL ESTATE -- 0.4%
    146,624   Cheung Kong (Holdings),
              Ltd. .......................       879,952
    120,680   Sun Hung Kai Properties,
              Ltd. .......................       608,186
                                            ------------
                                               1,488,138
                                            ------------
RETAIL -- 0.3%
     23,100   AEON Co., Ltd. .............       530,015
    138,921   Kingfisher Plc. ............       636,629
                                            ------------
                                               1,166,644
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
RETAIL GROCERY -- 2.2%
     93,081   Ahold Kon NV................  $    774,090
     32,229   Carrefour SA................     1,582,208
  1,461,796   Tesco Plc. .................     5,297,527
                                            ------------
                                               7,653,825
                                            ------------
RETAIL TRADE -- 0.3%
     27,568   Metro AG....................       892,639
                                            ------------
TELEPHONE -- 7.6%
        981   Nippon Telegraph & Telephone
              Corp. ......................     3,855,083
    547,101   Nokia Oyj...................     9,024,206
      1,967   NTT DoCoMo, Inc. ...........     4,266,989
    772,210   Telefonica SA...............     8,980,054
                                            ------------
                                              26,126,332
                                            ------------
TRANSPORTATION -- 0.5%
    108,800   Denso Corp. ................     1,727,474
                                            ------------
TRUCKING & FREIGHT FORWARDING -- 0.2%
     37,347   TPG NV......................       649,531
                                            ------------
TOBACCO -- 0.3%
     94,770   British American Tobacco
              Plc. .......................     1,076,937
                                            ------------
WATER & SEWER -- 0.1%
     21,976   Suez SA.....................       350,352
                                            ------------
TOTAL COMMON STOCKS
  (Cost $345,194,137).....................   333,061,805
                                            ------------

Shares                                         Value
--------------------------------------------------------
RIGHTS -- 0.0%
Building Materials -- 0.0%
     13,406   Lafarge.....................  $     36,238
                                            ------------
TOTAL RIGHTS
  (Cost $0)...............................        36,238
                                            ------------

SHORT TERM INVESTMENTS -- 8.4%
Collateral for Securities on Loan -- 6.7%
$22,927,412   State Street Navigator
              Securities Lending Prime
              Portfolio, 1.14% (a)........    22,927,412
                                            ------------
Other -- 1.7%
  5,823,208   Goldman Sachs Prime
              Obligations Fund 1.01%......     5,823,208
                                            ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $28,750,620)......................    28,750,620
                                            ------------
TOTAL INVESTMENTS -- 105.8%
  (Cost $373,944,757).....................   361,848,663
                                            ------------
Other liabilities in excess of               (19,866,994)
assets -- (5.8)%
                                            ------------
NET ASSETS -- 100.0%                        $341,981,669
                                            ============

NOTES TO PORTFOLIO OF INVESTMENTS:
*  -- Non-income producing security
(a) -- Represents investments of security lending collateral (Note 2) ADR -- American Depository Receipts

    The accompanying notes are an integral part of the financial statements.

Investments by Country
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2003 (Unaudited)

                                               Percentage of
COUNTRY                                         Net Assets
------------------------------------------------------------
United Kingdom                                     30.4%
Japan                                              17.2
France                                             10.0
Switzerland                                         9.4
Netherlands                                         5.9
Germany                                             5.4
Spain                                               4.2
Italy                                               3.2
Finland                                             3.1
Australia                                           2.4
Canada                                              1.9
Ireland                                             1.2
Hong Kong                                           0.9
Singapore                                           0.8
Belgium                                             0.4
Denmark                                             0.4
China                                               0.3
Sweden                                              0.3
                                                   ----
  Total                                            97.4%
                                                   ====

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited)

Shares                                         Value
--------------------------------------------------------
COMMON STOCKS -- 95.2%
ADVERTISING -- 0.6%
      2,426   Catalina Marketing Corp.*...  $     42,819
    169,759   Doubleclick, Inc.*..........     1,570,271
      1,959   Getty Images, Inc.*.........        80,907
         46   Grey Global Group, Inc. ....        35,535
      3,900   ValueClick, Inc.*...........        23,517
                                            ------------
                                               1,753,049
                                            ------------
AEROSPACE & DEFENSE -- 1.2%
      2,105   AAR Corp. ..................        14,861
      4,081   Aeroflex, Inc.*.............        31,587
      9,710   Alliant Techsystems,
              Inc.*.......................       504,046
        600   Applied Signal Technology,
              Inc. .......................        10,190
      1,680   Armor Holdings, Inc.*.......        22,512
      1,576   Aviall, Inc.*...............        17,919
      1,139   Cubic Corp. ................        25,309
        613   Curtiss-Wright Corp. .......        38,742
      1,485   DRS Technologies, Inc.*.....        41,461
        600   Ducommun, Inc.*.............         8,460
        885   EDO Corp. ..................        15,665
     18,024   Engineered Support Systems,
              Inc. .......................       754,304
      1,817   GenCorp., Inc. .............        16,153
      7,499   Goodrich Corp. .............       157,479
        683   Heico Corp. ................         8,333
     37,389   Herley Industries, Inc.*....       634,865
      2,350   Hexcel Corp.*...............         7,520
     59,300   Integrated Defense
              Technologies, Inc.*.........       919,743
      1,100   Invision Technologies,
              Inc.*.......................        27,335
      1,292   Kaman Corp. ................        15,103
        600   KVH Industries, Inc.*.......        14,823
      1,521   Mercury Computer Systems,
              Inc.*.......................        27,621
      1,040   Moog, Inc. - Class A*.......        36,140
      2,584   Orbital Sciences Corp.*.....        18,863

Shares                                         Value
--------------------------------------------------------
      3,368   Precision Castparts
              Corp. ......................  $    104,745
        354   Sequa Corp.*................        12,142
      1,847   Teledyne Technologies,
              Inc.*.......................        24,196
      2,201   Teleflex, Inc. .............        93,653
        850   Triumph Group, Inc.*........        23,945
      1,400   United Defense Industries,
              Inc.*.......................        36,316
        670   United Industrial Corp. ....        10,921
      1,400   Veridian Corp.*.............        48,797
        500   World Fuel Services
              Corp. ......................        12,295
                                            ------------
                                               3,736,044
                                            ------------
AIRLINES -- 1.1%
     48,226   Airtran Holdings, Inc.*.....       504,926
      1,663   Alaska Air Group, Inc.*.....        35,671
      1,900   America West Holdings
              Corp.*......................        12,907
     88,500   AMR Corp.*..................       973,500
      2,801   Atlantic Coast Airlines
              Holdings, Inc.*.............        37,785
     45,001   Continental Airlines,
              Inc.*.......................       673,665
      6,900   Delta Air Lines, Inc. ......       101,292
      1,700   ExpressJet Holdings,
              Inc.*.......................        25,670
      2,269   Frontier Airlines, Inc.*....        20,603
      3,550   JetBlue Airways Corp.*......       150,129
      2,388   Mesa Air Group, Inc.*.......        19,104
        709   Mesaba Holdings, Inc.*......         4,375
     68,888   Northwest Airlines Corp.*...       777,746
        100   Petroleum Helicopters*......         3,155
      3,526   Skywest, Inc. ..............        67,206
                                            ------------
                                               3,407,734
                                            ------------
APPAREL & TEXTILES -- 0.5%
      1,050   Brown Shoe Co., Inc. .......        31,290
        400   Cherokee, Inc.*.............         8,008
        855   Columbia Sportswear Co.*....        43,956
      1,478   DHB Industries, Inc.*.......         6,045
      1,417   Fossil, Inc.*...............        33,384

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        354   Guess ?, Inc.*..............  $      2,124
        812   K-Swiss, Inc. ..............        28,030
      1,721   Kellwood Co. ...............        54,435
        483   Kenneth Cole Productions,
              Inc.*.......................         9,414
        800   Maxwell Shoe Co.*...........        11,520
        491   Movado Group, Inc. .........        10,679
      1,534   Nautica Enterprises,
              Inc.*.......................        19,681
     21,596   Oshkosh B'Gosh, Inc. .......       583,092
        442   Oxford Industries, Inc. ....        18,352
      1,421   Phillips-Van Heusen.........        19,368
      2,710   Polo Ralph Lauren Corp. ....        69,891
     12,977   Quiksilver, Inc.*...........       213,991
      3,155   Reebok International
              Ltd.*.......................       106,103
      1,663   Russell Corp. ..............        31,597
        938   Skechers U.S.A., Inc.*......         6,941
        725   Steven Madden Ltd.*.........        15,834
      2,514   Stride Rite Corp. ..........        25,039
      1,250   Timberland Co.*.............        66,075
      3,524   Unifi, Inc.*................        21,849
        370   Unifirst Corp./MA...........         8,103
      1,067   Vans, Inc.*.................         9,582
      2,200   Warnaco Group, Inc.
              (The)*......................        29,560
      1,873   Wellman, Inc. ..............        20,978
      2,756   Wolverine World Wide,
              Inc. .......................        53,081
                                            ------------
                                               1,558,002
                                            ------------
AUTOMOTIVE -- 0.7%
        400   Aftermarket Technology
              Corp.*......................         4,204
      1,725   American Axle &
              Manufacturing Holdings,
              Inc.*.......................        41,227
      3,924   Arvinmeritor, Inc. .........        79,186
      6,223   Autoliv, Inc. ..............       168,519
        596   Bandag, Inc. ...............        22,213
      1,750   BorgWarner, Inc. ...........       112,700
        967   Coachmen Industries,
              Inc. .......................        11,556

Shares                                         Value
--------------------------------------------------------
      1,179   Collins & Aikman Corp.*.....  $      3,478
      4,135   Cooper Tire & Rubber Co. ...        72,735
      9,600   Dana Corp. .................       110,976
        796   Dura Automotive Systems,
              Inc.*.......................         7,809
      9,600   Goodyear Tire & Rubber Co.
              (The).......................        50,350
        600   Keystone Automotive
              Industries, Inc.*...........        10,956
      4,077   Lear Corp.*.................       187,623
     27,000   McLeodUSA, Inc.*............             0
        567   Midas, Inc.*................         6,872
      1,692   Modine Manufacturing Co. ...        32,774
      1,557   Monaco Coach Corp.*.........        23,869
      2,400   Raytech Corp.*..............        10,200
      1,200   Sports Resorts
              International, Inc.*........         5,856
        564   Standard Motor Products,
              Inc. .......................         6,260
      5,598   Strattec Security Corp.*....       297,814
      1,450   Superior Industries
              International...............        60,465
      2,200   Tenneco Automotive, Inc.*...         7,920
     13,394   Thor Industries, Inc. ......       546,743
      3,559   Tower Automotive, Inc.*.....        13,026
      8,524   Visteon Corp. ..............        58,560
      5,718   Winnebago Industries........       216,712
                                            ------------
                                               2,170,603
                                            ------------
BANKING -- 6.3%
      1,103   1st Source Corp. ...........        20,472
        500   ABC BanCorp.................         7,165
        600   Accredited Home Lenders
              Holding Co.*................        11,760
        654   Alabama National BanCorp....        31,706
        700   Allegiant Bancorp, Inc. ....        14,175
      1,476   Amcore Financial, Inc. .....        34,361

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        300   American National
              Bankshares, Inc. ...........  $      8,067
        600   AmericanWest Bancorp.*......         9,728
     21,090   Anchor Bancorp Wisconsin,
              Inc. .......................       503,840
        530   Arrow Financial Corp. ......        17,686
      4,369   Associated BanCorp..........       161,129
      4,968   Astoria Financial Corp. ....       138,756
        283   Bancfirst Corp. ............        14,676
      5,221   Bancorpsouth, Inc. .........       108,858
        400   Banctrust Financial Group,
              Inc. .......................         6,362
        800   Bank Mutual Corp. ..........        26,000
        797   Bank of Granite Corp. ......        13,589
      4,044   Bank of Hawaii Corp. .......       134,059
      8,996   Bank Of The Ozarks, Inc. ...       348,685
      2,792   Bankatlantic Bancorp,
              Inc. .......................        33,197
      1,721   Bankunited Financial
              Corp.*......................        34,678
        549   Banner Corp. ...............        11,249
      3,605   Bay View Capital Corp.*.....        20,837
        300   Berkshirehill Bancorp,
              Inc. .......................         8,520
      1,053   BOK Financial Corp.*........        40,614
     19,828   Boston Private Financial
              Holdings, Inc. .............       417,974
      3,850   Brookline Bancorp, Inc. ....        53,900
        200   Bryn Mawr Bank Corp. .......         7,414
        425   BSB Bancorp, Inc. ..........        10,549
        200   C&F Financial Corp. ........         7,842
        500   Camco Financial Corp. ......         7,787
        500   Camden National Corp. ......        13,750
        603   Capital City Bank Group,
              Inc. .......................        21,829
        300   Capital Corp. of the
              West*.......................         7,600
      7,668   Capitol Bancorp Ltd. .......       207,803
      1,459   Capitol Federal Financial...        41,013
        750   Cascade Bancorp.............        12,998
      5,416   Cathay Bancorp, Inc. .......       241,643

Shares                                         Value
--------------------------------------------------------
        231   CB Bancshares, Inc. ........  $     14,350
        585   CCBT Financial Cos.,
              Inc. .......................        13,976
        500   Center Bancorp, Inc. .......         7,552
        529   Central Coast Bancorp*......         8,871
     15,211   Central Pacific Financial
              Corp. ......................       421,345
        300   Century Bancorp, Inc. ......         8,934
        834   CFS Bancorp, Inc. ..........        11,759
        300   Charter Financial
              Corp./GA....................         8,475
     10,985   Charter One Financial,
              Inc. .......................       342,512
      1,613   Chemical Financial Corp. ...        48,067
      2,078   Chittenden Corp. ...........        56,833
      2,926   Citizens Banking Corp. .....        78,329
        500   Citizens First Bancorp,
              Inc. .......................        10,920
        600   Citizens South Banking
              Corp. ......................         7,936
        425   City Bank (Lynnwood, WA)....        11,501
      1,134   City Holding Co.*...........        33,192
      2,561   City National Corp. ........       114,118
        200   CNB Financial Corp. ........         8,987
        164   Coastal Bancorp, Inc. ......         4,661
        550   Coastal Financial Corp. ....         7,101
        300   Cobiz, Inc. ................         4,062
      7,707   Colonial BancGroup, Inc.
              (The).......................       106,896
        300   Columbia Bancorp............         7,200
        500   Columbia Bancorp (Oregon)...         6,668
        721   Columbia Banking Systems,
              Inc. .......................        12,913
      3,834   Commerce Bancorp, Inc. .....       142,241
      3,895   Commerce Bancshares, Inc. ..       151,710
        200   Commercial Bankshares,
              Inc. .......................         5,938
      2,951   Commercial Federal Corp. ...        62,561
        712   Community Bank System,
              Inc. .......................        27,056
        424   Community Banks, Inc. ......        12,610

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      2,343   Community First Bankshares,
              Inc. .......................  $     63,964
        803   Community Trust Bancorp,
              Inc. .......................        20,990
        649   Connecticut Bancshares,
              Inc. .......................        25,473
        596   Corus Bankshares, Inc. .....        28,864
      3,239   Cullen/Frost Bankers,
              Inc. .......................       103,972
      2,218   CVB Financial Corp. ........        43,295
      1,475   Dime Community Bancshares...        37,539
      1,421   Downey Financial Corp. .....        58,687
      1,420   East-West Bancorp, Inc. ....        51,319
        300   Eastern Virginia Bankshares,
              Inc. .......................         6,866
        200   Enstar Group, Inc.*.........         7,874
        500   ESB Financial Corp. ........         6,743
        208   EverTrust Financial Group,
              Inc. .......................         4,782
        200   Exchange National
              Bancshares, Inc. ...........        11,125
        625   F&M Bancorp.................        30,825
        413   Farmers Capital Bank
              Corp. ......................        13,187
        300   FFLC Bancorp, Inc. .........         7,780
      1,043   Fidelity Bankshares,
              Inc. .......................        23,259
        428   Financial Institutions,
              Inc. .......................        10,058
        485   First Bancorp...............        12,566
     11,189   First Bancorp Puerto Rico...       307,138
        725   First Busey Corp. ..........        17,574
      2,088   First Charter Corp. ........        36,331
        383   First Citizens BancShares,
              Inc. .......................        38,622
      3,893   First Commonwealth Financial
              Corp. ......................        50,453
        600   First Community Bancorp,
              California..................        18,702
        617   First Community Bancshares,
              Inc. .......................        21,780
        300   First Defiance Financial
              Corp. ......................         5,952

Shares                                         Value
--------------------------------------------------------
        406   First Essex Bancorp,
              Inc. .......................  $     19,139
      1,038   First Federal Capital
              Corp. ......................        20,604
        200   First Federal Financial of
              Kentucky....................         6,527
      2,437   First Financial Bancorp.....        38,992
      5,608   First Financial Bankshares,
              Inc. .......................       187,644
        383   First Financial Corp. ......        20,261
        767   First Financial Holdings,
              Inc. .......................        20,740
        831   First Indiana Corp. ........        14,227
        200   First M & F Corp. ..........         6,537
      1,161   First Merchants Corp. ......        28,224
      3,078   First Midwest Bancorp,
              Inc. .......................        88,677
        440   First National Corp. .......        10,850
      4,464   First Niagra Financial
              Group, Inc. ................        62,317
        300   First Oak Brook Bancshares,
              Inc. .......................         9,897
        150   First of Long Island Corp.
              (The).......................         5,985
        749   First Place Financial
              Corp. ......................        12,973
        570   First Republic Bank.........        15,162
      1,417   First Sentinel Bancorp,
              Inc. .......................        22,630
        200   First South Bancorp,
              Inc. .......................         6,652
        400   First State
              Bancorporation..............        11,004
        400   First United Corp. .........         8,500
      4,346   First Virginia Banks,
              Inc.*.......................       187,400
        300   Firstbank Corp. ............         9,105
        400   Firstfed America Bancorp....        13,800
      1,180   FirstFed Financial Corp.*...        41,642
      4,885   FirstMerit Corp. ...........       111,671
      1,788   Flagstar Bancorp, Inc               43,717
        300   FloridaFirst Bancorp,
              Inc. .......................         7,151
        609   Flushing Financial Corp. ...        13,502
      2,922   FNB Corp. (Pennsylvania)....        88,420
        300   FNB Corp. (Virginia)........         8,121

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        300   FNB Corp., Inc. (North
              Carolina)...................  $      7,439
        200   Franklin Financial Corp. ...         6,010
     15,762   Frontier Financial Corp. ...       447,798
      6,854   Fulton Financial Corp. .....       136,189
        300   GA Financial, Inc. .........         7,537
        496   GBC Bancorp.................        19,046
        635   German American Bancorp*....        11,081
     15,873   Glacier Bancorp, Inc. ......       390,793
      1,876   Gold Banc Corp., Inc                19,717
        485   Great Southern Bancorp,
              Inc. .......................        18,692
      3,263   Greater Bay Bancorp.........        66,630
        400   Greene County Bancshares,
              Inc. .......................         8,452
        831   Hancock Holding Co. ........        39,107
        500   Hanmi Financial Corp. ......         8,735
      1,386   Harbor Florida Bancshares,
              Inc. .......................        33,209
      1,289   Harleysville National
              Corp. ......................        34,880
        500   Hawthorne Financial Corp.*..        17,330
        700   Heritage Commerce Corp.*....         8,524
        300   Heritage Financial Corp. ...         6,420
      9,958   Hibernia Corp. .............       180,837
        700   Horizon Financial Corp. ....        11,035
      1,041   Hudson River Bancorp........        29,065
      2,940   Hudson United Bancorp.......       100,401
        600   Humboldt Bancorp............         8,976
        385   Iberiabank Corp. ...........        18,788
        200   IBT Bancorp, Inc. ..........         9,988
      3,277   Independence Community Bank
              Corp. ......................        92,477
     11,728   Independent Bank Corp.
              Massachusetts...............       264,936
      6,948   Independent Bank Corp.
              Michigan....................       178,494
      3,722   IndyMac Bancorp, Inc. ......        94,613
        980   Integra Bank Corp. .........        16,866

Shares                                         Value
--------------------------------------------------------
        850   Interchange Financial
              Services Corp. .............  $     16,677
      1,883   International Bancshares
              Corp. ......................        66,960
        909   Irwin Financial Corp. ......        23,543
        300   Itla Capital Corp.*.........        12,129
        400   Klamath First Bancorp,
              Inc. .......................         6,721
        661   Lakeland Bancorp, Inc. .....        10,563
        300   Lakeland Financial Corp. ...         9,114
        300   LNB Bancorp, Inc. ..........         6,510
     32,898   Local Financial Corp.*......       475,047
        500   LSB Bancshares, Inc. .......         8,655
        420   Macatawa Bank Corp. ........        10,118
      1,292   MAF Bancorp, Inc. ..........        47,894
        664   Main Street Banks, Inc. ....        16,799
        315   MainSource Financial Group,
              Inc. .......................         7,677
        300   MASSBANK Corp. .............        10,851
      4,002   MB Financial Corp. .........       160,240
      1,000   MBT Financial Corp. ........        17,483
        300   Mercantile Bank Corp. ......         8,559
      4,389   Mercantile Bankshares
              Corp. ......................       172,839
        300   Merchants Bancshares,
              Inc. .......................         7,800
      1,392   Mid-State Bancshares........        27,492
        577   Midwest Banc Holdings,
              Inc. .......................        11,205
        208   MutualFirst Financial,
              Inc. .......................         4,857
     21,965   Nara Bancorp, Inc. .........       417,335
        200   NASB Financial, Inc. .......         5,800
        200   National Bankshares,
              Inc. .......................         7,854
      1,295   National Penn Bancshares,
              Inc. .......................        36,364
        400   NBC Capital Corp. ..........        10,120
      2,005   NBT Bancorp, Inc. ..........        38,797
     49,692   Netb@nk, Inc. ..............       653,947
      9,153   Northrim Bancorp, Inc. .....       165,944
        638   Northwest Bancorp, Inc. ....        10,208
        606   OceanFirst Financial
              Corp. ......................        14,805

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      2,268   Ocwen Financial Corp.*......  $     10,297
      4,172   Old National Bancorp........        95,956
        380   Old Second Bancorp, Inc. ...        16,283
        625   Omega Financial Corp. ......        21,375
     16,168   Oriental Financial Group....       415,356
     12,036   Pacific Capital Bancorp.....       421,862
        996   Pacific Northwest Bancorp...        34,621
        600   Pacific Union Bank..........         8,034
        809   Park National Corp. ........        92,428
        300   Parkvale Financial Corp. ...         7,374
        400   Partners Trust Financial
              Group, Inc. ................         7,632
        400   Patriot Bank Corp. .........         7,189
        400   Peapack Gladstone Financial
              Corp. ......................        12,812
        385   Pennfed Financial
              Services....................        10,684
        440   Pennrock Financial Services
              Corp. ......................        11,884
        610   Peoples Bancorp, Inc. ......        15,415
      1,605   Peoples Bank Bridgeport.....        46,529
        300   Peoples Holding Co. (The)...        13,275
        767   PFF Bancorp, Inc. ..........        29,645
        264   Port Financial Corp. .......        14,224
        450   PrivateBancorp, Inc. .......        12,272
        926   Prosperity Bancshares,
              Inc. .......................        17,826
        143   Provident Bancorp, Inc. ....         4,590
      1,540   Provident Bankshares
              Corp. ......................        39,131
      2,792   Provident Financial Group,
              Inc. .......................        71,559
        200   Provident Financial
              Holdings....................         5,862
      3,000   Provident Financial
              Services, Inc. .............        57,093
        330   Quaker City Bancorp,
              Inc. .......................        13,547
      4,570   R&G Financial Corp. ........       135,729
        600   Republic Bancorp, Inc.
              (Kentucky)..................         8,898
      3,541   Republic Bancorp, Inc.
              (Michigan)..................        47,520

Shares                                         Value
--------------------------------------------------------
        385   Republic Bancshares,
              Inc. .......................  $      9,629
        921   Riggs National Corp. .......        14,018
      4,239   Roslyn Bancorp, Inc. .......        91,096
        252   Royal Bancshares of
              Pennsylvania................         5,380
      1,776   S&T Bancorp, Inc. ..........        48,716
        987   Sandy Spring Bancorp,
              Inc. .......................        31,189
        389   Santander Bancorp...........         6,364
        629   Seacoast Banking Corp. of
              Florida.....................        10,718
      1,676   Seacoast Financial Services
              Corp. ......................        33,185
        428   Second Bancorp, Inc. .......        11,042
        300   Shore Bancshares, Inc. .....         9,216
      2,084   Silicon Valley
              Bancshares*.................        49,620
        812   Simmons First National
              Corp. ......................        16,248
      5,564   Sky Financial Group,
              Inc. .......................       120,850
        800   Sound Federal Bancorp,
              Inc. .......................        10,861
     26,834   South Financial Group, Inc.
              (The).......................       626,037
        300   Southern Financial Bancorp,
              Inc. .......................         9,159
        500   Southside Bancshares,
              Inc. .......................         8,961
      1,888   Southwest Bancorp of Texas,
              Inc. .......................        61,379
        300   Southwest Bancorp, Inc.*....         8,223
        406   St. Francis Capital
              Corp. ......................        11,802
        425   State Bancorp, Inc. ........         8,322
        300   State Financial Services
              Corp. ......................         6,635
      3,602   Staten Island Bancorp,
              Inc. .......................        70,167
        764   Sterling Bancorp............        21,308
     46,464   Sterling Bancshares,
              Inc. .......................       607,749
      1,186   Sterling Financial Corp.
              (Pennsylvania)..............        27,575
      1,070   Sterling Financial Corp.
              (Washington)*...............        26,065

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        670   Suffolk Bancorp.............  $     21,574
        400   Summit Bancshares, Inc. ....         9,392
        525   Sun Bancorp, Inc. (New
              Jersey)*....................        10,448
        400   Sun Bancorp, Inc.
              (Pennsylvania)..............         8,072
        400   Superior Financial Corp. ...         9,600
      2,601   Susquehanna Bancshares,
              Inc. .......................        60,733
      3,151   SY Bancorp, Inc. ...........       111,451
      4,600   TCF Financial Corp. ........       183,081
     12,346   Texas Regional Bancshares,
              Inc. .......................       428,406
      1,400   TierOne Corp. ..............        27,231
        485   Tompkins Trustco, Inc. .....        21,655
        300   Trico Bancshares............         7,629
        456   Troy Financial Corp. .......        12,380
      1,238   Trust Co, of New Jersey
              (The).......................        37,511
      4,398   Trustco Bank Corp. .........        48,730
      2,993   Trustmark Corp. ............        76,232
     12,415   UCBH Holdings, Inc. ........       356,062
      1,054   UMB Financial Corp. ........        44,690
     35,671   Umpqua Holdings Corp........       677,392
        400   Union Bankshares Corp. .....        11,308
      2,385   United Bankshares, Inc. ....        68,330
      1,200   United Community Banks,
              Inc. .......................        29,976
      1,976   United Community Financial
              Corp. ......................        18,258
      1,170   United National Bancorp, New
              Jersey......................        32,280
        138   United Security
              Bancshares/AL...............         6,232
      1,330   Unizan Financial Corp. .....        23,368
        767   USB Holding Co., Inc. ......        13,614
      5,881   Valley National BanCorp.....       154,964
        138   Viacom, Inc. ...............         4,725

Shares                                         Value
--------------------------------------------------------
        400   Virginia Financial Group,
              Inc. .......................  $     11,200
      2,925   W Holding Co., Inc. ........        49,491
        200   Warwick Community Bancorp,
              Inc. .......................         5,850
      4,432   Washington Federal, Inc. ...       102,512
        949   Washington Trust Bancorp,
              Inc. .......................        21,818
        300   Wayne Bancorp, Inc. ........         9,123
      2,164   Waypoint Financial Corp. ...        39,039
      2,968   Webster Financial Corp. ....       112,190
      1,250   WesBanco, Inc. .............        30,375
      1,113   West Coast Bancorp..........        20,257
      2,130   Westamerica Bancorporation..        91,760
        660   WestCorp....................        18,480
        200   Western Sierra Bancorp*.....         6,647
        400   Westfield Financial,
              Inc. .......................         7,524
      2,607   Whitney Holding Corp. ......        83,346
        700   Willow Grove Bancorp,
              Inc. .......................        11,879
      4,234   Wilmington Trust Corp. .....       124,268
     14,285   Wintrust Financial Corp. ...       422,836
        406   WSFS Financial Corp. .......        15,590
        346   Yadkin Valley Bank and Trust
              Co. ........................         5,508
        600   Yardville National
              Bancorp.....................        11,700
                                            ------------
                                              18,959,441
                                            ------------
BUILDING MATERIALS -- 0.2%
        550   Aaon, Inc.*.................        10,186
        300   American Woodmark Corp. ....        13,968
      2,004   Apogee Enterprises, Inc. ...        18,076
      3,310   Crane Co. ..................        74,905
        200   Drew Industries, Inc.*......         3,640
      1,220   ElkCorp.....................        27,450
      1,647   Griffon Corp.*..............        26,352
      4,446   Jacuzzi Brands, Inc.*.......        23,519
      2,514   Lennox International,
              Inc. .......................        32,355
      1,321   NCI Building Systems,
              Inc.*.......................        22,061

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      6,809   Simpson Manufacturing Co.,
              Inc.*.......................  $    249,293
        383   Trex Co., Inc.*.............        15,033
      1,009   Universal Forest Products,
              Inc. .......................        21,129
      2,310   USG Corp.*..................        43,890
        992   Watsco, Inc. ...............        16,428
      2,501   York International Corp. ...        58,523
                                            ------------
                                                 656,808
                                            ------------
BUSINESS SERVICES -- 3.3%
      2,260   ABM Industries, Inc. .......        34,804
      2,200   Activcard Corp.*............        20,659
      1,150   Administaff, Inc.*..........        11,845
      1,000   Alliance Data Systems
              Corp.*......................        23,400
     11,030   Allied Waste Industries,
              Inc.*.......................       110,852
        500   Angelica Corp. .............         8,475
      1,934   Arbitron, Inc.*.............        69,044
      1,705   Banta Corp..................        55,191
      7,200   Bisys Group, Inc. (The)*....       132,132
      2,343   Bowne & Co., Inc. ..........        30,529
        705   Bright Horizons Family
              Solutions, Inc.*............        23,660
      3,539   Brink's Co. (The)...........        51,563
      3,000   Career Education Corp.*.....       205,260
        780   Casella Waste Systems,
              Inc.*.......................         7,043
        820   CCC Information Services
              Group*......................        11,890
        838   CDI Corp.*..................        21,754
        867   Central Parking Corp. ......        10,716
      4,989   Century Business Services,
              Inc.*.......................        16,214
      8,270   Ceridian Corp.*.............       140,342
      3,400   Certegy, Inc.*..............        94,350
      8,233   Charles River Associates,
              Inc.*.......................       232,274
      3,993   Checkfree Corp.*............       111,165
        900   Clark, Inc.*................        10,755

Shares                                         Value
--------------------------------------------------------
     22,787   Coinstar, Inc.*.............  $    435,747
        618   Consolidated Graphics,
              Inc.*.......................        14,140
      9,400   Convergys Corp.*............       150,250
      2,750   Corinthian Colleges,
              Inc.*.......................       133,567
        700   Cornell Cos., Inc.*.........        10,598
      2,363   Corporate Executive Board
              Co.*........................        95,772
      4,202   Costar Group, Inc.*.........       125,472
        283   CPI Corp. ..................         4,995
      3,539   CSG Systems International*..        50,006
      4,700   D&B Corp.*..................       193,170
      3,500   Darling International,
              Inc.*.......................         8,392
      3,660   Deluxe Corp. ...............       163,968
      3,593   Devry, Inc.*................        83,681
      2,021   Education Management
              Corp.*......................       107,477
     31,229   eFunds Corp.*...............       360,070
        850   Electro Rent Corp.*.........         9,163
        900   Ennis Business Forms........        13,095
     52,811   Exult, Inc.*................       452,590
      1,273   Factset Research Systems,
              Inc. .......................        56,076
        780   First Consulting Group,
              Inc.*.......................         3,643
      2,567   FTI Consulting, Inc.*.......        64,098
      1,321   G&K Services, Inc. .........        39,102
        700   General Binding Corp.*......         8,400
        900   Gevity HR, Inc.*............        10,627
      1,730   Global Payments, Inc. ......        61,415
     16,101   Harland (John H.) Co. ......       421,202
     19,371   Headwaters, Inc.*...........       284,560
        500   Healthcare Services
              Group*......................         7,065
      1,150   Heidrick & Struggles
              International, Inc.*........        14,513
      1,100   Hewitt Associates, Inc.*....        25,879
      3,810   HON Industries, Inc. .......       116,205
        500   Hudson Highland Group,
              Inc.*.......................         9,496

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         64   ICT Group, Inc.*............  $        669
      1,000   Imagistics International,
              Inc.*.......................        25,800
      1,630   infoUSA, Inc.*..............        13,203
        754   Insurance Auto Auctions,
              Inc.*.......................         9,470
        725   Intercept, Inc.*............         6,061
        567   Interpool, Inc. ............         9,310
      1,280   Ionics, Inc.*...............        28,634
      2,718   ITT Educational Services,
              Inc.*.......................        79,502
        980   Kelly Services, Inc. .......        22,981
      2,230   Korn/Ferry International*...        18,063
     18,739   Kroll, Inc.*................       507,077
      3,017   Labor Ready, Inc.*..........        21,632
        522   Landauer, Inc. .............        21,835
        596   Learning Tree International,
              Inc.*.......................         9,315
     20,847   Lightbridge, Inc.*..........       185,716
      1,630   Mail-Well, Inc.*............         4,108
      4,886   Manpower, Inc. .............       181,222
      5,751   Mcgrath RentCorp. ..........       153,782
        923   Medis Technologies Ltd.*....         6,581
        504   MedQuist, Inc.*.............        10,201
        496   Memberworks, Inc.*..........         9,796
      4,944   Miller (Herman), Inc. ......        99,918
     22,871   Mobile Mini, Inc.*..........       373,483
      6,200   Monster Worldwide, Inc.*....       122,326
        683   National Processing,
              Inc.*.......................        10,983
      2,730   Navigant Consulting,
              Inc.*.......................        32,351
      1,150   NCO Group, Inc.*............        20,597
      1,917   Ndchealth Corp. ............        35,177
        745   New England Business
              Service, Inc. ..............        22,350
      1,763   Pegasus Solutions, Inc.*....        28,649
        780   Pre-Paid Legal Services,
              Inc.*.......................        19,133

Shares                                         Value
--------------------------------------------------------
      1,930   PRG-Schultz International,
              Inc.*.......................  $     11,387
        900   Princeton Review, Inc.*.....         5,310
     15,509   Resources Connection,
              Inc.*.......................       370,045
     41,894   Right Management
              Consultants, Inc.*..........       529,959
      9,300   Robert Half International,
              Inc.*.......................       175,966
      1,470   Rollins, Inc. ..............        27,710
        554   Roto-Rooter, Inc. ..........        21,130
      6,647   RR Donnelley & Sons Co. ....       173,753
        649   Schawk, Inc. ...............         6,802
      2,584   Sotheby's Holdings*.........        19,225
      1,038   SOURCECORP.*................        22,421
      3,351   Spherion Corp.*.............        23,289
        980   Standard Register Co.
              (The).......................        16,150
      2,636   Steelcase, Inc. ............        30,999
      2,318   Stericycle, Inc.*...........        89,197
        604   Strayer Education, Inc. ....        47,988
      2,105   Sylvan Learning Systems,
              Inc.*.......................        48,078
      2,534   TeleTech Holdings, Inc.*....        10,719
      3,262   Tetra Tech, Inc.*...........        55,878
        428   TRC Cos., Inc.*.............         6,317
      2,017   United Stationers, Inc.*....        72,955
      2,581   Valassis Communications,
              Inc.*.......................        66,383
      5,682   Viad Corp. .................       127,220
        496   Volt Information Sciences,
              Inc.*.......................         6,770
        728   Wackenhut Corrections
              Corp.*......................         9,981
     24,082   Waste Connections, Inc.*....       844,074
      2,068   Watson Wyatt & Co.
              Holdings*...................        47,936

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,165   West Corp.*.................  $     31,047
        600   Whitman Education Group*....         9,201
                                            ------------
                                               9,966,166
                                            ------------
CHEMICALS -- 2.1%
      3,739   Airgas, Inc. ...............        62,628
      2,063   Albemarle Corp. ............        57,702
      1,180   Arch Chemicals, Inc. .......        22,538
      4,014   Cabot Corp. ................       115,202
    412,876   Calgon Carbon Corp. ........     2,374,037
      1,576   Cambrex Corp. ..............        36,280
      7,303   Crompton Corp. .............        51,486
      2,543   Cytec Industries, Inc.*.....        85,953
      4,900   Eastman Chemical Co. .......       155,028
        900   Ethyl Corp.*................         8,946
      2,188   Ferro Corp. ................        49,296
      2,172   FMC Corp.*..................        49,152
      1,680   Fuller (H. B.) Co. .........        36,994
     27,717   Georgia Gulf Corp. .........       548,797
      2,503   Great Lakes Chemical
              Corp. ......................        51,061
      6,949   Hercules, Inc.*.............        68,795
     54,394   IMC Global, Inc. ...........       364,984
      4,423   International Flavors &
              Fragrances, Inc. ...........       141,226
      3,310   Lubrizol Corp. .............       102,577
      8,002   Lyondell Chemical Co. ......       108,267
      1,780   MacDermid, Inc. ............        46,814
        600   Material Sciences Corp. ....         5,820
      4,181   Millennium Chemicals,
              Inc. .......................        39,761
      1,121   Minerals Technologies,
              Inc. .......................        54,548
        521   NL Industries...............         8,857
        500   Octel Corp. ................         6,950
     35,316   Olin Corp. .................       603,904
      1,663   OM Group, Inc. .............        24,496
      2,417   Omnova Solutions, Inc.*.....         9,765
      5,452   PolyOne Corp. ..............        24,261
     16,900   Quaker Chemical Corp. ......       423,345

Shares                                         Value
--------------------------------------------------------
      7,378   RPM International, Inc. ....  $    101,447
      1,988   Schulman A, Inc. ...........        31,927
      1,338   Scotts Co. (The)*...........        66,231
      5,590   Solutia, Inc. ..............        12,186
      7,017   Spartech Corp. .............       148,831
        352   Stepan Co. .................         7,955
      1,292   Symyx Technologies*.........        21,085
      1,325   Valhi, Inc. ................        12,747
      3,130   Valspar Corp. ..............       132,149
      3,800   WR Grace & Co.*.............        16,758
                                            ------------
                                               6,290,786
                                            ------------
COMMUNICATION SERVICES -- 3.8%
     62,062   4Kids Entertainment,
              Inc.*.......................     1,154,353
      1,000   Acme Communications, Inc.*..         7,600
      1,209   Advo, Inc.*.................        53,680
      2,000   Aether Systems, Inc.*.......         9,800
      2,100   AMC Entertainment, Inc.*....        24,024
     12,200   American Tower Corp.*.......       107,970
      1,630   Apac Customer Services,
              Inc. .......................         4,156
      2,500   Aquantive, Inc.*............        26,250
      1,500   AT Road, Inc.*..............        16,380
        300   Beasley Broadcasting Group,
              Inc.*.......................         4,104
      5,923   Belo Corp. .................       132,438
        749   Boston Communications
              Group*......................        12,830
        354   Centennial Communications
              Corp.*......................         1,416
     16,500   Charter Communications,
              Inc.*.......................        65,505
     10,900   Cincinnati Bell, Inc.*......        73,030
     13,775   Commonwealth Telephone
              Enterprises, Inc.*..........       605,687
      4,501   Courier Corp. ..............       231,801
      2,317   Cox Radio, Inc.*............        53,546
        200   Cross Media Marketing
              Corp. ......................         4,544

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      5,300   Crown Castle International
              Corp.*......................  $     41,181
      1,425   Crown Media Holdings,
              Inc.*.......................         5,885
        938   CT Communications, Inc. ....        10,083
      2,701   Cumulus Media, Inc.*........        51,130
        800   D&E Communications, Inc. ...         9,151
        830   Dobson Communications
              Corp.*......................         4,523
      2,830   Emmis Communications
              Corp.*......................        64,948
        600   EMS Technologies, Inc.*.....         7,962
      2,405   Entercom Communications
              Corp.*......................       117,869
      2,525   Entravision Communications
              Corp.*......................        28,659
        300   Fisher Communications,
              Inc. .......................        14,673
     12,900   Gemstar-TV Guide
              International, Inc.*........        65,595
      3,101   General Communication*......        26,855
        800   Golden Telecom, Inc.*.......        17,952
      2,500   Gray Television, Inc.*......        30,969
      2,000   Harris Interactive, Inc.*...        13,180
      3,914   Harte-Hanks, Inc. ..........        74,366
      1,923   Hearst-Argyle Television,
              Inc.*.......................        49,806
      1,167   Hickory Tech Corp. .........        13,070
      3,100   Hispanic Broadcasting
              Corp.*......................        78,895
      3,001   Hollinger International,
              Inc. .......................        32,321
      3,243   IDT Corp.*..................        58,050
      5,800   Infonet Services Corp.*.....         9,222
        625   Information Holdings,
              Inc.*.......................        11,406
      2,472   Insight Communications*.....        32,581
      2,100   Interactive Data Corp.*.....        35,490
      1,471   InterActiveCorp.*...........        58,215
     44,400   Interpublic Group of Cos.,
              Inc. .......................       594,072
      1,100   Intrado, Inc.*..............        17,369
      1,684   Journal Register Co.*.......        30,464

Shares                                         Value
--------------------------------------------------------
      2,784   Lee Enterprises, Inc. ......  $    104,484
      1,019   Liberty Corp. ..............        43,307
      1,700   Lin TV Corp.*...............        40,035
        925   Lodgenet Entertainment
              Corp.*......................        10,129
      2,730   Macrovision Corp.*..........        54,382
        496   Martha Stewart Living
              Omnimedia*..................         4,657
      1,150   McClatchy Co. ..............        66,263
      1,050   Media General, Inc. ........        60,060
      3,721   Mediacom Communications
              Corp.*......................        36,726
      2,061   Meredith Corp. .............        90,684
        973   Metro One
              Telecommunications*.........         5,021
      4,900   Metro-Goldwyn-Mayer, Inc.*..        60,797
     11,095   NetFlix, Inc.*..............       281,489
    131,300   Nextel Partners, Inc.*......       958,490
        800   NII Holdings, Inc.*.........        30,585
        938   North Pittsburgh Systems,
              Inc. .......................        14,136
      1,900   PanAmSat Corp.*.............        34,982
     29,661   Paxson Communications
              Corp.*......................       164,707
      1,409   Pixar, Inc.*................        85,724
        780   Playboy Enterprises,
              Inc.*.......................        10,608
      3,161   Price Communications
              Corp.*......................        40,808
     55,651   Primedia, Inc.*.............       169,736
      3,100   Primus Telecommunications
              GP*.........................        15,918
      2,700   PTEK Holdings, Inc.*........        13,095
        254   Pulitzer, Inc. .............        12,553
     23,877   Radio One, Inc.*............       424,294
    108,407   Reader's Digest Association,
              Inc. (The)..................     1,461,326
      1,300   Regal Entertainment Group...        30,654
      2,134   Regent Communications,
              Inc.*.......................        12,591

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,247   RH Donnelley Corp.*.........  $     45,478
     16,197   Saga Communications, Inc.*..       315,032
        463   Salem Communications
              Corp.*......................         9,265
      2,700   SBA Communications Corp.*...         8,200
      1,976   Scholastic Corp.*...........        58,845
        200   Shenandoah
              Telecommunicaitons Co. .....         9,592
      2,393   Sinclair Broadcast Group,
              Inc.*.......................        27,783
     56,250   Sirius Satellite Radio,
              Inc. .......................        95,062
        553   Sonic Solutions, Inc.*......         4,767
     36,417   Spanish Broadcasting
              System*.....................       296,799
        800   Surewest Communications.....        24,200
      1,333   Talk America Holdings,
              Inc.*.......................        14,543
      3,200   Telephone & Data Systems,
              Inc. .......................       158,881
     38,946   Thomas Nelson, Inc.*........       486,825
      2,400   Time Warner Telecom,
              Inc.*.......................        15,288
      1,567   Tivo, Inc.*.................        19,086
      1,901   Triton PCS Holdings,
              Inc.*.......................         9,600
      5,100   UnitedGlobalCom, Inc.*......        26,367
      1,000   US Cellular Corp.*..........        25,450
         71   Value Line, Inc. ...........         3,487
        100   Warwick Valley Telephone
              Co. ........................         8,196
     62,847   Western Wireless Corp.*.....       724,626
      3,055   Wiley (John) & Sons.........        80,041
      1,700   WilTel Communications,
              Inc.*.......................        25,033
      1,538   Wireless Facilities,
              Inc.*.......................        18,302
     11,483   World Wrestling
              Entertainment, Inc. ........       118,160
      5,558   XM Satellite Radio Holdings,
              Inc.*.......................        61,416
      7,276   Young Broadcasting, Inc.*...       153,742
                                            ------------
                                              11,377,363
                                            ------------

Shares                                         Value
--------------------------------------------------------
COMPUTERS & BUSINESS EQUIPMENT -- 8.5%
     22,700   3Com Corp.*.................  $    106,236
      8,674   Actel Corp.*................       181,042
      6,407   Adaptec, Inc.*..............        49,846
     50,300   ADC Telecommunications,
              Inc.*.......................       117,098
      1,321   Adtran, Inc. ...............        67,754
     23,290   Advanced Digital Information
              Corp.*......................       234,999
        896   Advanced Energy Industries,
              Inc.*.......................        12,768
      5,331   Advanced Fibre
              Communication*..............        86,735
     22,000   Advanced Micro Devices,
              Inc.*.......................       140,879
      1,705   Allen Telecom, Inc.*........        28,167
      1,634   Alliance Semiconductor
              Corp.*......................         7,909
      5,800   Amkor Technology, Inc.*.....        76,212
      1,492   Anaren, Inc.*...............        13,980
      6,415   Andrew Corp.*...............        59,018
        600   Applied Films Corp.*........        15,528
     19,300   Applied Micro Circuits
              Corp.*......................       116,765
      3,592   Arris Group, Inc.*..........        17,816
      1,200   Artisan Components, Inc.*...        27,132
      3,468   Aspect Communications
              Corp.*......................        13,421
      2,759   Asyst Technologies, Inc.*...        18,458
     26,100   Atmel Corp.*................        65,968
      1,721   ATMI, Inc.*.................        42,973
      1,409   Audiovox Corp.*.............        15,767
     84,945   Avanex Corp.*...............       321,095
     23,900   Avaya, Inc.*................       154,394
     14,078   Avid Technology, Inc.*......       493,715
     10,091   Avocent Corp.*..............       302,024
      6,400   Axcelis Technologies,
              Inc.*.......................        39,168
        554   Bel Fuse, Inc. .............        12,687

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,050   Black Box Corp. ............  $     38,010
     16,200   Brocade Communications
              Systems, Inc.*..............        95,322
     74,680   Brooks Automation, Inc.*....       846,871
     32,855   C-COR.net Corp.*............       161,287
      2,514   Cable Design Technologies
              Corp.*......................        17,975
      1,153   Cabot Microelectronics
              Corp.*......................        58,192
     31,637   Centillium Communications,
              Inc.*.......................       313,523
      3,161   Chippac, Inc.*..............        24,245
    310,975   Ciena Corp.*................     1,613,960
      3,977   Cirrus Logic, Inc.*.........        15,988
     17,485   Cohu, Inc. .................       272,766
      3,597   Commscope, Inc.*............        34,172
     68,179   Computer Network Technology
              Corp.*......................       530,437
        500   Comtech
              Telecommunications*.........        14,106
      9,800   Comverse Technology,
              Inc.*.......................       147,294
     86,979   Concurrent Computer Corp.*..       251,447
     15,800   Conexant Systems, Inc.*.....        64,780
     19,400   Corvis Corp.*...............        29,071
      3,800   Cray, Inc.*.................        30,020
      3,510   Credence Systems Corp.*.....        29,730
      4,635   Cree, Inc.*.................        75,458
      2,176   Cymer, Inc.*................        68,675
      7,900   Cypress Semiconductor
              Corp.*......................        94,800
      1,600   Ditech Communications
              Corp.*......................         7,960
      1,700   Dot Hill Systems Corp.*.....        22,248
     21,196   Drexler Technology Corp.*...       337,650
     17,580   DSP Group, Inc.*............       385,634
        713   Dupont Photomasks, Inc.*....        13,426
    109,842   Echelon Corp.*..............     1,518,429
      2,968   Electronics for Imaging*....        60,221
      5,185   Emulex Corp.*...............       118,062

Shares                                         Value
--------------------------------------------------------
     16,337   Entegris, Inc.*.............  $    219,569
     12,900   Enterasys Networks, Inc.*...        39,087
      1,517   ESS Technology*.............        14,791
     27,357   Exar Corp.*.................       431,685
      7,026   Extreme Networks*...........        37,238
      1,405   F5 Networks, Inc.*..........        23,674
      5,900   Fairchild Semiconductor
              International, Inc.*........        75,461
      2,600   FalconStor Software,
              Inc.*.......................        17,394
      1,638   FEI Co.*....................        30,729
      8,700   Finisar Corp.*..............        13,472
      6,500   Foundry Networks, Inc.*.....        93,600
     13,245   Gateway, Inc.*..............        48,344
      1,800   Genesis Microchip, Inc.*....        24,372
      7,337   GlobespanVirata, Inc.*......        60,530
    300,765   Handspring, Inc.*...........       340,075
      4,468   Harmonic, Inc.*.............        18,185
     22,127   Helix Technology Corp. .....       292,740
      1,705   Hutchinson Technology,
              Inc.*.......................        56,077
      1,900   Hypercom Corp.*.............         7,885
     66,062   IKON Office Solutions,
              Inc. .......................       587,952
      2,230   Imation Corp. ..............        84,339
      2,030   InFocus Corp.*..............         9,582
      1,000   Innovex, Inc.*..............        10,090
      3,867   Integrated Circuit Systems,
              Inc.*.......................       121,540
      6,800   Integrated Device
              Technology, Inc.*...........        75,140
      1,563   Integrated Silicon
              Solutions, Inc.*............        10,847
      8,928   Inter-Tel, Inc. ............       189,452
     19,930   Interdigital Communications
              Corp.*......................       465,764
     27,690   Intergraph Corp.*...........       595,335
      4,064   International Rectifier
              Corp.*......................       108,996
      3,323   Iomega Corp.*...............        35,224
      2,143   IXIA*.......................        13,780

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        542   IXYS Corp.*.................  $      4,320
      1,500   JNI Corp.*..................         7,388
      1,315   Komag, Inc.*................        15,556
      4,635   Kopin Corp.*................        28,366
      3,526   Kulicke & Soffa Industries,
              Inc.*.......................        22,531
      8,128   Lam Research Corp.*.........       148,011
     37,363   Lattice Semiconductor
              Corp.*......................       307,498
     22,600   LSI Logic Corp.*............       160,008
      2,655   LTX Corp.*..................        22,886
      1,347   Mattson Technology, Inc.*...         4,162
     81,145   Maxtor Corp.*...............       609,399
      6,500   McDATA Corp.*...............        95,355
     16,681   MEMC Electronic Materials,
              Inc.*.......................       163,474
      4,200   Micrel, Inc.*...............        43,638
      1,838   Microsemi Corp.*............        29,408
      2,464   Microtune, Inc.*............         7,885
      5,267   Mindspeed Technologies,
              Inc.*.......................        14,220
      1,493   MKS Instruments, Inc.*......        26,979
     31,400   Monolithic System
              Technology, Inc.*...........       284,484
      6,913   MRV Communications, Inc.*...        13,895
      2,429   Mykrolis Corp.*.............        24,654
      5,500   NCR Corp.*..................       140,769
        900   Neoware Systems, Inc.*......        13,792
      3,400   NetScreen Technologies,
              Inc.*.......................        76,670
      1,400   Network Equipment
              Technologies, Inc.*.........        11,776
      4,213   New Focus, Inc.*............        15,757
     65,934   Oak Technology, Inc.*.......       407,106
     12,376   Omnivision Technologies,
              Inc.*.......................       386,131
      1,347   ON Semiconductor Corp.*.....         3,637
      5,813   Oplink Communications,
              Inc.*.......................        10,870
        400   Overland Storage, Inc.*.....         8,136

Shares                                         Value
--------------------------------------------------------
     21,456   Packeteer, Inc.*............  $    334,070
      2,035   Palm, Inc.*.................        33,109
      1,367   PC-Tel, Inc.*...............        16,213
     16,415   PDF Solutions, Inc.*........       192,870
      1,250   Pericom Semiconductor
              Corp.*......................        11,625
     21,272   Photronics, Inc.*...........       371,196
      3,800   Pinnacle Systems, Inc.*.....        40,660
      1,813   Pixelworks, Inc.*...........        10,769
     26,990   Plantronics, Inc.*..........       584,873
     10,600   PMC - Sierra, Inc.*.........       124,338
      6,439   Polycom, Inc.*..............        89,245
      8,784   Power Integrations, Inc.*...       213,627
      4,184   Powerwave Technologies,
              Inc.*.......................        26,234
     30,931   Presstek, Inc.*.............       192,700
      7,700   Proxim Corp.*...............        11,230
      9,562   Quantum Corp.*..............        38,726
      1,250   Rainbow Technologies,
              Inc.*.......................        10,513
     51,882   Rambus, Inc.*...............       859,685
      9,700   Redback Networks, Inc.*.....         8,721
      3,844   REMEC, Inc.*................        26,754
     10,300   RF Micro Devices, Inc.*.....        62,006
      9,520   Riverstone Networks,
              Inc.*.......................        11,234
        513   Rudolph Technologies,
              Inc.*.......................         8,187
      3,890   Sandisk Corp.*..............       156,962
        967   SBS Technologies, Inc.*.....         9,507
      8,900   Scientific-Atlanta, Inc. ...       212,176
        921   Semitool, Inc.*.............         4,541
      3,977   Semtech Corp.*..............        56,632
      1,000   Sigma Designs, Inc.*........        10,849
     14,392   Silicon Graphics, Inc.*.....        16,407
      3,517   Silicon Image, Inc.*........        19,625
      1,742   Silicon Laboratories,
              Inc.*.......................        46,407
      5,492   Silicon Storage Technology,
              Inc.*.......................        23,011
        283   Siliconix, Inc.*............        10,216

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,321   Sipex Corp.*................  $      6,473
      8,868   Skyworks Solutions, Inc.*...        60,036
    126,357   Sonus Networks, Inc.*.......       635,576
      1,138   Spectralink Corp.*..........        11,243
        806   Standard Microsystems
              Corp.*......................        12,227
      6,820   Storage Technology Corp.*...       175,547
      6,300   StorageNetworks, Inc.*......         8,748
        300   Stratasys, Inc.*............        10,540
      4,660   Stratex Networks, Inc.*.....        14,912
        683   Supertex, Inc.*.............        12,547
     10,600   Sycamore Networks, Inc.*....        40,598
      2,400   Symmetricom, Inc.*..........        10,549
     24,961   Synaptics, Inc.*............       335,975
      3,059   Tekelec*....................        34,567
      5,059   Terayon Corp.*..............        13,811
      1,221   Three-Five Systems, Inc.*...         8,425
        696   Tollgrade Communications,
              Inc.*.......................        12,980
    190,777   Transmeta Corp.*............       298,790
    142,891   Triquint Semiconductor,
              Inc.*.......................       594,427
      1,483   Turnstone Systems, Inc.*....         3,722
      1,521   Ultratech, Inc.*............        28,123
      4,454   Utstarcom, Inc.*............       158,429
     16,597   Varian Semiconductor
              Equipment Associates,
              Inc.*.......................       493,927
      1,027   Viasat, Inc.*...............        14,727
        506   Virage Logic Corp.*.........         3,663
     98,096   Vitesse Semiconductor
              Corp.*......................       482,632
      2,800   Westell Technologies,
              Inc.*.......................        24,196
     12,186   Western Digital Corp.*......       125,516
      1,000   White Electronic Designs
              Corp.*......................        10,590
      1,100   Xicor, Inc.*................         6,897
      1,505   Zebra Technologies Corp.*...       113,161
     28,009   Zoran Corp.*................       538,053
                                            ------------
                                              25,539,548
                                            ------------

Shares                                         Value
--------------------------------------------------------
CONGLOMERATES -- 0.0%
      1,947   Carlisle Cos., Inc. ........  $     82,086
      2,200   Denbury Resources, Inc.*....        29,546
        713   Lydall, Inc., *.............         7,629
        400   Raven Industries, Inc. .....         7,960
        696   Standex International
              Corp. ......................        14,616
      1,975   Tredegar Corp. .............        29,605
                                            ------------
                                                 171,442
                                            ------------
CONSTRUCTION MATERIALS -- 0.3%
        921   Amcol International
              Corp. ......................         7,368
        400   Ameron International
              Corp. ......................        13,908
     17,793   Centex Construction
              Products, Inc. .............       713,321
      1,275   Florida Rock Industries,
              Inc. .......................        52,632
      3,155   Martin Marietta Materials,
              Inc. .......................       106,040
      1,421   Texas Industries, Inc. .....        33,820
                                            ------------
                                                 927,089
                                            ------------
CONSTRUCTION & MINING EQUIPMENT -- 3.1%
        589   Atwood Oceanics, Inc.*......        15,991
     25,398   Cal Dive International,
              Inc.*.......................       555,473
        512   Carbo Ceramics, Inc. .......        19,072
      3,002   Cooper Cameron Corp.*.......       151,241
      3,200   Diamond Offshore Drilling...        67,101
        425   Dril-Quip, Inc.*............         7,735
      3,243   Dycom Industries, Inc.*.....        52,861
        956   EMCOR Group, Inc.*..........        47,188
      5,200   Fluor Corp. ................       174,928
      3,722   FMC Technologies, Inc.*.....        78,348
      4,248   Global Industries Ltd.*.....        20,475
      1,982   Granite Construction,
              Inc. .......................        37,975
      6,219   Grant Prideco, Inc.*........        73,073
     57,280   Grey Wolf, Inc.*............       231,411
        354   Gulf Island Fabrication,
              Inc.*.......................         5,990
        728   Gulfmark Offshore, Inc.*....        12,289

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      3,389   Hanover Compressor Co.*.....  $     38,296
      3,210   Helmerich & Payne, Inc. ....        93,732
      1,696   Horizon Offshore, Inc.*.....         8,446
        664   Hydril Co.*.................        18,094
      2,301   Input/Output, Inc.*.........        12,379
      1,650   Insituform Technologies,
              Inc.*.......................        29,172
      2,210   Integrated Electrical
              Services, Inc. .............        16,023
      3,026   Jacobs Engineering Group,
              Inc.*.......................       127,546
      8,269   Key Energy Services,
              Inc.*.......................        88,644
      2,059   Lafarge North America,
              Inc. .......................        63,623
     64,563   Lone Star Technologies*.....     1,367,444
        285   Lufkin Industries, Inc. ....         6,940
        850   Mastec, Inc.*...............         4,896
        500   Matrix Service Co.*.........         8,581
     13,492   Maverick Tube Corp.*........       258,372
      5,168   National-Oilwell, Inc.*.....       113,696
      5,153   Newpark Resources*..........        28,238
      1,309   NS Group, Inc.*.............        12,763
     60,663   Oceaneering International,
              Inc.*.......................     1,549,940
      1,121   Offshore Logistics, Inc.*...        24,382
      1,561   Oil States International,
              Inc.*.......................        18,888
      5,173   Parker Drilling Co.*........        15,053
      5,055   Patterson-UTI Energy,
              Inc.*.......................       163,782
      1,000   Perini Corp.*...............         7,942
      7,082   Pride International,
              Inc.*.......................       133,283
      4,617   Quanta Services, Inc.*......        32,781
     39,285   Rowan Cos., Inc.*...........       879,984
        521   RPC, Inc. ..................         5,731
      1,186   Seacor Smit, Inc.*..........        43,277
     42,130   Shaw Group, Inc. (The)*.....       507,666
      2,984   Superior Energy Services*...        28,288
        849   Tetra Technologies, Inc.*...        25,173
      3,443   Tidewater, Inc. ............       101,121
     43,201   Unit Corp.*.................       903,333

Shares                                         Value
--------------------------------------------------------
        983   Universal Compression
              Holdings, Inc.*.............  $     20,505
        967   URS Corp.*..................        18,818
     41,848   Varco International,
              Inc.*.......................       820,221
      2,147   Veritas DGC, Inc.*..........        24,691
      1,435   W-H Energy Services,
              Inc.*.......................        27,954
      1,600   Washington Group
              International, Inc.*........        35,101
                                            ------------
                                               9,235,950
                                            ------------
CONTAINERS & PACKAGING -- 0.4%
      2,330   Aptargroup, Inc. ...........        83,880
      3,577   Ball Corp. .................       162,789
      2,997   Bemis Co. ..................       140,260
      1,734   Caraustar Industries,
              Inc.*.......................        13,889
        767   Chesapeake Corp. ...........        16,759
     10,402   Crown Holdings, Inc.*.......        74,270
      1,300   Graphic Packaging
              International Corp.*........         5,863
        696   Greif, Inc. ................        16,008
        700   Jarden Corp.*...............        19,369
      2,897   Longview Fibre Co. .........        23,755
        965   Myers Industries, Inc. .....         9,168
      7,220   Owens-Illinois, Inc.*.......        99,419
      3,855   Packaging Corp. of
              America*....................        71,048
     10,100   Pactiv Corp.*...............       198,872
      1,509   Rock-Tenn Co. ..............        25,578
        664   Silgan Holdings, Inc.*......        20,770
      6,155   Sonoco Products Co. ........       147,843
      2,984   Temple-Inland, Inc. ........       128,043
                                            ------------
                                               1,257,583
                                            ------------
COSMETICS & PERSONAL CARE -- 0.4%
      2,559   Alberto-Culver Co. .........       130,765
        600   Chattem, Inc.*..............        11,280
        305   Del Laboratories, Inc.*.....         7,167
        828   Elizabeth Arden, Inc.*......        10,905
        549   Natures Sunshine Prods,
              Inc. .......................         4,397

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     44,418   NBTY, Inc.*.................  $    935,443
      2,584   Nu Skin Enterprises,
              Inc. .......................        27,003
      1,776   Playtex Products, Inc.*.....        11,402
                                            ------------
                                               1,138,362
                                            ------------
DOMESTIC OIL -- 2.7%
     27,989   Ashland, Inc. ..............       858,703
      1,009   Berry Petroleum Co. ........        18,112
      1,834   Cabot Oil & Gas Corp. ......        50,637
     11,512   Chesapeake Energy Corp. ....       116,271
      2,662   Cimarex Energy Co.*.........        63,222
      1,550   Comstock Resources, Inc.*...        21,204
        634   Encore Acquisition Co.*.....        12,141
      1,628   Energy Partners Ltd.*.......        18,803
        300   EnergySouth, Inc. ..........         9,840
      4,005   Equitable Resources,
              Inc. .......................       163,164
      9,051   Evergreen Resources,
              Inc.*.......................       491,560
      2,562   Forest Oil Corp.*...........        64,357
     20,975   Frontier Oil Corp. .........       318,820
      1,900   Harvest Natural Resources,
              Inc.*.......................        12,103
        693   Holly Corp. ................        19,127
        754   Houston Exploration Co.*....        26,164
      2,200   KCS Energy, Inc.*...........        11,846
     47,132   Magnum Hunter Resources,
              Inc.*.......................       376,585
        700   McMoRan Exploration Co.*....         7,790
      1,680   Meridian Resource Corp.*....         7,946
      2,643   Newfield Exploration Co.*...        99,245
      3,581   Noble Energy, Inc. .........       135,362
    182,151   Nuevo Energy Co.*...........     3,178,535
     32,082   Patina Oil & Gas Corp. .....     1,031,436
        483   Penn Virginia Corp. ........        20,769
      1,000   Petroleum Development
              Corp.*......................         9,181
      2,101   Plains Exploration &
              Production Co.*.............        22,712
     11,828   Plains Resources, Inc.*.....       167,366

Shares                                         Value
--------------------------------------------------------
      3,972   Pogo Producing Co. .........  $    169,803
      2,100   Premcor, Inc.*..............        45,255
        525   Prima Energy Corp.*.........        10,962
        606   Quicksilver Resources,
              Inc.*.......................        14,514
      3,168   Range Resources Corp.*......        19,863
      1,170   Remington Oil & Gas Corp.*..        21,505
        734   Resource America, Inc. .....         7,597
      1,396   Spinnaker Exploration
              Co.*........................        36,575
      2,068   St Mary Land & Exploration
              Co. ........................        56,456
      1,433   Stone Energy Corp.*.........        60,071
      4,856   Sunoco, Inc. ...............       183,265
      1,263   Swift Energy Co.*...........        13,893
      3,759   Tesoro Petroleum Corp.*.....        25,862
      2,207   Tom Brown, Inc.*............        61,333
        992   Transmontaigne, Inc.*.......         6,428
      2,855   Vintage Petroleum, Inc. ....        32,204
      1,250   Western Gas Resources,
              Inc. .......................        49,500
      1,966   Westport Resources Corp.*...        44,727
                                            ------------
                                               8,192,814
                                            ------------
DRUGS & HEALTH CARE -- 14.9%
        364   1-800 Contacts, Inc.*.......         8,911
      1,146   Aaipharma, Inc.*............        22,782
      5,618   Abgenix, Inc.*..............        58,933
        800   Able Laboratories, Inc.*....        15,824
      2,894   Accredo Health, Inc.*.......        63,089
      1,038   Aclara BioSciences, Inc.*...         4,391
      2,155   Adolor Corp.*...............        26,442
      1,800   Advanced Medical Optics,
              Inc.*.......................        30,659
      8,365   Advanced Neuromodulation
              Systems, Inc.*..............       433,056
      4,534   Advancepcs*.................       173,335
      4,841   Advisory Board Co. (The)*...       194,376
      3,701   Affymetrix, Inc.*...........        72,947
     30,483   Aksys Ltd.*.................       394,755
        800   Alaris Medical Systems,
              Inc.*.......................        10,360

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,480   Albany Molecular Research,
              Inc.*.......................  $     22,348
      2,300   Alderwoods Group, Inc.*.....        12,558
      1,338   Alexion Pharmaceuticals,
              Inc.*.......................        22,813
      2,400   Align Technology, Inc.*.....        30,120
      3,481   Alkermes, Inc.*.............        37,421
        700   Alliance Imaging, Inc.*.....         3,080
      2,476   Alpharma, Inc. .............        53,482
      2,100   Alteon, Inc.*...............        10,175
      6,296   American Healthways, Inc.*..       231,831
     91,001   American Medical Systems
              Holdings, Inc.*.............     1,548,981
        800   American Pharmaceutical
              Partners, Inc.*.............        27,120
      1,300   Amerigroup Corp.*...........        48,360
        800   Amn Healthcare Services,
              Inc.*.......................        10,160
      7,862   Amsurg Corp.*...............       238,810
      5,851   Amylin Pharmaceuticals,
              Inc.*.......................       128,078
     29,800   Andrx Corp.*................       593,020
      1,690   Antigenics, Inc.*...........        19,469
     10,433   Aphton Corp.*...............        80,610
      5,541   Apogent Technologies,
              Inc.*.......................       110,820
     30,368   Applera Corp. - Celera
              Genomics Group*.............       313,398
      3,501   Apria Healthcare Group,
              Inc.*.......................        87,105
      1,200   Arena Pharmaceuticals,
              Inc. .......................         7,968
     56,350   Ariad Pharmaceuticals,
              Inc.*.......................       231,837
        663   Arrow International,
              Inc. .......................        29,271
     19,363   Arthrocare Corp.*...........       322,542
     28,011   Atherogenics, Inc. .........       418,204
      1,470   Atrix Labs, Inc.*...........        32,325
      3,800   Avant Immunotherapeutics,
              Inc.*.......................        11,313
      1,300   Avi Biopharma, Inc.*........         7,961

Shares                                         Value
--------------------------------------------------------
      3,344   Bausch & Lomb, Inc. ........  $    125,400
      3,910   Beckman Coulter, Inc. ......       158,902
     24,448   Bentley Pharmaceuticals,
              Inc.*.......................       321,491
      6,894   Beverly Enterprises,
              Inc.*.......................        24,129
      1,150   Bio-Rad Laboratories,
              Inc.*.......................        63,652
     19,301   Bio-Reference Labs, Inc.*...       133,177
      1,200   Biolase Technology, Inc.*...        12,863
     38,538   BioMarin Pharmaceuticals,
              Inc.*.......................       372,933
        967   Biopure Corp.*..............         5,908
      5,700   Bioreliance Corp.*..........       120,840
        667   Biosite, Inc.*..............        32,083
        683   Bone Care International,
              Inc.*.......................         9,494
        600   Bradley Pharmaceuticals,
              Inc.*.......................         9,900
        659   Bruker Daltonics, Inc.*.....         3,512
        400   Cantel Medical Corp.*.......         5,368
      3,100   Cardiac Science, Inc.*......         8,308
      2,805   Cardiodynamics International
              Corp.*......................         9,565
      5,131   Celgene Corp.*..............       155,982
      2,388   Cell Genesys, Inc.*.........        20,632
      2,388   Cell Therapeutics, Inc.*....        23,235
      5,730   Centene Corp.*..............       222,897
      3,184   Cephalon, Inc.*.............       131,053
     50,850   Cepheid, Inc.*..............       238,455
      1,934   Cerner Corp.*...............        44,385
     19,428   Cerus Corp.*................       150,693
      2,876   Charles River Laboratories
              International, Inc.*........        92,550
        700   Cholestech Corp.*...........         6,909
        800   Chronimed, Inc.*............         7,856
        949   Cima Labs, Inc.*............        25,519
      1,700   Ciphergen Biosystems,
              Inc.*.......................        17,425
     43,654   Closure Medical Corp.*......       824,188

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,100   Cobalt Corp.*...............  $     22,605
        346   Collagenex Pharmaceuticals,
              Inc.*.......................         4,647
      1,892   Columbia Laboratories,
              Inc.*.......................        21,285
      3,298   Community Health Systems,
              Inc.*.......................        63,618
        200   Computer Programs & Systems,
              Inc. .......................         4,002
        900   Conceptus, Inc.*............        12,645
      1,575   Conmed Corp.*...............        28,760
     21,680   Connetics Corp.*............       324,550
     18,667   Cooper Cos., Inc. ..........       654,792
      2,920   Corixa Corp.*...............        22,572
        424   Corvel Corp.*...............        15,264
     36,418   Covance, Inc.*..............       659,166
      2,906   Coventry Health Care,
              Inc.*.......................       134,141
      1,900   Cross Country Healthcare,
              Inc.*.......................        25,061
     34,582   Cryolife, Inc.*.............       351,256
      1,500   CTI Molecular Imaging,
              Inc.*.......................        28,337
      1,505   Cubist Pharmaceuticals,
              Inc.*.......................        16,043
      3,159   Curagen Corp.*..............        17,532
        600   Curative Health Services,
              Inc.*.......................        10,200
      1,809   CV Therapeutics, Inc.*......        53,655
      1,538   Cyberonics*.................        33,082
    101,145   Cytyc Corp.*................     1,064,045
        700   D&K Healthcare Resources,
              Inc. .......................        11,298
      2,500   Dade Berhing Holdings,
              Inc.*.......................        57,368
        696   Datascope Corp. ............        20,553
      3,570   Davita, Inc.*...............        95,605
      3,000   Decode Genetics, Inc.*......         9,360
      5,021   Dentsply International,
              Inc. .......................       205,359
      1,434   Diagnostic Products
              Corp. ......................        58,866
        796   Digene Corp.*...............        21,675
      1,800   Discovery Laboratories,
              Inc.*.......................        11,436

Shares                                         Value
--------------------------------------------------------
      1,813   Diversa Corp.*..............  $     17,822
        700   Dov Pharmaceutical, Inc.*...         8,042
        976   Durect Corp.*...............         2,352
     20,470   Dynacq International,
              Inc.*.......................       343,896
      3,822   Edwards Lifesciences
              Corp.*......................       122,839
      2,672   Encysive Pharmaceuticals,
              Inc.*.......................        12,826
      2,076   Endo Pharmaceuticals
              Holdings, Inc.*.............        35,126
      1,569   Enzo Biochem, Inc.*.........        33,758
      2,543   Enzon Pharmaceuticals,
              Inc.*.......................        31,838
        600   Eon Labs, Inc.*.............        21,090
        700   Epix Medical, Inc.*.........         9,905
        900   eResearch Technology,
              Inc.*.......................        19,944
     34,677   Esperion Therapeutics,
              Inc.*.......................       679,322
        700   Exact Sciences Corp.*.......         7,672
      2,825   Exelixis, Inc.*.............        19,606
      5,552   First Health Group Corp.*...       153,235
      1,296   First Horizon Pharmaceutical
              Corp.*......................         5,119
     15,357   Fisher Scientific
              International*..............       535,959
      1,500   Gen-Probe, Inc.*............        61,244
      2,334   Gene Logic, Inc.*...........        13,934
        506   Genencor International,
              Inc.*.......................         8,334
      2,000   Genesis Health Ventures,
              Inc.*.......................        35,300
      2,671   Genta, Inc.*................        35,578
      1,709   Gentiva Health Services,
              Inc. .......................        15,381
      1,921   Geron Corp.*................        14,139
      1,476   Guilford Pharmaceuticals,
              Inc.*.......................         6,701
      1,071   Haemonetics Corp.*..........        20,028
      1,100   Hanger Orthopedic Group,
              Inc.*.......................        12,595
      2,492   Henry Schein, Inc.*.........       130,431
        300   Hi-Tech Pharmacal Co.,
              Inc.*.......................        12,189

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        400   Hollis-Eden
              Pharmaceuticals*............  $      5,047
      1,100   Hologic, Inc.*..............        14,498
      3,735   Hooper Holmes, Inc. ........        24,053
    119,400   Human Genome Sciences,
              Inc.*.......................     1,518,768
     10,271   Humana, Inc.*...............       155,092
      1,000   I-Stat Corp.*...............         8,981
      4,444   ICN Pharmaceuticals,
              Inc. .......................        74,481
      3,355   ICOS Corp.*.................       123,296
      6,288   ICU Medical, Inc.*..........       195,871
      2,059   Idexx Laboratories, Inc.*...        69,059
      1,096   Igen International, Inc.*...        34,414
     22,111   Ilex Oncology, Inc.*........       429,175
      3,196   ImClone Systems, Inc.*......       101,058
     27,678   Immucor, Inc.*..............       603,104
      2,301   Immunogen, Inc.*............         9,825
     33,637   Immunomedics, Inc.*.........       210,722
        400   IMPAC Medical Systems,
              Inc.*.......................         8,344
        850   Impath, Inc.*...............        12,019
      1,691   Impax Laboratories, Inc.*...        20,275
      8,481   Inamed Corp.*...............       455,345
      5,410   Incyte Corp.*...............        25,102
      2,961   Indevus Pharmaceuticals,
              Inc.*.......................        18,477
      1,800   Inspire Pharmaceuticals,
              Inc.*.......................        19,421
     13,037   Integra LifeSciences
              Holdings Corp.*.............       343,916
      1,483   InterMune, Inc.*............        23,891
      1,200   Interpore International*....        15,276
      2,200   Intuitive Surgical, Inc.*...        16,676
      1,734   Invacare Corp. .............        57,222
      1,530   Inveresk Research Group,
              Inc.*.......................        27,525
        700   Inverness Medical
              Innovations, Inc.*..........        13,510

Shares                                         Value
--------------------------------------------------------
      3,203   Invitrogen Corp.*...........  $    122,899
      3,214   Isis Pharmaceuticals,
              Inc.*.......................        17,034
        500   Kensey Nash Corp.*..........        13,000
        600   Kindred Healthcare, Inc.*...        10,704
        515   Kos Pharmaceuticals,
              Inc.*.......................        12,087
      1,070   Kosan Biosciences, Inc.*....         6,313
      1,400   KV Pharmaceutical Co.*......        38,920
      1,100   Kyphon, Inc.*...............        16,632
    112,588   La Jolla Pharmaceutical
              Co.*........................       348,332
        295   LabOne, Inc.*...............         6,360
        450   Lannett Co., Inc.*..........        10,548
        553   Laserscope*.................         4,418
      2,625   Lexicon Genetics, Inc.*.....        17,614
        300   Lifeline Systems, Inc.*.....         8,520
      2,572   LifePoint Hospitals,
              Inc.*.......................        53,858
      3,339   Ligand Pharmaceuticals,
              Inc.*.......................        45,377
        813   Luminex Corp.*..............         4,195
     48,285   Manor Care, Inc.*...........     1,207,608
     12,457   Martek Biosciences Corp.*...       534,904
        600   Matria Healthcare, Inc.*....        10,590
        996   MAXIMUS, Inc.*..............        27,519
      1,954   Maxygen*....................        21,435
      4,860   Medarex, Inc.*..............        32,027
        500   Medical Action Industries,
              Inc.*.......................         8,157
        400   Medical Staffing Network
              Holdings, Inc.*.............         2,800
     19,242   Medicines Co.*..............       378,875
      1,717   Medicis Pharmaceutical......        97,354
     14,572   Mentor Corp.*...............       282,405
     18,348   Merit Medical Systems,
              Inc.*.......................       366,593
      1,709   MGI Pharma, Inc.*...........        43,802
      3,014   Mid Atlantic Medical
              Services*...................       157,632
      1,300   MIM Corp.*..................         8,489
        525   Mine Safety Appliances
              Co. ........................        22,901

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     14,132   Molecular Devices Corp.*....  $    223,331
     22,592   Myriad Genetics, Inc.*......       310,029
      2,288   Nabi Biopharmaceuticals*....        15,696
        664   National Healthcare
              Corp.*......................        13,068
      3,572   Nektar Therapeutics*........        32,970
        693   Neopharm, Inc.*.............         9,598
        625   Neose Technologies, Inc.*...         6,256
      1,792   Neurocrine Biosciences,
              Inc.*.......................        89,492
      1,121   Noven Pharmaceuticals,
              Inc.*.......................        11,479
      1,000   Novoste Corp.*..............         5,994
     16,887   NPS Pharmaceuticals,
              Inc.*.......................       411,030
      1,180   Ocular Sciences, Inc.*......        23,423
     13,763   Odyssey HealthCare, Inc.*...       509,231
      5,511   Omnicare, Inc. .............       186,217
        800   Omnicell, Inc.*.............         8,192
      1,549   Onyx Pharmaceuticals,
              Inc.*.......................        19,099
        878   Option Care, Inc.*..........        10,123
     26,570   OraSure Technologies,
              Inc.*.......................       207,182
      2,643   Orthodontic Centers of
              America*....................        21,170
      1,800   Orthologic Corp. ...........         8,262
     11,121   OSI Pharmaceuticals,
              Inc.*.......................       358,207
      1,000   Osteotech, Inc.*............        13,576
      2,259   Owens & Minor, Inc. ........        50,489
      5,300   Oxford Health Plans*........       222,536
      2,376   Pacificare Health
              Systems*....................       117,208
     23,960   Pain Therapeutics, Inc.*....       156,094
      2,400   Palatin Technologies,
              Inc.*.......................         7,648
      1,434   Parexel International
              Corp.*......................        20,004
      3,826   Patterson Dental Co.*.......       173,624
        413   PDI, Inc. ..................         4,196
      1,466   Pediatrix Medical Group,
              Inc.*.......................        52,263
     15,853   Penwest Pharmaceuticals
              Co.*........................       384,932
     20,507   Per-Se Technologies,
              Inc.*.......................       233,566

Shares                                         Value
--------------------------------------------------------
      6,600   Peregrine Pharmaceuticals,
              Inc.*.......................  $      9,824
     40,631   Perrigo Co. ................       635,469
      3,015   Pharmaceutical Product
              Development, Inc.*..........        86,621
      2,155   Pharmaceutical Resources,
              Inc.*.......................       104,862
      1,750   Pharmacopeia, Inc.*.........        14,438
        625   PolyMedica Corp. ...........        28,619
     13,424   Possis Medical, Inc.*.......       184,177
      1,776   Pozen, Inc.*................        19,500
      3,754   Praecis Pharmaceuticals,
              Inc.*.......................        18,395
      8,821   Progenics Pharmaceuticals,
              Inc.*.......................       128,508
     34,828   Protein Design Labs,
              Inc.*.......................       486,895
    109,963   Province Healthcare Co.*....     1,217,290
      4,018   PSS World Medical, Inc.*....        23,104
     81,300   QLT, Inc.*..................     1,032,429
      1,400   Quidel Corp.*...............         8,708
      7,574   Quintiles Transnational
              Corp.*......................       107,475
      1,500   Regeneration Technologies,
              Inc.*.......................        19,915
     12,248   Regeneron Pharmaceuticals,
              Inc.*.......................       192,906
        828   RehabCare Group, Inc.*......        12,130
     20,661   Renal Care Group, Inc.*.....       727,474
      1,700   Repligen Corp.*.............         8,797
      2,085   Resmed, Inc.*...............        81,732
      2,159   Respironics, Inc.*..........        81,006
      1,500   Ribapharm, Inc.*............         9,675
      1,000   Salix Pharmaceuticals
              Ltd.*.......................        10,490
     75,697   Sangstat Medical Corp.*.....       990,874
      4,039   Savient Pharmaceuticals,
              Inc.*.......................        18,741
      2,400   Sciclone Pharmaceuticals,
              Inc.*.......................        20,523

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        213   Seattle Genetics, Inc.*.....  $      1,097
      7,497   Select Medical Corp.*.......       186,151
      5,000   Sepracor, Inc.*.............        90,150
      1,191   Serologicals Corp.*.........        16,233
     19,090   Service Corp.
              International*..............        73,878
      5,151   SICOR, Inc.*................       104,771
     50,842   Sierra Health Services*.....     1,016,840
      1,540   Sola International, Inc.*...        26,796
        783   SonoSite, Inc.*.............        15,621
        349   Specialty Laboratories*.....         3,577
      1,100   Staar Surgical Co.*.........        12,747
     23,204   Steris Corp.*...............       535,780
      6,982   Stewart Enterprises,
              Inc.*.......................        30,023
      1,009   Sunrise Senior Living,
              Inc.*.......................        22,581
      2,192   SuperGen, Inc.*.............        11,837
        767   SurModics, Inc.*............        23,394
     21,021   Sybron Dental Specialties,
              Inc.*.......................       496,096
        500   Synovis Life Technologies,
              Inc.*.......................         9,860
      1,521   Tanox, Inc.*................        24,412
     19,023   Techne Corp.*...............       581,294
     29,427   Telik, Inc.*................       471,455
      1,792   Theragenics Corp.*..........         7,706
      1,300   Therasense, Inc.*...........        13,000
      1,500   Third Wave Technologies,
              Inc.*.......................         6,743
      3,278   Thoratec Corp.*.............        48,842
     24,281   Transkaryotic Therapies,
              Inc.*.......................       280,067
      4,665   Triad Hospitals, Inc.*......       115,785
      9,213   Trimeris, Inc.*.............       420,850
      1,134   TriPath Imaging, Inc.*......         7,745
     34,852   Tularik, Inc.*..............       349,298
     79,324   United Surgical Partners
              International, Inc.*........     1,796,453
        938   United Therapeutics
              Corp.*......................        20,430

Shares                                         Value
--------------------------------------------------------
     14,121   Universal Health Services,
              Inc.*.......................  $    559,474
      4,060   US Oncology, Inc.*..........        30,003
        900   US Physical Therapy,
              Inc.*.......................        11,502
      1,937   VCA Antech, Inc.*...........        37,907
        725   Ventana Medical Systems*....        19,706
      4,708   Vertex Pharmaceuticals,
              Inc.*.......................        68,737
      1,777   Viasys Healthcare, Inc.*....        36,784
      2,376   Vicuron Pharmaceuticals,
              Inc.*.......................        33,692
        700   VistaCare, Inc. ............        17,000
     28,143   Visx, Inc.*.................       488,281
        600   Vital Images, Inc.*.........        11,017
        354   Vital Signs, Inc. ..........         9,190
      2,000   VitalWorks, Inc.*...........         7,900
      1,900   Vivus, Inc.*................         9,766
     19,235   WebMD Corp.*................       208,315
     22,500   WellChoice, Inc.*...........       658,759
        796   West Pharmaceutical
              Services, Inc. .............        19,502
     13,066   Wilson Greatbatch
              Technologies, Inc.*.........       471,683
        900   Wright Medical Group,
              Inc.*.......................        17,100
        300   Young Innovations, Inc.*....         8,550
     10,674   Zoll Medical Corp.*.........       358,219
     21,616   Zymogenetics, Inc.*.........       251,610
                                            ------------
                                              44,992,643
                                            ------------
ELECTRICAL EQUIPMENT -- 0.7%
      2,743   Acuity Brands, Inc. ........        49,840
     10,500   American Power Conversion...       163,695
      1,847   Ametek, Inc. ...............        67,693
     11,395   Baldor Electric Co. ........       233,516
      1,363   Belden, Inc. ...............        21,658
      1,280   Brady Corp. ................        42,688
      1,782   C&D Technologies, Inc. .....        25,590
        649   Encore Wire Corp.*..........         6,165
      5,252   Energizer Holdings, Inc.*...       164,913

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        709   Energy Conversion Devices,
              Inc.*.......................  $      6,452
      7,450   Franklin Electric Co.,
              Inc. .......................       414,592
      2,321   FuelCell Energy, Inc.*......        19,009
      1,634   General Cable Corp. ........         8,824
        767   Genlyte Group, Inc.*........        26,822
      1,300   Global Power Equipment
              Group, Inc.*................         6,045
      4,218   Harris Corp. ...............       126,751
      3,151   Hubbell, Inc. ..............       104,298
     14,958   Ii-Vi, Inc.*................       345,231
        800   Manufacturers Services
              Ltd.*.......................         3,880
     15,479   Paxar Corp.*................       170,269
        567   Penn Engineering &
              Manufacturing Corp. ........         7,740
      1,254   Plug Power, Inc.*...........         5,856
        285   Powell Industries, Inc.*....         4,172
      3,768   Power-One, Inc.*............        26,941
      1,805   Rayovac Corp.*..............        23,375
      1,363   Regal-Beloit Corp. .........        26,033
      1,134   Smith (A. O.) Corp. ........        31,922
      1,080   Tecumseh Products Co. ......        41,375
      2,922   Thomas & Betts Corp.*.......        42,223
      3,100   Valence Technology, Inc.*...         9,260
      1,150   Vicor Corp.*................        11,040
        654   Woodward Governor Co. ......        28,122
                                            ------------
                                               2,265,990
                                            ------------
ELECTRIC UTILITIES -- 0.7%
      8,000   Allegheny Energy, Inc. .....        67,533
      5,431   Allete, Inc. ...............       144,193
      5,744   Alliant Energy Corp. .......       109,308
      2,093   Black Hills Corp. ..........        64,255
        849   Central Vermont Public
              Service Corp. ..............        16,598
        993   CH Energy Group, Inc. ......        44,685
      2,584   Cleco Corp. ................        44,755
      8,900   CMS Energy Corp. ...........        72,090

Shares                                         Value
--------------------------------------------------------
      8,112   DPL, Inc. ..................  $    129,305
      4,622   DQE, Inc. ..................        69,654
      3,251   El Paso Electric Co.*.......        40,085
      1,350   Empire District Electric Co.
              (The).......................        29,363
      4,364   Great Plains Energy,
              Inc. .......................       126,032
      2,339   Hawaiian Electric
              Industries..................       107,243
      2,501   IdaCorp., Inc. .............        65,651
      1,150   MGE Energy, Inc. ...........        36,087
      8,237   Northeast Utilities.........       137,887
      3,310   Nstar.......................       150,770
      4,973   OGE Energy Corp. ...........       106,273
      1,508   Otter Tail Corp. ...........        40,686
      2,359   PNM Resources, Inc. ........        63,103
      5,927   Puget Energy, Inc. .........       141,477
     18,444   Reliant Resources, Inc.*....       113,062
     11,000   Teco Energy, Inc. ..........       131,890
      1,000   Texas Genco Holdings,
              Inc. .......................        23,227
        838   UIL Holdings Corp. .........        33,981
      1,747   Unisource Energy Corp. .....        32,844
      2,034   WPS Resources Corp. ........        81,767
                                            ------------
                                               2,223,804
                                            ------------
ELECTRONICS -- 3.1%
      1,280   Amphenol Corp.*.............        59,930
      6,452   Analogic Corp. .............       314,600
      2,121   Anixter International,
              Inc.*.......................        49,695
      6,394   Arrow Electronics, Inc.*....        97,445
      1,617   Artesyn Technologies,
              Inc.*.......................         9,071
      7,221   Avnet, Inc.*................        91,562
      3,300   Avx Corp. ..................        36,231
        549   Bei Technologies, Inc. .....         6,588
     10,921   Benchmark Electronics,
              Inc.*.......................       335,930
     42,700   Celestica, Inc.*............       672,952
      1,992   Checkpoint Systems, Inc.*...        28,187
      2,230   Cognex Corp.*...............        49,840
      1,905   Coherent, Inc.*.............        45,587

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,676   CTS Corp. ..................  $     17,514
        912   Daktronics, Inc.*...........        14,911
      4,509   Diebold, Inc. ..............       195,014
     48,291   Electro Scientific
              Industries, Inc.*...........       732,092
        554   Excel Technology, Inc.*.....        12,648
        700   Fargo Electronics, Inc.*....         6,804
      2,036   Flir Systems, Inc.*.........        61,385
      4,831   Gentex Corp.*...............       147,877
     17,864   Global Imaging Systems,
              Inc.*.......................       413,730
      5,566   Identix, Inc.*..............        35,344
      6,735   Ingram Micro, Inc.*.........        74,085
        904   Intermagnetics General
              Corp.*......................        17,935
      1,270   Itron, Inc.*................        27,381
        631   Keithley Instruments,
              Inc. .......................         9,118
      5,740   Kemet Corp.*................        57,974
      3,400   Lexar Media, Inc.*..........        32,436
      1,350   Littelfuse, Inc.*...........        30,186
      1,142   LSI Industries, Inc. .......        12,676
      1,901   Methode Electronics.........        20,436
      2,321   Mettler Toledo
              International, Inc.*........        85,065
      3,055   Millipore Corp.*............       135,550
      1,477   MTS Systems Corp. ..........        21,771
     21,106   Newport Corp.*..............       312,369
        500   OSI Systems, Inc.*..........         8,030
      1,102   Park Electrochemical
              Corp. ......................        21,985
      1,107   Pemstar, Inc.*..............         4,638
      7,229   PerkinElmer, Inc. ..........        99,832
      1,096   Photon Dynamics, Inc.*......        30,282
      2,188   Pioneer Standard
              Electronics.................        18,554
        728   Planar Systems, Inc.*.......        14,240
     34,395   Plexus Corp.*...............       398,235
        425   Research Frontiers, Inc.*...         5,950
        149   Richardson Electronics
              Ltd. .......................         1,207

Shares                                         Value
--------------------------------------------------------
        700   Rofin-Sinar Technologies,
              Inc.*.......................  $      9,832
     12,667   Rogers Corp.*...............       421,811
      1,947   Roper Industries, Inc. .....        72,428
     32,400   Sanmina-SCI Corp.*..........       204,240
        570   Scansource, Inc.*...........        15,247
    369,000   Solectron Corp.*............     1,380,060
        780   Stoneridge, Inc.*...........        10,647
      3,100   Superconductor
              Technologies*...............         7,123
     14,500   Symbol Technologies,
              Inc. .......................       188,645
        100   Sypris Solutions, Inc. .....         1,033
     12,439   Tech Data Corp.*............       332,246
     12,975   Technitrol, Inc. ...........       195,274
     19,685   Tektronix, Inc.*............       425,196
     12,644   Trimble Navigation Ltd.*....       289,927
        870   TTM Technologies, Inc.*.....         4,080
      1,067   Universal Display Corp.*....         9,518
     18,407   Varian, Inc.*...............       638,171
      1,563   Veeco Instruments, Inc.*....        26,618
     10,100   Vishay Intertechnology,
              Inc.*.......................       133,187
        496   Woodhead Industries,
              Inc. .......................         6,210
      1,209   X-Rite, Inc. ...............        11,981
        867   Zygo Corp.*.................         6,936
                                            ------------
                                               9,265,282
                                            ------------
FINANCIAL SERVICES -- 2.2%
      1,600   Advanta Corp. ..............        16,096
      4,874   Affiliated Managers
              Group*......................       297,070
      5,056   AG Edwards, Inc. ...........       172,915
      7,172   Allied Capital Corp. .......       165,673
      3,505   American Capital Strategies
              Ltd. .......................        87,415
     17,288   American Home Mortgage
              Holdings, Inc. .............       338,499
      9,673   Americredit Corp.*..........        82,704
        300   BKF Capital Group, Inc.*....         6,549
      1,080   Blackrock, Inc.*............        48,643

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,221   Cash America International,
              Inc. .......................  $     16,142
      2,763   Charter Municipal Mortgage
              Acceptance Co. .............        52,525
        300   Chicago Mercantile
              Exchange....................        20,868
      1,267   Compucredit Corp.*..........        15,394
        709   Credit Acceptance Corp. ....         7,154
      5,705   Doral Financial Corp. ......       254,728
        825   DVI, Inc.*..................         3,853
     21,300   E*TRADE Group, Inc.*........       181,050
      2,800   E-Loan, Inc.*...............        16,308
      4,393   Eaton Vance Corp. ..........       138,819
     21,515   eSPEED, Inc.*...............       426,133
     28,599   Euronet Worldwide, Inc.*....       309,155
        406   Federal Agricultural
              Mortgage Corp.*.............         9,074
      4,700   Federated Investors,
              Inc. .......................       128,745
        696   Financial Federal Corp.*....        16,982
        300   First Citizens Banc
              Corp. ......................         7,759
     44,678   Friedman Billings Ramsey
              Group, Inc. ................       598,685
        313   Gabelli Asset Management,
              Inc.*.......................        11,299
        300   GB&T Bancshares, Inc. ......         7,283
        500   Gladstone Capital Corp. ,
              Closed-End Fund.............        10,315
        400   Heartland Financial USA,
              Inc. .......................        12,867
      1,300   iDine Rewards Network,
              Inc.*.......................        17,862
     72,100   Instinet Group, Inc. .......       335,986
      3,257   Investment Technology Group,
              Inc.*.......................        60,580
      4,134   Investors Financial Services
              Corp. ......................       119,927
        300   iPayment, Inc.*.............         7,154
      1,363   Jefferies Group, Inc. ......        67,864
        700   Kirkland's, Inc.*...........        11,294
      4,898   Knight Trading Group,
              Inc.*.......................        30,466

Shares                                         Value
--------------------------------------------------------
      3,084   LaBranche & Co., Inc. ......  $     63,808
      2,530   Leucadia National Corp. ....        93,914
      1,600   MCG Capital Corp. ..........        23,200
        623   Medallion Financial
              Corp. ......................         4,367
    193,364   Metris Cos., Inc. ..........     1,073,170
        400   MTC Technologies, Inc.*.....         9,375
      3,301   Neuberger Berman, Inc. .....       131,743
      7,800   New Century Financial
              Corp. ......................       340,470
      1,448   Nuveen Investments, Inc. ...        39,444
        200   Penns Woods Bancorp,
              Inc. .......................         8,414
        700   Portfolio Recovery
              Associates, Inc.*...........        21,811
     16,700   Providian Financial
              Corp.*......................       154,642
      2,543   Raymond James Financial,
              Inc. .......................        84,046
        484   Sanders Morris Harris Group,
              Inc. .......................         4,332
      2,000   Saxon Capital, Inc.*........        34,760
      4,700   SEI Investments Co. ........       150,250
        313   Student Loan Corp. .........        39,438
        826   SWS Group, Inc. ............        16,644
      4,656   Waddell & Reed Financial,
              Inc. .......................       119,519
      1,559   Walter Industries, Inc. ....        18,318
        811   WFS Financial, Inc.*........        27,177
     13,619   World Acceptance Corp.*.....       221,717
                                            ------------
                                               6,792,394
                                            ------------
FOOD & BEVERAGES -- 0.9%
        200   Alico, Inc. ................         4,938
     10,343   American Italian Pasta
              Co.*........................       430,786
        549   Boston Beer Co., Inc.*......         7,906
        800   Central Garden and Pet
              Co.*........................        19,080
      2,100   Chiquita Brands
              International, Inc.*........        30,450
        271   Coca-Cola Bottling Co.
              Consolidated................        14,797
      5,034   Constellation Brands,
              Inc.*.......................       158,068

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,759   Coors (Adolph)..............  $     86,156
      2,159   Corn Products International,
              Inc. .......................        64,835
     11,841   Del Monte Foods Co.*........       104,674
     10,751   Delta & Pine Land Co. ......       237,935
      1,209   Dreyer's Grand Ice Cream
              Holdings, Inc. .............        94,931
         50   Farmer Bros Co. ............        17,075
      2,009   Flowers Foods, Inc. ........        39,688
        243   Green Mountain Coffee
              Roasters, Inc.*.............         4,617
      1,622   Hain Celestial Group,
              Inc.*.......................        25,936
        500   Horizon Organic Holding
              Corp.*......................        11,915
        938   International Multifoods
              Corp.*......................        21,490
      2,976   Interstate Bakeries.........        37,795
        385   J&J Snack Foods Corp.*......        12,177
      3,137   JM Smucker Co. (The)........       125,135
      1,392   Lance, Inc. ................        12,709
         85   Maui Land & Pineapple Co.,
              Inc.*.......................         1,911
         64   National Beverage Corp.*....           890
        600   Peet's Coffee & Tea,
              Inc.*.......................        10,476
      3,729   PepsiAmericas, Inc. ........        46,836
        709   Pilgrims Pride Corp. .......         6,856
      1,968   RalCorp. Holdings, Inc.*....        49,121
        396   Riviana Foods, Inc. ........        10,656
        625   Robert Mondavi*.............        15,819
        264   Sanderson Farms, Inc. ......         7,418
         19   Seaboard Corp. .............         3,933
      1,400   Seminis Corp.*..............         5,152
     14,683   Sensient Technologies
              Corp. ......................       337,562
      5,262   Smithfield Foods, Inc.*.....       120,605
     39,150   Tasty Baking Co. ...........       411,075
        425   Tejon Ranch Co.*............        12,792
      1,709   Tootsie Roll Industries,
              Inc. .......................        52,107

Shares                                         Value
--------------------------------------------------------
        300   USANA Health Sciences,
              Inc.*.......................  $     13,250
        800   Virbac Corp.*...............         4,848
                                            ------------
                                               2,674,400
                                            ------------
GAS & PIPELINE UTILITIES -- 1.7%
      4,039   AGL Resources, Inc. ........       102,752
        944   American States Water
              Co. ........................        25,771
     11,800   Aquila, Inc. ...............        30,444
      3,001   Atmos Energy Corp. .........        74,425
     73,326   Avista Corp. ...............     1,037,563
        909   California Water Service
              Group.......................        25,561
    194,700   Calpine Corp.*..............     1,285,020
        696   Cascade Natural Gas
              Corp. ......................        13,294
     17,200   Centerpoint Energy, Inc. ...       140,180
        400   Chesapeake Utilities
              Corp. ......................         9,031
        396   Connecticut Water Service,
              Inc. .......................        10,118
     17,400   Dynegy, Inc. ...............        73,080
      2,276   Energen Corp. ..............        75,791
      9,213   Energy East Corp. ..........       191,262
      1,250   Laclede Group, Inc. (The)...        33,500
      4,677   MDU Resources Group, Inc. ..       156,633
        396   Middlesex Water Co. ........         9,757
     25,700   Mirant Corp.*...............        74,455
      4,144   National Fuel Gas Co. ......       107,951
      6,876   New Jersey Resources
              Corp. ......................       244,098
      2,855   Nicor, Inc. ................       105,949
      1,705   Northwest Natural Gas
              Co. ........................        46,461
        867   NUI Corp. ..................        13,456
      5,651   Oneok, Inc. ................       110,929
      2,253   Peoples Energy Corp. .......        96,631
      4,361   Philadelphia Suburban
              Corp. ......................       106,321
      2,017   Piedmont Natural Gas Co. ...        78,280
      5,295   Questar Corp. ..............       177,224
        992   SEMCO Energy, Inc. .........         5,773
      7,273   Sierra Pacific Resources*...        43,202

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        171   SJW Corp. ..................  $     14,578
        696   South Jersey Industries,
              Inc. .......................        25,648
      3,390   Southern Union Co.*.........        57,427
      2,247   Southwest Gas Corp. ........        47,591
        525   Southwest Water Co. ........         7,334
      2,334   Southwestern Energy Co.*....        35,033
      2,664   UGI Corp. ..................        84,449
      4,377   Vectren Corp. ..............       109,644
      4,256   Weststar Energy, Inc. ......        69,075
      3,155   WGL Holdings, Inc. .........        84,238
                                            ------------
                                               5,039,929
                                            ------------
HOUSEHOLD PRODUCTS -- 0.1%
      2,330   Church & Dwight, Inc. ......        76,261
      6,040   Dial Corp. (The)............       117,478
        996   WD-40 Co. ..................        28,436
                                            ------------
                                                 222,175
                                            ------------
HOTELS & RESTAURANTS -- 1.5%
        813   AFC Enterprises*............        13,203
     15,646   Alliance Gaming Corp.*......       295,866
        500   Ambassadors Group, Inc.*....         6,985
        643   Ameristar Casinos, Inc.*....        13,728
      3,592   Applebees International,
              Inc. .......................       112,896
      1,721   Argosy Gaming Co.*..........        35,986
      2,117   Aztar Corp.*................        34,105
      1,747   Bally Total Fitness Holding
              Corp.*......................        15,775
      2,330   Bob Evans Farms.............        64,378
      1,747   Boca Resorts, Inc.*.........        22,711
      2,155   Boyd Gaming Corp.*..........        37,195
      7,238   California Pizza Kitchen,
              Inc.*.......................       155,540
      3,222   CBRL Group, Inc. ...........       125,207
      1,447   CEC Entertainment, Inc.*....        53,438
      2,960   Cheesecake Factory (The)*...       106,234
        600   Chicago Pizza & Brewery,
              Inc.*.......................         6,000

Shares                                         Value
--------------------------------------------------------
      1,310   Choice Hotels International,
              Inc.*.......................  $     35,776
        367   Churchill Downs, Inc. ......        14,060
      2,900   CKE Restaurants, Inc.*......        16,211
        800   Dave & Buster's, Inc.*......         8,720
     31,287   Dover Downs Gaming &
              Entertainment, Inc. ........       289,405
        996   Dover Motorsports, Inc. ....         4,084
      4,689   Extended Stay America,
              Inc.*.......................        63,255
        780   Gaylord Entertainment Co.*..        15,265
      3,594   GTECH Holdings Corp. .......       135,314
      1,192   IHOP Corp. .................        37,631
      1,943   International Speedway
              Corp. ......................        76,768
        992   Isle of Capri Casinos,
              Inc.*.......................        16,398
      2,301   Jack in the Box, Inc.*......        51,312
      3,633   Krispy Kreme Doughnuts,
              Inc.*.......................       149,607
      1,534   Landry's Restaurants,
              Inc. .......................        36,202
      1,200   Leapfrog Enterprises,
              Inc.*.......................        38,134
        834   Lone Star Steakhouse &
              Saloon......................        18,156
      2,500   Magna Entertainment Corp.*
              Class A.....................        12,500
      2,851   Mandalay Resort Group.......        90,804
      1,392   Marcus Corp. ...............        20,810
      1,476   MTR Gaming Group, Inc.*.....        11,395
        600   Multimedia Games, Inc.*.....        15,300
      1,049   Navigant International,
              Inc.*.......................        13,532
      1,164   O'Charleys, Inc.*...........        25,061
      3,989   Outback Steakhouse, Inc. ...       155,571
     16,658   Panera Bread Co.*...........       666,320
        780   Papa John's International,
              Inc.*.......................        21,879
     17,864   Park Place Entertainment
              Corp.*......................       162,384
      2,108   Penn National Gaming,
              Inc.*.......................        43,319

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,608   PF Chang's China Bistro,
              Inc.*.......................  $     79,130
      1,550   Pinnacle Entertainment,
              Inc.*.......................        10,540
      3,068   Prime Hospitality Corp.*....        20,586
     17,582   Rare Hospitality
              International, Inc.*........       574,580
        600   Red Robin Gourmet Burgers,
              Inc.*.......................        11,365
      4,193   Ruby Tuesday, Inc. .........       103,693
      2,657   Ryan's Family Steak Houses,
              Inc.*.......................        37,198
      2,545   Scientific Games Corp.*.....        23,923
      1,123   Shuffle Master, Inc.*.......        33,005
      5,711   Six Flags, Inc.*............        38,721
      2,353   Sonic Corp.*................        59,837
        938   Speedway Motorsports,
              Inc. .......................        25,138
      2,088   Station Casinos, Inc.*......        52,722
      1,492   Steak n Shake Co. (The)*....        22,753
        838   Triarc Cos.*................        25,132
      1,189   Vail Resorts, Inc.*.........        16,016
      1,292   WMS Industries, Inc.*.......        20,142
      1,700   Wynn Resorts Ltd.*..........        30,043
                                            ------------
                                               4,528,944
                                            ------------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS -- 1.0%
      4,334   American Greetings*.........        85,120
        780   Applica, Inc. ..............         6,630
        500   Bassett Furniture
              Industries, Inc. ...........         6,640
        809   Beazer Homes USA, Inc.*.....        67,551
      2,130   Blyth, Inc. ................        57,936
      4,326   Champion Enterprises,
              Inc.*.......................        22,409
      5,907   Clayton Homes, Inc. ........        74,133
        283   CSS Industries, Inc. .......        10,910
        600   Department 56*..............         9,198
        100   Dominion Homes, Inc.*.......         2,385

Shares                                         Value
--------------------------------------------------------
      1,000   Emerson Radio*..............  $      6,713
      2,030   Ethan Allen Interiors,
              Inc. .......................        71,375
      1,917   Fleetwood Enterprises,
              Inc.*.......................        14,186
      3,226   Furniture Brands
              International, Inc.*........        84,199
      1,647   Harman International
              Industries, Inc. ...........       130,344
        949   Hovnanian Enterprises,
              Inc.*.......................        55,943
      3,484   Interface, Inc. ............        16,166
      2,525   KB Home.....................       156,499
      1,358   Kimball International.......        21,185
      3,522   La-Z-Boy, Inc. .............        78,822
      1,847   Lancaster Colony Corp. .....        71,405
        809   Libbey, Inc. ...............        18,364
        686   M/I Schottenstein Homes,
              Inc. .......................        29,278
      1,676   Matthews International
              Corp. ......................        41,498
      4,973   Maytag Corp. ...............       121,441
      1,103   MDC Holdings, Inc. .........        53,253
     15,282   Meritage Corp.*.............       752,791
        343   Mestek, Inc.*...............         6,174
        728   Modtech Holdings, Inc.*.....         6,690
        213   National Presto Industries,
              Inc. .......................         6,731
        334   NVR, Inc.*..................       137,274
        967   Oneida Ltd. ................         6,527
        980   Palm Harbor Homes, Inc.*....        18,561
        625   Russ Berrie & Co., Inc. ....        22,819
      1,634   Ryland Group, Inc. .........       113,400
        354   Skyline Corp. ..............        10,620
      3,722   Snap-On, Inc. ..............       108,050
      2,105   Standard-Pacific Corp. .....        69,802
        285   Stanley Furniture Co.,
              Inc. .......................         7,812
      4,200   Stanley Works (The).........       115,804
         43   Technical Olympic USA,
              Inc.*.......................         1,016
      2,858   Toll Brothers, Inc.*........        80,910

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      2,668   Topps Co. (The).............  $     22,918
      1,592   Toro Co. ...................        63,282
      3,451   Tupperware Corp. ...........        49,556
      1,138   Universal Electronics,
              Inc.*.......................        14,430
      1,100   WCI Communities, Inc.*......        21,153
        300   William Lyon Homes, Inc.*...         9,555
      1,838   Yankee Candle Co., Inc.*....        42,678
                                            ------------
                                               3,002,136
                                            ------------
INDUSTRIAL MACHINERY -- 3.4%
        600   Actuant Corp.*..............        28,392
    136,222   Agco Corp.*.................     2,326,672
        300   Alamo Group, Inc. ..........         3,666
      9,344   Albany International
              Corp. ......................       256,026
      1,338   Astec Industries, Inc.*.....        11,667
        277   ASV, Inc.*..................         4,011
        838   Barnes Group, Inc. .........        18,235
      1,394   Briggs & Stratton...........        70,397
        500   Cascade Corp. ..............         8,700
        400   Ceradyne, Inc.*.............         7,485
        728   Circor International,
              Inc. .......................        12,980
      1,634   Clarcor, Inc. ..............        62,991
      2,250   Cummins, Inc. ..............        80,752
        909   Cuno, Inc.*.................        32,833
     13,546   Dionex Corp.*...............       538,453
      2,472   Donaldson Co., Inc. ........       109,880
      1,300   EnPro Industries, Inc.*.....        13,883
        696   ESCO Technologies, Inc.*....        30,624
      1,380   Esterline Technologies
              Corp.*......................        24,026
      3,030   Flowserve Corp.*............        59,600
        996   Gardner Denver, Inc.*.......        20,378
        385   Gorman-Rupp Co. (The).......         9,240
      3,023   Graco, Inc. ................        96,736
      2,572   Harsco Corp. ...............        92,721
      1,847   IDEX Corp. .................        66,935
      2,372   JLG Industries, Inc. .......        16,130
     40,000   Joy Global, Inc.*...........       590,800

Shares                                         Value
--------------------------------------------------------
        856   Kadant, Inc.*...............  $     16,050
      1,847   Kaydon Corp. ...............        38,418
      2,247   Kennametal, Inc. ...........        76,038
      2,117   Lincoln Electric Holdings,
              Inc. .......................        43,208
    118,025   Lindsay Manufacturing Co. ..     2,740,540
      1,563   Manitowoc Co. ..............        34,855
      2,159   Milacron, Inc. .............        10,558
      2,159   Mueller Industries, Inc.*...        58,530
        383   NACCO Industries, Inc. .....        22,574
      3,422   Navistar International
              Corp.*......................       111,660
      1,647   Nordson Corp. ..............        39,281
      8,025   Oshkosh Truck Corp. ........       476,169
      7,228   Pall Corp. .................       162,630
      3,097   Pentair, Inc. ..............       120,969
      6,004   Quixote Corp. ..............       153,282
      1,621   Reliance Steel & Aluminum
              Co. ........................        33,555
        546   Robbins & Myers, Inc. ......        10,101
        921   Sauer-Danfoss, Inc. ........         9,901
        767   SPS Technologies, Inc.*.....        20,740
      5,000   SPX Corp.*..................       220,079
      1,747   Stewart & Stevenson
              Services....................        27,515
     82,209   Surebeam Corp.*.............       224,005
        525   Tennant Co. ................        19,294
      2,876   Terex Corp.*................        56,140
        597   Thomas Industries, Inc. ....        16,149
      3,010   Timken Co. .................        52,705
      2,372   Trinity Industries, Inc. ...        43,906
      2,643   UNOVA, Inc.*................        29,337
        780   Valmont Industries, Inc. ...        15,179
      1,480   Wabash National Corp.*......        20,764
     52,417   WABTEC Corp. ...............       729,120
      1,009   Watts Industries, Inc. .....        18,011
                                            ------------
                                              10,245,476
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
INSURANCE -- 2.3%
      1,417   21st Century Insurance
              Group.......................  $     20,263
      2,002   Alfa Corp. .................        25,445
        250   Alleghany Corp.*............        47,750
      3,439   Allmerica Financial
              Corp. ......................        61,868
      2,030   American Financial Group,
              Inc. .......................        46,284
        700   American Medical Security
              Group, Inc.*................        13,370
        625   American National
              Insurance...................        53,996
        600   American Physicians Capital,
              Inc.*.......................        14,550
      2,642   Amerus Group Co. ...........        74,478
      1,609   Argonaut Group, Inc. .......        19,839
     16,515   Arthur J Gallagher & Co. ...       449,208
        370   Baldwin & Lyons, Inc. ......         8,788
      3,084   Brown & Brown, Inc. ........       100,230
      1,922   Citizens, Inc.*.............        13,973
        709   CNA Surety Corp. ...........         6,984
      1,634   Commerce Group, Inc. .......        59,151
      1,701   Crawford & Co. .............         8,352
        978   Delphi Financial Group......        45,770
        200   EMC INS Group, Inc. ........         3,710
      1,706   Erie Indemnity Co. .........        70,373
        696   FBL Financial Group,
              Inc. .......................        14,024
        600   Financial Industries
              Corp. ......................         8,844
     16,281   First American Corp. .......       429,004
      3,939   Fremont General Corp. ......        53,964
        283   Great American Financial
              Resources, Inc.*............         3,710
      1,967   Harleysville Group, Inc. ...        45,280
      3,926   HCC Insurance Holdings,
              Inc. .......................       116,092
        985   HealthExtras, Inc.*.........         7,703
     28,209   Hilb Rogal & Hamilton
              Co. ........................       960,234
      2,414   Horace Mann Educators
              Corp. ......................        38,938

Shares                                         Value
--------------------------------------------------------
        100   Independence Holding Co. ...  $      2,111
        800   Infinity Property & Casualty
              Corp. ......................        18,893
        222   Kansas City Life Ins Co. ...         9,510
      1,238   Landamerica Financial Group,
              Inc. .......................        58,805
        521   Markel Corp.*...............       133,376
      1,624   Mercury General Corp. ......        74,136
        666   Midland Co. (The)...........        14,792
      2,968   Mony Group, Inc. ...........        79,988
        112   National Western Life
              INS*........................        12,368
        200   Navigators Group, Inc.*.....         5,964
         43   NYMAGIC, Inc. ..............           871
      1,000   Odyssey Re Holdings
              Corp. ......................        21,100
      3,435   Ohio Casualty Corp.*........        45,273
        600   Penn-America Group, Inc. ...         6,743
      1,183   Philadelphia Consolidated
              Holding Co.*................        47,793
    153,400   Phoenix Cos., Inc. (The)....     1,385,202
        567   Pico Holdings, Inc.*........         7,371
      1,480   PMA Capital Corp. ..........        18,604
     16,800   PMI Group, Inc. (The).......       450,762
      1,541   Presidential Life Corp. ....        21,744
      1,594   ProAssurance Corp.*.........        43,022
      4,351   Protective Life Corp. ......       116,389
      1,180   Reinsurance Group of
              America.....................        37,878
      1,108   RLI Corp. ..................        36,453
        600   Safety Insurance Group,
              Inc. .......................         8,805
      1,734   Selective Insurance Group...        43,437
      1,917   StanCorp. Financial Group,
              Inc. .......................       100,106
        796   State Auto Financial
              Corp. ......................        17,870
      1,125   Stewart Information Services
              Corp.*......................        31,331
      4,238   Triad Guaranty, Inc.*.......       160,832
      2,559   Uici*.......................        38,564

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        385   United Fire & Casualty
              Co. ........................  $     12,509
      2,984   Unitrin, Inc. ..............        80,926
      2,006   Universal American Financial
              Corp.*......................        12,778
      1,400   USI Holdings Corp.*.........        16,447
         87   Wesco Financial Corp. ......        27,144
     15,525   WR Berkley Corp. ...........       818,168
        625   Zenith National Insurance
              Corp. ......................        17,813
                                            ------------
                                               6,858,053
                                            ------------
LEISURE TIME -- 0.5%
        900   Action Performance Cos.,
              Inc. .......................        17,100
      1,080   Arctic Cat, Inc. ...........        20,693
      1,006   Boyds Collection Ltd.*......         4,738
      5,685   Brunswick Corp. ............       142,239
      4,502   Callaway Golf Co. ..........        59,516
      1,992   Concord Camera Corp.*.......        14,123
      8,952   Hasbro, Inc. ...............       156,570
      1,366   Jakks Pacific, Inc.*........        18,154
      1,734   K2, Inc.*...................        21,241
        600   Marine Products Corp. ......         6,510
        600   MarineMax, Inc.*............         8,400
      2,100   Marvel Enterprises, Inc.*...        40,110
      1,576   Midway Games, Inc.*.........         5,721
      1,695   Nautilus Group, Inc. .......        21,018
      1,792   Oakley, Inc.*...............        21,092
      1,463   Polaris Industries, Inc. ...        89,828
      9,752   RC2 Corp.*..................       165,882
     17,207   SCP Pool Corp.*.............       591,921
        464   Steinway Musical
              Instruments*................         7,146
      1,621   Sturm Ruger & Co., Inc. ....        16,210
                                            ------------
                                               1,428,212
                                            ------------
MINING -- 2.9%
      5,485   AK Steel Holding Corp.*.....        19,856
      5,502   Allegheny Technologies,
              Inc. .......................        36,313

Shares                                         Value
--------------------------------------------------------
     60,921   Arch Coal, Inc. ............  $  1,399,965
        709   Brush Engineered Materials,
              Inc.*.......................         5,920
      1,251   Carpenter Technology........        19,516
        638   Century Aluminum Co. .......         4,485
        554   Cleveland-Cliffs, Inc.*.....         9,889
      9,400   Coeur D'Alene Mines Corp.*..        13,053
      1,404   Commercial Metals Co. ......        24,977
      1,434   Consol Energy, Inc. ........        32,609
        654   Gibraltar Steel Corp. ......        13,394
      4,055   GrafTech International
              Ltd.*.......................        22,100
      7,304   Hecla Mining Co.*...........        30,896
     20,600   IPSCO, Inc. ................       220,420
        300   Liquidmetal Technologies,
              Inc.*.......................         1,539
     45,972   Massey Energy Co. ..........       604,532
     30,596   NN, Inc. ...................       387,345
      2,000   Peabody Energy Corp. .......        67,180
     65,500   Phelps Dodge Corp.*.........     2,511,270
      1,096   Quanex Corp. ...............        32,573
        997   Royal Gold, Inc. ...........        21,425
      1,409   RTI International Metals,
              Inc.*.......................        15,259
      1,350   Ryerson Tull, Inc. .........        11,853
        300   Schnitzer Steel Industries,
              Inc. .......................        13,236
        934   Southern Peru Copper
              Corp. ......................        14,290
      2,184   Steel Dynamics, Inc.*.......        29,921
      3,501   Stillwater Mining Co.*......        17,995
    144,115   United States Steel
              Corp. ......................     2,359,163
    130,915   USEC, Inc. .................       919,023
        277   Westmorland Coal Co.*.......         5,039
      4,430   Worthington Industries......        59,362
                                            ------------
                                               8,924,398
                                            ------------
MISCELLANEOUS -- 0.1%
        600   Aceto Corp. ................        11,149
      1,138   Advanced Marketing
              Services....................        14,794

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,315   Applied Industrial
              Technologies, Inc. .........  $     27,746
      3,748   Fastenal Co. ...............       127,207
      2,884   Federal Signal Corp.*.......        50,672
      1,421   Handleman Co.*..............        22,736
        354   Lawson Products.............         9,749
      1,559   MSC Industrial Direct
              Co. ........................        27,906
        700   Seabulk International
              Inc.*.......................         6,203
        138   Security Bank Corp. ........         4,804
      1,093   SoundView Technology Group,
              Inc. .......................        11,061
      1,347   WESCO International, Inc.*..         8,082
      1,000   West Bancorporation.........        17,812
                                            ------------
                                                 339,921
                                            ------------
PAPER -- 0.3%
      2,510   Boise Cascade Corp. ........        59,989
      3,297   Bowater, Inc. ..............       123,473
     13,634   Buckeye Technologies,
              Inc.*.......................        92,711
        696   Deltic Timber Corp. ........        19,801
      1,817   Glatfelter..................        26,801
      6,778   Louisiana-Pacific Corp.*....        73,473
        996   Pope & Talbot, Inc. ........        11,006
      1,876   Potlatch Corp. .............        48,307
      2,707   Rayonier, Inc. .............        89,331
     36,682   Wausau-Mosinee Paper
              Corp. ......................       410,838
                                            ------------
                                                 955,730
                                            ------------
RAILROADS & EQUIPMENT -- 0.9%
      1,438   Arkansas Best Corp. ........        34,210
        506   Covenant Transport, Inc. ...         8,602
      1,663   Dollar Thrifty Automotive
              Group*......................        30,849
        967   Florida East Coast
              Industries..................        24,707
      2,726   GATX Corp. .................        44,570
        700   Genesee & Wyoming, Inc.*....        14,399
     19,433   Heartland Express, Inc.*....       448,036
      4,000   Kansas City Southern*.......        48,120

Shares                                         Value
--------------------------------------------------------
      1,566   Knight Transportation,
              Inc.*.......................  $     38,993
      9,323   Landstar System, Inc.*......       585,951
        700   Old Dominion Freight Line*..        15,119
        308   P.A.M Transportation
              Services*...................         7,737
      1,400   Pacer International,
              Inc.*.......................        26,378
      2,128   RailAmerica, Inc.*..........        17,982
        838   Roadway Corp. ..............        23,908
        831   SCS Transportation, Inc.*...        10,495
      3,136   Swift Transportation Co.,
              Inc.*.......................        58,392
        200   US Xpress Enterprises,
              Inc.*.......................         2,132
     40,802   USF Corp. ..................     1,100,430
      2,540   Werner Enterprises, Inc. ...        53,848
      1,863   Yellow Corp.*...............        43,128
                                            ------------
                                               2,637,986
                                            ------------
REAL ESTATE -- 4.3%
        900   Acadia Realty Trust REIT....         8,235
      4,042   Alexander's, Inc.* REIT.....       337,467
     11,698   Alexandria Real Estate
              Equities, Inc. REIT.........       526,410
      4,818   AMB Property Corp. REIT.....       135,723
     22,100   American Financial Realty
              Trust REIT..................       329,511
        500   American Mortgage Acceptance
              Co. ........................         8,671
        767   AMLI Residential Properties
              REIT........................        18,063
      5,900   Annaly Mortgage Management,
              Inc. REIT...................       117,469
      2,700   Anthracite Capital, Inc.
              REIT........................        32,562
      1,642   Anworth Mortgage Asset
              Corp. ......................        25,320
      1,700   Apex Mortgage Capital, Inc.
              REIT........................         9,299
      3,693   Arden Realty, Inc. REIT.....        95,833
        800   Associated Estates Realty
              REIT........................         5,256

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      3,901   Avalonbay Communities, Inc.
              REIT........................  $    166,339
        200   Avatar Holdings, Inc.*......         6,040
        921   Bedford Property Investors
              REIT........................        26,156
      1,167   Boykin Lodging Co. REIT.....         9,103
      1,759   Brandywine Realty Trust
              REIT........................        43,307
      2,984   BRE Properties REIT.........        99,069
      1,000   Brookfield Homes Corp. .....        15,405
      2,301   Camden Property Trust REIT..        80,420
      1,421   Capital Automotive Reit
              REIT........................        39,774
        539   Capstead Mortgage Corp.
              REIT........................         6,075
      3,377   Carramerica Realty Corp.
              REIT........................        93,914
      5,472   Catellus Development
              Corp.*......................       120,384
      1,334   CBL & Associates Properties,
              Inc. REIT...................        57,362
      1,463   Centerpoint Properties Trust
              REIT........................        89,609
      1,321   Chateau Communities, Inc.
              REIT........................        39,088
     10,516   Chelsea Property Group, Inc.
              REIT........................       423,900
      1,021   Colonial Properties Trust
              REIT........................        35,929
      2,530   Commercial Net Lease Realty
              REIT........................        43,617
        400   Consolidated-Tomoka Land
              Co. ........................        10,038
      3,056   Cornerstone Realty, Income
              Trust, Inc. REIT............        22,339
      1,491   Corporate Office Properties
              Trust SBI MD REIT...........        25,243
        400   Correctional Properties
              Trust REIT..................        11,200
      2,236   Corrections Corp. of
              America*....................        56,638

Shares                                         Value
--------------------------------------------------------
      2,378   Cousins Properties, Inc.
              REIT........................  $     66,346
     63,669   Crescent Real Estate EQT Co.
              REIT........................     1,057,542
        800   Criimi Mae, Inc.*...........         8,751
      1,400   Crown American Realty Trust
              REIT........................        15,036
      4,730   Developers Diversified
              Realty Corp. REIT...........       134,521
      1,009   Eastgroup Properties REIT...        27,243
      1,138   Entertainment Properties
              Trust REIT..................        32,717
    113,354   Equity Inns, Inc. REIT......       782,143
      1,804   Equity One, Inc. ...........        29,586
        980   Essex Property Trust, Inc.
              REIT........................        56,105
      2,701   Federal Realty Invs Trust
              REIT........................        86,432
      3,497   FelCor Lodging Trust, Inc.
              REIT........................        27,451
      2,601   First Industrial Realty
              Trust, Inc. REIT............        82,192
      1,863   Forest City Enterprises,
              Inc. .......................        77,221
      1,534   Gables Residential Trust
              REIT........................        46,373
      1,106   Getty Realty Corp.*.........        24,686
        976   Glenborough Realty Trust,
              Inc. REIT...................        18,690
     20,842   Glimcher Realty Trust REIT..       466,861
      1,000   Great Lakes REIT REIT.......        16,000
      3,897   Health Care Property
              Investors, Inc. REIT........       165,038
      2,496   Health Care REIT, Inc.
              REIT........................        76,128
      2,672   Healthcare Realty Trust,
              Inc. REIT...................        77,889
      1,200   Heritage Property Investment
              Trust, Inc. REIT............        32,496
      3,393   Highwoods Properties, Inc.
              REIT........................        75,664

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      1,828   Home Properties of NY, Inc.
              REIT........................  $     64,419
      3,968   Hospitality Properties Trust
              REIT........................       124,000
     15,914   Host Marriott Corp.*........       145,613
      8,867   HRPT Properties Trust REIT..        81,576
     60,000   IMPAC Mortgage Holdings,
              Inc. REIT...................     1,001,400
      1,659   Innkeepers USA Trust REIT...        11,281
      1,009   Insignia Financial Group,
              Inc.*.......................        11,210
      2,000   Investors Real Estate Trust
              REIT........................        21,580
      1,859   Jones Lang LaSalle, Inc.
              *...........................        29,372
      1,063   Keystone Property Trust
              REIT........................        19,676
      1,634   Kilroy Realty Corp. REIT....        44,935
      6,905   Koger Equity, Inc. REIT.....       118,973
      1,306   Kramont Realty Trust REIT...        21,549
      9,300   La Quinta Corp.*............        40,083
        967   LaSalle Hotel Properties
              REIT........................        14,292
      2,024   Lexington Corporate
              Properties Trust REIT.......        35,825
      4,977   Liberty Property Trust
              REIT........................       172,204
      1,334   LNR Property Corp. .........        49,892
        800   LTC Properties, Inc. REIT...         7,640
     23,819   Macerich Co. (The) REIT.....       836,761
      3,626   Mack-Cali Realty Corp.
              REIT........................       131,914
        780   Manufactured Home
              Communities, Inc. REIT......        27,386
      2,359   Meristar Hospitality Corp.
              REIT........................        12,125
     37,309   MFA Mortgage Investments,
              Inc. REIT...................       374,582
        991   MID Atlantic Realty Trust
              REIT........................        20,752
        850   Mid-America Apartment
              Communities, Inc. REIT......        22,959

Shares                                         Value
--------------------------------------------------------
      2,080   Mills Corp. (The) REIT......  $     69,784
        813   Mission West Properties
              REIT........................         9,244
      1,676   National Health Investors,
              Inc. REIT...................        30,905
        500   National Health Realty, Inc.
              REIT........................         7,995
      3,684   Nationwide Health
              Properties, Inc. REIT.......        58,686
      5,998   New Plan Excel Realty Trust
              REIT........................       128,057
      1,300   Newcastle Investment Corp.
              REIT........................        25,429
        700   Novastar Financial, Inc.
              REIT........................        41,825
        400   Omega Healthcare Investors,
              Inc.*.......................         2,100
      2,509   Pan Pacific Retail
              Properties, Inc. REIT.......        98,729
        554   Parkway Properties, Inc.
              REIT........................        23,296
        825   Pennsylvania Real Estate
              Investment Trust REIT.......        24,709
      2,172   Post Properties, Inc.
              REIT........................        57,558
      2,030   Prentiss Properties Trust
              REIT........................        60,880
        600   Price Legacy Corp.*.........         2,250
        792   PS Business Parks, Inc.
              REIT........................        27,958
      1,100   RAIT Investment Trust REIT..        29,150
        500   Ramco-Gershenson Properties
              Trust REIT..................        11,650
      2,105   Realty, Income Corp. REIT...        80,158
     17,491   Reckson Associates Realty
              Corp. REIT..................       364,862
        785   Redwood Trust, Inc. REIT....        31,329
      1,547   Regency Centers Corp. REIT..        54,114
      2,163   RFS Hotel Investors, Inc.
              REIT........................        26,648
        693   Saul Centers, Inc. REIT.....        17,741

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      3,150   Senior Housing Properties
              Trust REIT..................  $     42,714
      2,176   Shurgard Storage Centers,
              Inc. REIT...................        71,982
        600   Sizeler Property Investors
              REIT........................         6,150
      1,763   SL Green Realty Corp. REIT..        61,511
        825   Sovran Self Storage, Inc.
              REIT........................        25,987
      2,005   St. Joe Co. (The)...........        62,556
      1,363   Summit Properties, Inc.
              REIT........................        28,146
        880   Sun Communities, Inc. REIT..        34,584
        413   Tanger Factory Outlet Centrs
              REIT........................        13,662
      1,598   Taubman Centers, Inc. REIT..        30,618
      3,619   Thornburg Mortgage, Inc.
              REIT........................        89,389
     21,408   Town & Country Trust (The)
              REIT........................       497,736
      1,734   Trammell Crow Co.*..........        18,398
        267   Transcontinental Realty
              Investors, Inc.*............         3,925
      5,900   Trizec Properties, Inc.
              REIT........................        67,083
      6,807   United Dominion Realty
              Trust, Inc. REIT............       117,217
        600   Universal Health Rlty,
              Income REIT.................        16,200
      1,100   Urstadt Biddle Properties,
              Inc. Class A, REIT..........        14,146
      1,200   US Restaurant Properties,
              Inc. REIT...................        18,840
      4,448   Ventas, Inc. REIT...........        67,387
      2,459   Washington Real Estate
              Investment Trust REIT.......        66,885
      2,875   Weingarten Realty Investors
              REIT........................       120,462
      1,413   Winston Hotels, Inc. REIT...        11,544
                                            ------------
                                              12,868,057
                                            ------------

Shares                                         Value
--------------------------------------------------------
RETAIL GROCERY -- 2.7%
      1,347   7-Eleven, Inc.*.............  $     14,211
    260,800   Agrium, Inc. ...............     2,858,368
        100   Arden Group, Inc.*..........         5,900
      2,772   Casey's General Stores,
              Inc. .......................        39,196
        400   Central European
              Distribution Corp.*.........         8,048
      1,250   Duane Reade, Inc.*..........        18,437
      1,080   Great Atlantic & Pacific Tea
              Co.*........................         9,504
        600   Ingles Markets, Inc. .......         6,060
      2,076   Longs Drug Stores Corp. ....        34,462
        570   Nash Finch Co. .............         9,491
      1,547   Pathmark Stores, Inc.*......        11,835
      2,859   Performance Food Group
              Co.*........................       105,783
     44,000   Potash Corp. of
              Saskatchewan................     2,816,000
     27,618   Rite Aid Corp.*.............       122,900
      1,959   Ruddick Corp. ..............        30,795
        392   Smart & Final, Inc.*........         1,815
      8,500   Supervalu, Inc. ............       181,039
      7,302   United Natural Foods,
              Inc.*.......................       205,478
        709   Weis Markets, Inc. .........        21,993
    137,774   Wild Oats Markets, Inc.*....     1,507,273
      5,298   Winn-Dixie Stores, Inc. ....        65,218
                                            ------------
                                               8,073,806
                                            ------------
RETAIL TRADE -- 6.0%
     20,417   1-800-FLOWERS.COM, Inc.*....       175,501
      2,633   99 Cents Only Stores*.......        90,365
     14,145   Aaron Rents, Inc. ..........       364,941
      5,800   Abercrombie & Fitch Co.*....       164,778
        900   AC Moore Arts & Crafts,
              Inc.*.......................        18,027
      1,500   Advance Auto Parts*.........        91,350
      1,200   Aeropostale, Inc.*..........        25,776
      1,800   Alloy, Inc.*................        11,610
      3,588   American Eagle
              Outfitters*.................        65,804
      2,894   Anntaylor Stores Corp.*.....        83,781

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        700   Asbury Automotive Group,
              Inc.*.......................  $      9,436
      2,939   Barnes & Noble, Inc.*.......        67,744
        142   Bebe Stores, Inc.*..........         2,716
        800   Big 5 Sporting Goods
              Corp.*......................        10,014
      7,461   Big Lots, Inc.*.............       112,213
     29,610   BJ's Wholesale Club,
              Inc.*.......................       445,927
        500   Blair Corp. ................        11,100
      2,200   Blockbuster, Inc. ..........        37,033
        700   Blue Rhino Corp.*...........         8,385
      2,400   Bombay Co., Inc. (The)*.....        25,512
     55,273   Borders Group, Inc.*........       973,358
        500   Brookstone, Inc.*...........        10,125
        354   Buckle, Inc. (The)*.........         6,807
        600   Building Material Holding
              Corp. ......................         8,886
        980   Burlington Coat Factory
              Warehouse Corp. ............        17,542
      6,483   Carmax, Inc.*...............       195,462
      1,900   Casual Male Retail Group,
              Inc.*.......................         9,851
        850   Cato Corp. (The)............        17,918
     20,921   Charlotte Russe Holding,
              Inc.*.......................       215,905
      7,436   Charming Shoppes*...........        36,957
      5,450   Chico's FAS, Inc.*..........       114,722
        950   Childrens Place*............        18,867
     32,430   Christopher & Banks Corp.*..     1,199,586
     11,800   Circuit City Stores,
              Inc. .......................       103,736
     70,501   Claire's Stores, Inc. ......     1,787,905
        613   Coldwater Creek, Inc.*......         7,558
        691   Cole National Corp.*........         8,651
      1,600   Compucom Systems, Inc.*.....         7,232
      4,458   Copart, Inc.*...............        42,128
     27,277   Cost Plus, Inc.*............       972,698
      2,121   CSK Auto Corp.*.............        30,648
        164   Deb Shops, Inc. ............         3,083

Shares                                         Value
--------------------------------------------------------
        800   Dick's Sporting Goods,
              Inc.*.......................  $     29,315
      4,527   Dillard's, Inc. ............        60,979
      1,576   Dress Barn, Inc.*...........        19,968
      2,300   Drugstore.Com*..............        13,432
        813   Electronics Boutique
              Holdings Corp. .............        18,788
      4,771   Factory 2-U Stores, Inc.*...        23,760
      1,134   Finish Line*................        25,186
        200   Finlay Enterprises, Inc.*...         3,310
      8,966   Foot Locker, Inc. ..........       118,799
      1,150   Footstar, Inc.*.............        14,950
      1,602   Fred's, Inc. ...............        59,562
      1,107   Friedman's, Inc. ...........        12,587
        600   Galyans Trading Co.,
              Inc.*.......................         8,604
      1,000   GameStop Corp.*.............        12,920
        400   Gart Sports Co.*............        11,344
      1,121   Genesco, Inc.*..............        19,842
        900   Goody's Family Clothing,
              Inc. .......................         7,785
      1,109   Group 1 Automotive, Inc.*...        35,943
     26,165   GSI Commerce, Inc.*.........       169,378
      8,821   Guitar Center, Inc.*........       258,028
      1,819   Gymboree Corp.*.............        30,523
      1,113   Hancock Fabrics, Inc. ......        17,975
      1,109   Haverty Furniture Cos.,
              Inc. .......................        19,408
        364   Hibbett Sporting Goods,
              Inc.*.......................        11,990
     42,389   Hollywood Entertainment
              Corp.*......................       729,091
     34,277   HOT Topic, Inc.*............       922,394
      1,434   Hughes Supply, Inc. ........        49,760
      2,917   Insight Enterprises,
              Inc.*.......................        29,345
      1,559   Intertan, Inc.*.............        12,784
        992   J Jill Group, Inc.*.........        16,705
      1,100   Jason Overseas Ltd.*........        27,830
        300   Jos. A. Bank Clothiers,
              Inc.*.......................        10,019
     19,235   Linens 'n Things, Inc.*.....       454,138
        906   Lithia Motors, Inc.*........        14,650
      2,217   Men's Wearhouse, Inc.*......        48,441

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      4,234   Michaels Stores, Inc. ......  $    161,146
        400   Monro Muffler, Inc.*........        11,304
        100   Mothers Work, Inc.*.........         2,677
      1,550   Movie Gallery, Inc.*........        28,597
      2,330   Neiman-Marcus Group, Inc.*..        85,278
      6,049   Nordstrom, Inc. ............       118,076
      2,601   O'Reilly Automotive,
              Inc.*.......................        86,847
      7,761   OfficeMax, Inc.*............        50,835
        300   Overstock.com, Inc.*........         4,353
     38,756   Pacific Sunwear of
              California*.................       933,632
        300   Party City Corp.*...........         3,081
      4,376   Payless Shoesource, Inc.*...        54,700
        177   PC Connection, Inc.*........         1,204
      3,272   Pep Boys (The) - Manny, Moe
              & Jack......................        44,205
      2,300   Petco Animal Supplies,
              Inc.*.......................        50,002
      8,886   Petsmart, Inc. .............       148,130
      5,994   Pier 1 Imports, Inc. .......       122,278
        449   Pomeroy IT Solutions,
              Inc.*.......................         4,966
      9,471   Priceline.com, Inc.*........       212,056
      2,801   Regis Corp. ................        81,369
      1,880   Rent-A-Center, Inc.*........       142,523
      1,063   Rent-Way, Inc.*.............         4,943
      1,000   Restoration Hardware,
              Inc.*.......................         4,500
        500   Rex Stores Corp.*...........         6,055
      7,879   Saks, Inc.*.................        76,426
        921   School Specialty, Inc.*.....        26,212
      1,200   Select Comfort Corp.*.......        19,636
     34,077   Sharper Image Corp.*........       929,280
        400   Shoe Carnival, Inc.*........         5,904
      2,092   ShopKo Stores, Inc.*........        27,196
      1,763   Sonic Automotive, Inc.*.....        38,627
     70,200   Sports Authority, Inc.*.....       751,140
      1,100   Stage Stores, Inc.*.........        25,850
      1,630   Stamps.com, Inc.*...........         7,824
      1,488   Stein Mart, Inc.*...........         8,913

Shares                                         Value
--------------------------------------------------------
      2,800   Summit America Television,
              Inc.*.......................  $      8,092
      1,692   Talbots, Inc. ..............        49,829
      1,176   TBC Corp.*..................        22,403
     28,547   Too, Inc.*..................       578,077
     77,000   Toys 'R' Us, Inc.*..........       933,077
        900   Tractor Supply Co.*.........        42,975
     55,300   Trans World Entertainment*..       283,136
     11,543   Tuesday Morning Corp.*......       304,373
      1,109   Tweeter Home Entertainment
              Group, Inc.*................         9,626
        954   Ultimate Electronics,
              Inc.*.......................        12,230
        983   United Auto Group, Inc.*....        21,410
      3,488   United Rentals, Inc.*.......        48,448
      6,651   Urban Outfitters, Inc.*.....       238,771
     11,695   Valuevision Media, Inc.*....       158,417
        600   West Marine, Inc.*..........        10,506
      1,638   Wet Seal, Inc. (The)*.......        17,494
        600   Whitehall Jewellers,
              Inc.*.......................         5,442
        567   Wilsons The Leather
              Experts*....................         4,088
      2,059   Zale Corp.*.................        82,360
                                            ------------
                                              18,041,690
                                            ------------
SHIPBUILDING -- 0.5%
      2,643   Alexander & Baldwin,
              Inc. .......................        70,119
     49,863   Kirby Corp.*................     1,406,137
        400   Maritrans, Inc. ............         5,854
        934   Overseas Shipholding Group..        20,557
                                            ------------
                                               1,502,667
                                            ------------
SOFTWARE -- 8.7%
      6,275   Activision, Inc.*...........        81,073
      4,148   Acxiom Corp.*...............        62,593
      2,005   Advent Software, Inc.*......        33,905
      2,334   Agile Software Corp.*.......        22,523
     88,948   Akamai Technologies,
              Inc.*.......................       432,287

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      2,150   Allscripts Healthcare
              Solutions, Inc.*............  $      7,891
     22,084   Altiris, Inc.*..............       442,784
      2,343   American Management
              Systems.....................        33,458
     13,014   Ansys, Inc.*................       404,735
      1,200   Anteon International
              Corp.*......................        33,492
     17,300   Ariba, Inc.*................        51,381
      3,981   Ascential Software Corp.*...        65,448
      2,400   Asiainfo Holdings, Inc.*....        19,680
      2,200   Ask Jeeves*.................        30,220
     30,750   Aspen Technology, Inc.*.....       142,926
        680   Atari, Inc.*................         3,026
      1,800   Autobytel, Inc.*............        11,221
      7,352   Autodesk, Inc. .............       118,808
        966   Barra, Inc.*................        34,486
      9,780   Bearingpoint, Inc.*.........        94,377
      4,181   Borland Software Corp.*.....        40,848
      1,600   Broadvision, Inc.*..........         9,095
     19,920   Caci International, Inc.*...       683,256
        185   Catapult Communications
              Corp.*......................         1,965
      3,884   Ciber, Inc. ................        27,266
     23,400   CMGI, Inc.*.................        39,038
      7,671   CNET Networks, Inc.*........        47,790
      3,739   Cognizant Technology
              Solutions Corp.*............        91,082
      1,800   Computer Horizons Corp.*....         8,172
     24,000   Compuware Corp.*............       138,480
        900   Concord Communications,
              Inc.*.......................        12,357
      1,500   Concur Technologies,
              Inc.*.......................        15,090
      1,309   Datastream Systems, Inc.*...        13,862
     42,529   Dendrite International,
              Inc.*.......................       547,774
     21,917   Digimarc Corp.*.............       344,097
     25,603   Digital Insight Corp.*......       495,764
      1,900   Digital River, Inc. ........        36,670

Shares                                         Value
--------------------------------------------------------
      2,200   Digitalthink, Inc.*.........  $      6,923
        369   Digitas, Inc.*..............         1,830
     29,918   Documentum, Inc.*...........       588,487
      4,425   E.piphany, Inc.*............        22,612
      7,963   Earthlink, Inc.*............        62,828
    217,984   Eclipsys Corp.*.............     2,275,753
        700   eCollege.com, Inc.*.........         8,028
        413   Embarcadero Technologies,
              Inc.*.......................         2,891
      2,543   Entrust, Inc.*..............         7,476
      2,400   Epicor Software Corp.*......        14,362
        627   EPIQ Systems, Inc.*.........        10,766
      1,100   EUniverse, Inc.*............         3,993
    111,000   Evans & Sutherland Computer
              Co.*........................       630,480
     11,087   Fair Isaac Corp. ...........       570,426
        948   Fidelity National
              Information Solutions,
              Inc.*.......................        24,724
      2,288   Filenet Corp.*..............        41,276
        700   FindWhat.com*...............        13,245
     12,001   Forrester Research, Inc.*...       195,469
      2,242   FreeMarkets, Inc.*..........        15,604
      5,531   Gartner, Inc.*..............        41,925
      1,300   Gerber Scientific, Inc.*....         8,649
        600   Group 1 Software, Inc.*.....        11,071
      5,500   Homestore, Inc.*............         9,725
     19,450   Hyperion Solutions Corp.*...       656,632
      1,038   IDX Systems Corp.*..........        16,110
      1,200   iGate Corp.*................         4,164
     23,459   Inet Technologies, Inc.*....       233,886
      3,710   Informatica Corp.*..........        25,636
      1,600   Infospace, Inc.*............        21,690
        628   Integral Systems, Inc.*.....        12,485
      3,100   Intelidata Technologies
              Corp.*......................         9,476
      7,700   Interland, Inc. ............         7,538
      2,605   Internet Security
              Systems*....................        37,746

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      2,200   InterVoice, Inc.*...........  $     10,857
      7,048   Interwoven, Inc.*...........        15,647
        500   j2 Global Communications,
              Inc.*.......................        22,990
      4,506   Jack Henry & Associates,
              Inc. .......................        80,162
      6,756   JD Edwards & Co.*...........        96,813
      1,580   JDA Software Group, Inc.*...        17,680
      3,510   Keane, Inc.*................        47,841
     27,296   Keynote Systems, Inc.*......       286,062
      1,107   KFX, Inc.*..................         4,295
     11,261   Kronos, Inc.*...............       572,171
      3,200   Lawson Software, Inc.*......        24,864
      5,357   Legato Systems, Inc.*.......        44,945
     19,461   LendingTree, Inc. ..........       476,405
      1,400   Lionbridge Technologies*....         7,126
     57,351   Looksmart*..................       158,239
      3,994   Macromedia, Inc.*...........        84,034
      1,100   Magma Design Automation,
              Inc.*.......................        18,865
      1,313   Manhattan Associates,
              Inc.*.......................        34,099
        800   Mantech International
              Corp.*......................        15,344
      4,264   Manugistics Group, Inc.*....        17,525
      1,100   MAPICS, Inc.*...............         9,020
     67,732   Matrixone, Inc.*............       384,862
     29,401   Mentor Graphics Corp.*......       425,726
    218,618   Micromuse, Inc.*............     1,746,758
        980   Micros Systems, Inc. .......        32,320
        600   MicroStrategy, Inc.*........        21,836
      5,566   MPS Group, Inc.*............        38,294
     27,579   MRO Software, Inc.*.........       238,007
      1,491   MSC.Software Corp.*.........        10,049
        653   Nassda Corp.*...............         5,041
      1,905   National Instruments
              Corp.*......................        71,971
        600   Neoforma, Inc.*.............         6,552
      1,254   Net2Phone, Inc.*............         5,430
     23,310   Netegrity, Inc.*............       138,849

Shares                                         Value
--------------------------------------------------------
     87,877   Netiq Corp.*................  $  1,358,578
        342   Netratings, Inc.*...........         3,126
      1,196   Netscout Systems, Inc.*.....         6,423
      9,842   Network Associates, Inc.*...       124,797
      2,300   NIC, Inc.*..................         6,716
     23,567   Novell, Inc.*...............        72,586
     42,568   Nuance Communications,
              Inc.*.......................       212,057
      1,192   NYFIX, Inc.*................         7,569
     10,000   Openwave Systems, Inc.*.....        19,500
        885   Opnet Technologies, Inc.*...        10,788
      3,000   Opsware, Inc.*..............        12,048
     18,734   Overture Services, Inc.*....       339,647
     13,615   Parametric Technology
              Corp.*......................        41,526
      1,000   ParthusCeva, Inc.*..........         8,142
        442   Pec Solutions, Inc.*........         7,116
        200   Pegasystems, Inc.*..........         1,474
      4,606   Perot Systems Corp.*........        52,324
      7,900   Portal Software, Inc.*......        15,784
     21,817   PracticeWorks, Inc.*........       421,068
      2,192   Priority Healthcare
              Corp.*......................        40,662
     24,680   Progress Software Corp.*....       511,616
      1,480   ProQuest Co.*...............        38,184
      2,400   Pumatech, Inc.*.............         8,152
        138   Quality Systems, Inc.*......         3,794
      2,250   Quest Software, Inc.*.......        26,775
        850   Radiant Systems, Inc.*......         5,729
        967   Radisys Corp.*..............        12,764
      2,500   Raindance Communications,
              Inc. .......................         6,225
      5,500   RealNetworks, Inc.*.........        37,290
      7,273   Red Hat, Inc.*..............        55,057
      1,642   Register.com*...............         9,622
        725   Renaissance Learning,
              Inc.*.......................        15,878
      2,989   Retek, Inc.*................        19,130
      4,199   Reynolds & Reynolds Co.
              (The).......................       119,923

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
        862   Roxio, Inc.*................  $      5,767
      2,645   RSA Security, Inc.*.........        28,434
      4,310   S1 Corp.*...................        17,412
      8,116   Safeguard Scientifics,
              Inc.*.......................        21,913
        500   SafeNet, Inc.*..............        13,976
      1,600   SAFLINK Corp.*..............        10,390
        850   Sanchez Computer
              Associates*.................         4,420
      4,000   Sapient Corp.*..............        11,080
      3,000   ScanSoft, Inc.*.............        16,290
     37,724   Seachange International,
              Inc.*.......................       362,219
     44,297   Secure Computing Corp.*.....       390,550
    158,664   Seebeyond Technology
              Corp.*......................       366,514
     12,216   Serena Software, Inc.*......       255,070
        800   SM&A........................         9,079
      1,100   Sohu.com, Inc.*.............        37,538
      3,428   SonicWALL, Inc.*............        16,454
     25,035   SpeechWorks International,
              Inc.*.......................       112,623
        967   SPSS, Inc. .................        16,188
        438   SRA International, Inc.*
              Class A.....................        14,016
        600   SS&C Technologies, Inc.*....         9,570
     12,360   Startek, Inc.*..............       325,068
      1,100   Stellent, Inc.*.............         5,934
      1,600   SupportSoft, Inc.*..........        10,374
      5,950   Sybase, Inc.*...............        82,765
      1,417   SYKES Enterprises, Inc.*....         6,929
        528   Synplicity, Inc.*...........         2,761
     13,710   Syntel, Inc.*...............       215,658
      1,717   Systems & Computer
              Technology Corp.*...........        15,453
     50,835   Take-Two Interactive
              Software, Inc.*.............     1,440,664
        746   TALX Corp. .................        16,852
     65,331   THQ, Inc.*..................     1,175,958

Shares                                         Value
--------------------------------------------------------
      4,600   TIBCO Software, Inc.*.......  $     23,414
        800   Tier Technologies, Inc.*....         6,200
      4,922   Titan Corp.*................        50,647
      1,100   TradeStation Group, Inc.*...        11,275
      2,317   Transaction Systems
              Architects, Inc.*...........        20,760
      1,963   Trizetto Group*.............        11,857
      1,629   Tyler Technologies, Inc.*...         6,923
        413   Ulticom, Inc.*..............         3,924
      1,800   United Online, Inc.*........        45,612
      1,813   Vastera, Inc.*..............        10,824
        400   Verint Systems, Inc.*.......        10,164
      1,376   Verity, Inc.*...............        17,420
      5,700   Verso Technologies, Inc.*...        10,307
    121,947   Vignette Corp.*.............       253,650
      1,600   Vitria Technology, Inc.*....         9,168
     67,882   WatchGuard Technologies*....       312,178
     10,927   WebEx Communications,
              Inc.*.......................       152,461
      2,586   webMethods, Inc.*...........        21,024
      1,213   Websense, Inc.*.............        18,996
    338,564   Wind River Systems*.........     1,289,929
                                            ------------
                                              26,380,227
                                            ------------
TELEPHONE -- 0.0%
      2,800   NTL, Inc.*..................        95,440
                                            ------------
TRUCKING & FREIGHT FORWARDING -- 0.2%
      3,197   Airborne, Inc. .............        66,817
      4,427   CH Robinson Worldwide,
              Inc. .......................       157,424
      2,897   CNF, Inc. ..................        73,526
      2,105   EGL, Inc.*..................        31,996
        809   Forward Air Corp.*..........        20,524
      1,721   Hunt (JB) Transport
              Services, Inc.*.............        64,968
      3,693   Ryder System, Inc. .........        94,615
                                            ------------
                                                 509,870
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
TOBACCO -- 0.4%
      2,838   Dimon, Inc. ................  $     20,320
      5,400   RJ Reynolds Tobacco
              Holdings, Inc. .............       200,733
     19,469   Schweitzer-Mauduit
              International, Inc. ........       469,982
        770   Standard Commercial Corp. ..        13,090
      1,705   Universal Corp. ............        72,122
     28,133   Vector Group Ltd. ..........       492,327
                                            ------------
                                               1,268,574
                                            ------------
TOTAL COMMON STOCKS
  (Cost $275,208,971).....................   287,476,588
                                            ------------
DEPOSITORY RECEIPTS -- 0.2%
COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
     47,200   Chartered Semiconductor
              Manufacturing Ltd.* ADR.....       243,080
                                            ------------
FINANCIAL SERVICES -- 0.1%
     11,100   Amvescap Plc ADR                   155,178
                                            ------------
TOTAL DEPOSITORY RECEIPTS
  (Cost $346,968).........................       398,258
                                            ------------
Principal
Amount
---------
GOVERNMENT AND AGENCY SECURITIES -- 0.1%
$    10,000   U.S. Treasury Bills
              0.820%, 9/11/03.............         9,984
     20,000   U.S. Treasury Bills
              0.880%, 9/11/03.............        19,965
    160,000   U.S. Treasury Bills
              0.900%, 9/11/03.............       159,712
                                            ------------
                                                 189,661
                                            ------------

Principal
Amount                                         Value
--------------------------------------------------------
Other -- 0.0%
$   200,000   United States Treasury Bills
              0.880%, 9/4/03..............  $    199,682
                                            ------------
TOTAL GOVERNMENT AND AGENCY SECURITIES
  (Cost $389,345).........................
                                                 389,343
                                            ------------
Shares
------
SHORT TERM INVESTMENTS -- 27.6%
Collateral for Securities on Loan -- 21.8%
 65,985,463   State Street Navigator
              Securities Lending Prime
              Portfolio, 1.14%(a).........    65,985,463
                                            ------------
Other -- 5.8%
 17,442,048   Goldman Sachs Prime
              Obligations Fund 1.01%......    17,442,048
                                            ------------
                                              17,442,048
                                            ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $83,427,511)......................    83,427,511
                                            ------------
TOTAL INVESTMENTS -- 123.1%
  (Cost $359,372,795).....................   371,691,700
                                            ------------
Other liabilities in excess of
assets -- (23.1)%                            (69,725,011)
                                            ------------
NET ASSETS -- 100.0%                        $301,966,689
                                            ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:
ADR -- American Depository Receipts
REIT -- Real Estate Investment Trust
*  -- Non-income producing security
(a) -- Represents investments of security lending collateral

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2003 (Unaudited)

Shares                                         Value
--------------------------------------------------------
COMMON STOCKS -- 96.5%
AEROSPACE & DEFENSE -- 1.1%
     16,900   Boeing Co. .................  $    580,008
     14,095   General Dynamics Corp. .....     1,021,887
      2,300   Goodrich Corp. .............        48,300
     17,300   Honeywell International,
              Inc. .......................       464,505
      9,000   Lockheed Martin Corp. ......       428,130
      3,678   Northrop Grumman Corp. .....       317,375
     11,900   Precision Castparts
              Corp. ......................       370,090
     35,000   Raytheon Co. ...............     1,149,400
      3,500   Rockwell Collins, Inc. .....        86,205
     19,000   United Technologies
              Corp. ......................     1,345,770
                                            ------------
                                               5,811,670
                                            ------------
AIRLINES -- 0.2%
     60,900   Continental Airlines,
              Inc.*.......................       911,673
      2,500   Delta Air Lines, Inc. ......        36,700
     15,350   Southwest Airlines Co. .....       264,020
                                            ------------
                                               1,212,393
                                            ------------
APPAREL & TEXTILES -- 0.1%
      2,700   Jones Apparel Group,
              Inc.*.......................        79,002
      2,100   Liz Claiborne, Inc. ........        74,025
      5,300   Nike, Inc. .................       283,497
      1,300   Reebok International,
              Ltd.*.......................        43,719
      2,300   V. F. Corp. ................        78,131
                                            ------------
                                                 558,374
                                            ------------
AUTOMOTIVE -- 0.8%
      5,000   American Axle &
              Manufacturing Holdings*.....       119,500
      1,300   Cooper Tire & Rubber Co. ...        22,867
     25,400   Dana Corp. .................       293,624
     11,000   Delphi Corp. ...............        94,930
     36,253   Ford Motors Co. ............       398,420
     11,367   General Motors Corp. .......       409,212
      3,200   Goodyear Tire & Rubber......        16,800
      6,000   Harley-Davidson, Inc. ......       239,160
      9,800   Johnson Controls, Inc. .....       838,880

Shares                                         Value
--------------------------------------------------------
     44,800   Lear Corp.*.................  $  2,061,696
      2,186   Visteon Corp. ..............        15,018
                                            ------------
                                               4,510,107
                                            ------------
BANKING -- 9.4%
      7,200   AmSouth Bancorporation......       157,248
     84,771   Bank of America Corp. ......     6,699,452
     72,400   Bank of New York Co., Inc.
              (The).......................     2,081,500
    243,700   Bank One Corp. .............     9,060,766
      9,315   BB & T Corp. ...............       319,504
      4,427   Charter One Financial,
              Inc. .......................       138,034
      3,400   Comerica, Inc. .............       158,100
     21,949   Commerce Bancshares, Inc. ..       854,914
     42,891   Fifth Third Bancorp. .......     2,459,370
      2,500   First Tennessee National
              Corp. ......................       109,775
     21,044   FleetBoston Financial
              Corp. ......................       625,217
     53,800   Golden West Financial
              Corp. ......................     4,304,538
     30,900   Hibernia Corp. .............       561,144
      4,960   Huntington Bancshares,
              Inc. .......................        96,819
     91,900   KeyCorp.....................     2,322,313
      4,400   Marshall & Ilsley Corp. ....       134,552
      8,600   Mellon Financial Corp. .....       238,650
     12,100   National City Corp. ........       395,791
      3,200   North Fork Bancorp, Inc. ...       108,992
      4,400   Northern Trust Corp. .......       183,876
     42,300   PNC Financial Services
              Group, Inc. ................     2,064,663
      4,400   Regions Financial Corp. ....       148,632
      6,900   SouthTrust Corp. ...........       187,680
      5,600   SunTrust Banks, Inc. .......       332,304
      6,300   Synovus Financial Corp. ....       135,450
      4,050   Union Planters Corp. .......       125,672
     73,300   Unionbancal Corp. ..........     3,032,421
     38,717   US Bancorp Del. ............       948,566
     94,400   Wachovia Corp. .............     3,772,224
     18,950   Washington Mutual, Inc. ....       782,635

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
    182,850   Wells Fargo Co. ............  $  9,215,640
      1,900   Zions Bancorporation........        96,159
                                            ------------
                                              51,852,601
                                            ------------
BUILDING MATERIALS -- 0.4%
      1,400   American Standard Cos.,
              Inc.*.......................       103,502
      1,000   Crane Co. ..................        22,630
     84,800   Masco Corp. ................     2,022,480
                                            ------------
                                               2,148,612
                                            ------------
BUSINESS SERVICES -- 1.1%
      6,700   Alliance Data Systems
              Corp.*......................       156,780
      4,300   Allied Waste Industries,
              Inc.*.......................        43,215
      3,600   Apollo Group, Inc. .........       222,336
     12,100   Automatic Data Processing,
              Inc. .......................       409,706
      2,200   Avery Dennison Corp. .......       110,440
    120,400   Cendant Corp.*..............     2,205,728
     23,900   Checkfree Corp.*............       665,376
      3,500   Cintas Corp. ...............       124,040
      9,800   Concord Efs, Inc.*..........       144,256
      3,700   Convergys Corp.*............        59,200
      1,100   Deluxe Corp. ...............        49,280
      2,900   Equifax, Inc. ..............        75,400
     15,100   First Data Corp. ...........       625,744
      3,900   Fiserv, Inc.*...............       138,879
      3,600   H & R Block, Inc............       155,700
      2,100   Monster Worldwide, Inc.*....        41,433
      7,600   Paychex, Inc. ..............       222,756
      4,800   Pitney Bowes, Inc. .........       184,368
      2,200   R. R. Donnelley & Sons
              Co. ........................        57,508
      3,200   Robert Half International,
              Inc.*.......................        60,608
      2,700   Sabre Holdings Corp. .......        66,555
     11,798   Waste Management, Inc. .....       284,214
                                            ------------
                                               6,103,522
                                            ------------

Shares                                         Value
--------------------------------------------------------
CHEMICALS -- 1.4%
      4,700   Air Products & Chemicals,
              Inc. .......................  $    195,520
     68,238   Dow Chemical Co. ...........     2,112,649
     65,000   Du Pont (E. I.) De Nemours &
              Co. ........................     2,706,600
      1,600   Eastman Chemical Co. .......        50,672
      5,200   Ecolab, Inc. ...............       133,120
      2,500   Engelhard Corp. ............        61,925
        900   Great Lakes Chemical
              Corp. ......................        18,360
      2,000   Hercules, Inc.*.............        19,800
      1,700   International Flavours &
              Fragments, Inc. ............        54,281
      5,111   Monsanto Co. ...............       110,602
      3,300   PPG Industries, Inc. .......       167,442
      3,200   Praxair, Inc. ..............       192,320
     55,600   Rohm & Haas Co. ............     1,725,268
      1,400   Sigma-Aldrich Corp. ........        75,852
                                            ------------
                                               7,624,411
                                            ------------
COMMUNICATION SERVICES -- 10.7%
      6,300   Alltel Corp. ...............       303,786
    582,072   AOL Time Warner*............     9,365,538
     96,052   AT & T Corp. ...............     1,849,001
     55,038   AT & T Wireless Services,
              Inc.*.......................       451,862
     37,100   Bellsouth Corp. ............       987,973
      2,700   Centurytel, Inc. ...........        94,095
     79,500   Citizens Communications
              Co.*........................     1,024,755
     12,400   Clear Channel
              Communications*.............       525,636
     55,188   Comcast Corp. Class A.......     1,665,574
    167,900   Comcast Corp. Special Class
              A*..........................     4,840,557
    199,900   Disney Walt Co. ............     3,948,025
      1,700   Dow Jones & Co., Inc. ......        73,151
     24,600   Gannett, Inc. ..............     1,889,526

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
    147,200   Interactivecorp*............  $  5,824,704
      7,400   Interpublic Group of Cos,
              Inc. .......................        99,012
      1,700   Knight Ridder, Inc. ........       117,181
     26,400   Lamar Advertising Co.*......       929,544
    480,520   Liberty Media Corp.*........     5,554,811
      3,900   McGraw Hill Cos, Inc. ......       241,800
      1,000   Meredith Corp. .............        44,000
      3,000   New York Times Co. .........       136,500
     20,400   Nextel Communications,
              Inc.*.......................       368,832
      3,800   Omnicom Group...............       272,460
    556,324   Qwest Communications
              International, Inc. ........     2,659,229
    110,301   SBC Communications, Inc. ...     2,818,191
     81,100   Sprint Corp. ...............     1,167,840
     20,600   Sprint Corp.*. .............       118,450
      6,320   Tribune Co. ................       305,256
      4,600   Univision Communications*...       139,840
    175,221   Verizon Communications......     6,912,468
    100,886   Viacom, Inc.*...............     4,404,683
                                            ------------
                                              59,134,280
                                            ------------
COMPUTERS & BUSINESS EQUIPMENT -- 9.2%
     15,500   ADC Telecommunications,
              Inc.*.......................        36,084
      6,900   Advanced Micro Devices,
              Inc.*.......................        44,229
      7,900   Altera Corp.*...............       129,560
      7,200   Analog Devices*.............       250,704
      2,100   Andrew Corp.*...............        19,320
      7,600   Apple Computer, Inc.*.......       145,312
     99,800   Applied Materials, Inc.*....     1,582,828
      6,700   Applied Micro Circuits
              Corp.*......................        40,535
      6,841   Avaya, Inc.*................        44,193
      5,400   Broadcom Corp.*.............       134,514
      8,500   Ciena Corp.*................        44,115
    409,318   Cisco Systems, Inc. ........     6,831,517
      3,700   Comverse Technology,
              Inc.*.......................        55,611

Shares                                         Value
--------------------------------------------------------
     25,900   Corning, Inc.*..............  $    191,401
    158,387   Dell Computer Corp.*........     5,062,049
     43,400   EMC Corp.*..................       454,398
      5,200   Gateway, Inc.*..............        18,980
    204,687   Hewlett Packard Co. ........     4,359,833
    383,731   Intel Corp. ................     7,975,465
    107,850   International Business
              Machines Corp. .............     8,897,625
     33,900   Intersil Corp.*.............       902,079
     27,800   JDS Uniphase Corp.*.........        97,578
      3,800   KLA Tencor Corp.*...........       176,662
      2,600   Lexmark International,
              Inc.*.......................       184,002
     53,800   Linear Technology Corp......     1,732,898
      6,700   LSI Logic Corp.*............        47,436
     82,768   Lucent Technologies,
              Inc.*.......................       168,019
      6,400   Maxim Integrated Products,
              Inc. .......................       218,816
     56,300   Maxtor Corp.*...............       421,039
     12,500   Micron Technology, Inc.*....       145,375
    134,100   Motorola, Inc. .............     1,264,563
      3,400   National Semiconductor
              Corp.*......................        67,048
      2,000   NCR Corp.*..................        51,240
      6,600   Network Appliance, Inc.*....       106,986
      3,100   Novellus Systems, Inc.*.....       113,525
      3,000   Nvidia Corp.*...............        69,030
      3,100   Pmc Sierra, Inc.*...........        36,363
      1,800   Qlogic Corp.*...............        86,994
     15,800   Qualcomm, Inc. .............       564,850
      3,100   Scientific Atlanta, Inc. ...        73,904
     65,800   Sun Microsystems, Inc.*.....       302,680
      7,600   Tellabs, Inc.*..............        49,932
      3,500   Teradyne, Inc.*.............        60,585
    208,600   Texas Instruments, Inc. ....     3,671,360
    127,500   Xerox Corp.*................     1,350,225
     91,800   Xilinx, Inc.*...............     2,323,458
                                            ------------
                                              50,604,920
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
CONGLOMERATES -- 3.2%
     18,300   3M Co. .....................  $  2,360,334
    504,467   General Electric Co. .......    14,468,114
      2,800   Textron, Inc. ..............       109,256
     39,935   Tyco International, Ltd. ...       757,966
                                            ------------
                                              17,695,670
                                            ------------
CONSTRUCTION MATERIALS -- 0.0%
      1,900   Vulcan Materials Co. .......        70,433
                                            ------------
CONSTRUCTION & MINING EQUIPMENT -- 0.4%
      6,864   Baker Hughes, Inc. .........       230,424
      3,200   BJ Services Co.*............       119,552
      1,600   Fluor Corp. ................        53,824
     47,100   Halliburton Co. ............     1,083,300
        600   Mcdermott International,
              Inc.*.......................         3,798
      2,800   Nabors Industries, Ltd.*....       110,740
      2,800   Noble Corp.*................        96,040
      2,000   Rowan Cos, Inc. ............        44,800
     11,800   Schlumberger, Ltd. .........       561,326
      6,500   Transocean, Inc. ...........       142,805
                                            ------------
                                               2,446,609
                                            ------------
CONTAINERS & PACKAGING -- 0.1%
      1,200   Ball Corp. .................        54,612
      1,100   Bemis, Inc. ................        51,480
      3,400   Pactiv Corp.*...............        67,014
      1,600   Sealed Air Corp.*...........        76,256
      1,100   Temple Inland, Inc. ........        47,201
                                            ------------
                                                 296,563
                                            ------------
COSMETICS & PERSONAL CARE -- 1.0%
     13,700   Alberto-Culver Co. .........       700,070
      4,700   Avon Products, Inc. ........       292,340
    150,900   Gillette Co. ...............     4,807,674
                                            ------------
                                               5,800,084
                                            ------------

Shares                                         Value
--------------------------------------------------------
DOMESTIC OIL -- 4.9%
      1,800   Amerada Hess Corp. .........  $     88,524
      4,937   Anadarko Pete Corp. ........       219,548
      3,240   Apache Corp. ...............       210,794
      1,200   Ashland, Inc. ..............        36,816
      4,100   Burlington Resources,
              Inc. .......................       221,687
     39,383   Chevrontexaco Corp. ........     2,843,452
     44,632   ConocoPhillips..............     2,445,834
      4,600   Devon Energy Corp. .........       245,640
     11,721   El Paso Corp. ..............        94,706
      2,200   Eog Resources, Inc. ........        92,048
    554,059   Exxon Mobil Corp. ..........    19,896,259
      1,900   Kerr-Mcgee Corp. ...........        85,120
      6,400   Marathon Oil Corp. .........       168,640
      7,500   Occidental Petroleum
              Corp. ......................       251,625
      1,400   Sunoco, Inc. ...............        52,836
      5,200   Unocal Corp. ...............       149,188
                                            ------------
                                              27,102,717
                                            ------------
DRUGS & HEALTH CARE -- 13.1%
     61,652   Abbott Labs.................     2,697,892
      3,000   Aetna, Inc. ................       180,600
      2,600   Allergan, Inc. .............       200,460
     10,866   Amerisourcebergen Corp. ....       753,557
    138,147   Amgen, Inc.*................     9,178,487
      2,900   Anthem, Inc.*...............       223,735
      4,400   Applera Corp-Applied
              Biosystems Group............        83,732
      1,200   Bausch & Lomb, Inc. ........        45,000
     11,800   Baxter International,
              Inc. .......................       306,800
     18,000   Becton Dickinson & Co. .....       699,300
      2,900   Biogen, Inc.*...............       110,200
      5,200   Biomet, Inc. ...............       149,032
      8,264   Boston Scientific Corp.*....       504,930
     39,087   Bristol Myers Squibb Co. ...     1,061,212
      1,000   C.R. Bard, Inc. ............        71,310
      9,050   Cardinal Health, Inc. ......       581,915

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      3,800   Chiron Corp. ...............  $    166,136
      2,800   Cigna Corp. ................       131,432
    118,487   Eli Lilly & Co. ............     8,172,048
      7,200   Forest Labs, Inc.*..........       394,200
     48,300   Genentech, Inc.*............     3,483,396
      4,300   Genzyme Corp. -- General
              Division*...................       179,740
      6,100   Guidant Corp. ..............       270,779
     10,100   HCA, Inc. ..................       323,604
      4,900   Health Management
              Association.................        90,405
      3,100   Humana, Inc.*...............        46,810
      4,723   IMS Health, Inc. ...........        84,967
    167,517   Johnson & Johnson...........     8,660,629
      4,866   King Pharmaceuticals,
              Inc.*.......................        71,822
      1,600   Manor Care, Inc.*...........        40,016
     58,100   Mckesson Corp. .............     2,076,494
      5,100   Medimmune, Inc.*............       185,487
     66,600   Medtronic, Inc. ............     3,194,802
    107,294   Merck & Co, Inc. ...........     6,496,652
    463,701   Pfizer, Inc. ...............    15,835,389
      2,200   Quest Diagnostics, Inc.*....       140,360
      2,000   Quintiles Transnational
              Corp.*......................        28,380
    134,300   Schering Plough Corp........     2,497,980
      3,600   St. Jude Medical, Inc.*.....       207,000
      4,100   Stryker Corp. ..............       284,417
      9,700   Tenet Healthcare Corp.*.....       113,005
     12,008   UnitedHealth Group, Inc. ...       603,402
      2,000   Watson Pharmaceuticals,
              Inc.*.......................        80,740
      3,000   Wellpoint Health Networks,
              Inc.*.......................       252,900
     26,764   Wyeth.......................     1,219,100
      3,940   Zimmer Holdings, Inc.*......       177,497
                                            ------------
                                              72,357,751
                                            ------------

Shares                                         Value
--------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.1%
      3,700   American Power Conversion
              Corp. ......................  $     57,683
      2,000   Cooper Industries, Ltd. ....        82,600
      8,462   Emerson Electric Co. .......       432,408
      3,900   Molex, Inc. ................       105,261
      1,000   Power One, Inc.*............         7,150
      3,500   Rockwell Automation,
              Inc. .......................        83,440
      1,000   Thomas & Betts Corp.*.......        14,450
                                            ------------
                                                 782,992
                                            ------------
ELECTRIC UTILITIES -- 3.0%
      2,100   Allegheny Energy, Inc. .....        17,745
      3,300   Ameren Corp. ...............       145,530
      7,800   American Electric Pwr,
              Inc. .......................       232,674
     53,200   Cinergy Corp. ..............     1,957,228
      2,400   CMS Energy Corp. ...........        19,440
      4,400   Consolidated Edison,
              Inc. .......................       190,432
      3,400   Constellation Energy Group,
              Inc. .......................       116,620
     44,700   Dominion Resources, Inc. ...     2,872,869
      3,466   DTE Energy Co. .............       133,926
      6,800   Edison International*.......       111,724
      4,500   Entergy Corp................       237,510
     66,587   Exelon Corp.................     3,982,569
      6,093   Firstenergy Corp............       234,276
     30,100   FPL Group, Inc..............     2,012,185
      8,000   PG&E Corp.*.................       169,200
     32,100   Pinnacle West Capital
              Corp. ......................     1,202,145
     39,000   PPL Corp. ..................     1,677,000
      4,858   Progress Energy, Inc. ......       213,266
      4,500   Public Services Enterprise
              Group.......................       190,125
     14,600   Southern Co. ...............       454,936
      3,200   Teco Energy, Inc. ..........        38,368

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      6,366   TXU Corp. ..................  $    142,917
      8,060   Xcel Energy, Inc. ..........       121,222
                                            ------------
                                              16,473,907
                                            ------------
ELECTRONICS -- 0.2%
      9,566   Agilent Technologies,
              Inc.*.......................       187,015
      3,900   Jabil Circuit, Inc.*........        86,190
      1,100   Millipore Corp. ............        48,807
      2,300   PerkinElmer, Inc. ..........        31,763
     10,200   Sanmina-SCI Corp.*..........        64,362
     15,500   Solectron Corp.*............        57,970
      4,350   Symbol Technologies,
              Inc. .......................        56,594
      1,500   Tektronix, Inc.*............        32,400
     33,600   Thermo Electron Corp.*......       706,272
      2,400   Waters Corp.*...............        69,912
                                            ------------
                                               1,341,285
                                            ------------
FINANCIAL SERVICES -- 9.3%
    140,300   American Express Co. .......     5,865,943
     15,000   Bear Stearns Cos., Inc. ....     1,086,300
     23,900   Capital One Financial
              Corp. ......................     1,175,402
     26,700   Charles Schwab Corp. .......       269,403
    103,510   Citigroup, Inc. ............     4,430,228
     17,900   Countrywide Financial
              Corp. ......................     1,245,303
     80,800   Federal Home Loan Mortgage
              Corp. ......................     4,102,216
     84,224   Federal National Mortgage
              Association.................     5,680,067
      2,200   Federated Investors,
              Inc. .......................        60,324
      5,100   Franklin Resources, Inc. ...       199,257
     50,700   Goldman Sachs Group Inc. ...     4,246,125
     40,841   J. P. Morgan Chase & Co. ...     1,395,945
      5,000   Janus Capital Group,
              Inc. .......................        82,000
     32,800   Legg Mason, Inc. ...........     2,130,360
     41,800   Lehman Brothers Holdings,
              Inc. .......................     2,778,864
     73,500   MBNA Corp. .................     1,531,740
    202,100   Merrill Lynch & Co.,
              Inc. .......................     9,434,028

Shares                                         Value
--------------------------------------------------------
      3,000   Moody's Corp. ..............  $    158,130
    106,900   Morgan Stanley Dean Witter &
              Co. ........................     4,569,975
      6,500   Principal Financial Group...       209,625
      5,300   Providian Financial
              Corp.*......................        49,078
      9,300   SLM Corp. ..................       364,281
      6,600   State Street Corp. .........       260,040
      2,300   T Rowe Price Group, Inc. ...        86,825
                                            ------------
                                              51,411,459
                                            ------------
FOOD & BEVERAGES -- 4.9%
     16,800   Anheuser-Busch Co., Inc. ...       857,640
     12,945   Archer Daniels Midland
              Co. ........................       166,602
      1,200   Brown Forman Corp. .........        94,344
      8,200   Campbell Soup Co. ..........       200,900
    138,017   Coca Cola Co. ..............     6,405,369
      9,000   Coca Cola Enterprises,
              Inc. .......................       163,350
     10,690   Conagra, Inc. ..............       252,284
     53,300   Constellation Brands,
              Inc.*.......................     1,673,620
        800   Coors (Adolph)..............        39,184
     51,987   General Mills, Inc. ........     2,464,704
      7,100   H.J. Heinz Co. .............       234,158
     24,800   Hershey Foods Corp. ........     1,727,568
      8,100   Kellogg Co. ................       278,397
     73,100   Kraft Foods, Inc. ..........     2,379,405
      2,900   McCormick & Co, Inc. .......        78,880
      5,500   Pepsi Bottling Group,
              Inc. .......................       110,110
    117,399   Pepsico, Inc. ..............     5,224,255
     15,859   Sara Lee Corp. .............       298,308
     74,500   William Wrigley Jr. Co. ....     4,189,135
                                            ------------
                                              26,838,213
                                            ------------
FOREST PRODUCTS -- 0.0%
      3,700   Plum Creek Timber Co.,
              Inc. .......................        96,015
                                            ------------
GAS & PIPELINE UTILITIES -- 0.4%
     12,900   AES Corp.*..................        81,915
      7,800   Calpine Corp. ..............        51,480
      6,100   Centerpoint Energy, Inc. ...        49,715

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     18,310   Duke Energy Co. ............  $    365,285
      7,900   Dynegy, Inc. ...............        33,180
      3,200   Keyspan Corp. ..............       113,440
     16,700   Kinder Morgan, Inc. ........       912,655
      6,459   Mirant Corp.*...............        18,731
      1,000   Nicor, Inc. ................        37,110
      5,084   Nisource, Inc. .............        96,596
        600   Peoples Energy Corp. .......        25,734
      4,300   Sempra Energy...............       122,679
     10,100   Williams Cos., Inc. ........        79,790
                                            ------------
                                               1,988,310
                                            ------------
HOUSEHOLD PRODUCTS -- 1.5%
      4,500   Clorox Co. .................       191,925
     10,800   Colgate Palmolive Co. ......       625,860
     10,300   Kimberly Clark Corp. .......       537,042
     75,193   Procter & Gamble Co. .......     6,705,712
                                            ------------
                                               8,060,539
                                            ------------
HOTELS & RESTAURANTS -- 0.4%
     12,800   Carnival Corp. .............       416,128
      3,250   Darden Restaurants, Inc. ...        61,685
      2,100   Harrahs Entertainment,
              Inc.*.......................        84,504
      7,700   Hilton Hotels Corp. ........        98,483
      1,700   International Game
              Technology..................       173,961
      4,600   Marriott International......       176,732
     25,500   McDonalds Corp. ............       562,530
      8,000   Starbucks Corp.*............       196,160
      4,100   Starwood Hotels & Resorts...       117,219
      2,300   Wendys International,
              Inc. .......................        66,631
      6,100   Yum! Brands, Inc.*..........       180,316
                                            ------------
                                               2,134,349
                                            ------------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS -- 0.3%
      1,200   American Greetings Corp.*...        23,568
      1,500   Black & Decker Corp. .......        65,175
      1,200   Centex Corp. ...............        93,348

Shares                                         Value
--------------------------------------------------------
     12,400   D.R. Horton, Inc. ..........  $    348,440
      3,000   Fortune Brands, Inc. .......       156,600
        900   KB Home.....................        55,782
      3,700   Leggett & Platt, Inc. ......        75,850
      1,500   Maytag Corp. ...............        36,630
      5,600   Newell Rubbermaid, Inc. ....       156,800
      1,200   Pulte Homes, Inc. ..........        73,992
      1,000   Snap-On, Inc. ..............        29,030
      1,700   Stanley Works...............        46,920
     12,300   Toll Brothers, Inc.*........       348,213
      1,000   Tupperware Corp. ...........        14,360
      1,300   Whirlpool Corp. ............        82,810
                                            ------------
                                               1,607,518
                                            ------------
INDUSTRIAL MACHINERY -- 0.7%
     14,500   Caterpillar, Inc. ..........       807,070
        700   Cummins, Inc. ..............        25,123
      3,100   Danaher Corp. ..............       210,955
      4,900   Deere & Co. ................       223,930
      4,200   Dover Corp. ................       125,832
      1,500   Eaton Corp. ................       117,915
      6,100   Illinois Tool Works,
              Inc. .......................       401,685
      3,300   Ingersoll-Rand Co. .........       156,156
     23,500   ITT Industries, Inc. .......     1,538,310
      1,300   Navistar International*.....        42,419
      2,400   Paccar, Inc. ...............       162,144
      2,500   Pall Corp. .................        56,250
      2,300   Parker Hannifin Corp. ......        96,577
                                            ------------
                                               3,964,366
                                            ------------
INSURANCE -- 5.7%
      5,435   Ace, Ltd. ..................       186,366
     10,165   AFLAC, Inc. ................       312,574
     14,100   Allstate Corp. .............       502,665
     32,900   AMBAC Financial Group,
              Inc. .......................     2,179,625
    192,990   American International
              Group, Inc. ................    10,649,188

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      6,200   Aon Corp. ..................  $    149,296
      2,315   Berkshire Hathaway, Inc.*...     5,625,450
      3,819   Chubb Corp.*................       229,140
      3,100   Cincinnati Financial
              Corp. ......................       114,979
      5,561   Hartford Financial Services
              Group.......................       280,052
      3,000   Jefferson Pilot Corp. ......       124,380
      6,000   John Hancock Financial
              Services....................       184,380
      3,712   Lincoln National Corp. .....       132,259
      3,700   Loews Corp. ................       174,973
     10,800   Marsh & McLennan Cos.,
              Inc. .......................       551,556
     81,654   MBIA, Inc. .................     3,980,632
     15,300   Metlife, Inc. ..............       433,296
      1,900   MGIC Investment Corp. ......        88,616
      4,300   Progressive Corp. (The).....       314,330
     11,172   Prudential Financial,
              Inc. .......................       375,938
      2,700   Safeco Corp. ...............        95,256
     65,400   St. Paul Cos., Inc. (The)...     2,387,754
      2,500   Torchmark, Inc. ............        93,125
     19,875   Travelers Property Casualty
              Corp. ......................       313,429
      5,800   UnumProvident Corp. ........        77,778
     19,600   XL Capital, Ltd. ...........     1,626,800
                                            ------------
                                              31,183,837
                                            ------------
LEISURE TIME -- 0.2%
      1,800   Brunswick Corp. ............        45,036
     29,400   Eastman Kodak Co. ..........       804,090
      3,200   Hasbro, Inc. ...............        55,968
      8,700   Mattel, Inc. ...............       164,604
                                            ------------
                                               1,069,698
                                            ------------
MINING -- 0.5%
     78,500   Alcoa, Inc. ................     2,001,750
      1,400   Allegheny Technologies,
              Inc. .......................         9,240
      2,800   Freeport McMoran Copper &
              Gold........................        68,600

Shares                                         Value
--------------------------------------------------------
      8,100   Newmont Mining Corp. .......  $    262,926
      1,600   Nucor Corp. ................        78,160
      1,900   Phelps Dodge Corp.*.........        72,846
      2,000   United States Steel
              Corp. ......................        32,740
      1,900   Worthington Industries,
              Inc. .......................        25,460
                                            ------------
                                               2,551,722
                                            ------------
MISCELLANEOUS -- 0.0%
      3,500   Genuine Parts Co. ..........       112,035
      1,900   W.W. Grainger, Inc. ........        88,844
                                            ------------
                                                 200,879
                                            ------------
PAPER -- 0.7%
      1,100   Boise Cascade Corp. ........        26,290
     50,100   Bowater, Inc. ..............     1,876,245
      5,261   Georgia Pacific Corp. ......        99,696
      9,494   International Paper Co. ....       339,221
      2,000   Louisiana-Pacific Corp.*....        21,680
      4,052   Meadwestvaco Corp. .........       100,084
     23,600   Weyerhaeuser Co. ...........     1,274,400
                                            ------------
                                               3,737,616
                                            ------------
RAILROADS & EQUIPMENT -- 0.3%
      7,600   Burlington Northern Santa
              Fe..........................       216,144
     21,300   Canadian National Railway
              Co. ........................     1,027,938
      4,300   CSX Corp. ..................       129,387
      8,000   Norfolk Southern Corp. .....       153,600
      5,100   Union Pacific Corp. ........       295,902
                                            ------------
                                               1,822,971
                                            ------------
REAL ESTATE -- 1.0%
      2,000   Apartment Investment &
              Management Co. REIT.........        69,200
      8,200   Equity Office Properties
              Trust REIT..................       221,482
      5,400   Equity Residential REIT.....       140,130
     30,500   General Growth Properties
              REIT........................     1,904,420

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     47,750   Kimco Realty Corp. REIT.....  $  1,809,725
     32,700   Public Storage, Inc. REIT...     1,107,549
      3,800   Simon Property Group, Inc.
              REIT........................       148,314
                                            ------------
                                               5,400,820
                                            ------------
RETAIL GROCERY -- 0.5%
      7,300   Albertsons, Inc. ...........       140,160
      7,800   CVS Corp. ..................       218,634
     15,185   Kroger Co.*.................       253,286
      8,600   Safeway, Inc.*..............       175,956
     35,700   Supervalu, Inc. ............       761,124
     12,900   Sysco Corp. ................       387,516
     20,500   Walgreen Co. ...............       617,050
      2,600   Winn Dixie Stores, Inc. ....        32,006
                                            ------------
                                               2,585,732
                                            ------------
RETAIL TRADE -- 4.6%
      5,600   Autonation, Inc.*...........        88,032
      1,900   Autozone, Inc.*.............       144,343
      5,900   Bed Bath & Beyond, Inc.*....       228,979
      6,500   Best Buy Co., Inc.*.........       285,480
      2,000   Big Lots, Inc.*.............        30,080
      3,600   Circuit City Stores,
              Inc. .......................        31,680
     50,621   Costco Wholesale Corp.*.....     1,852,729
      1,300   Dillards, Inc. .............        17,511
      6,450   Dollar General Corp. .......       117,777
      6,400   EBAY, Inc.*.................       666,752
      3,400   Family Dollar Stores........       129,710
     19,600   Federated Department Stores,
              Inc. .......................       722,260
     18,100   Gap, Inc. ..................       339,556
    183,276   Home Depot, Inc. ...........     6,070,101
      5,500   J.C. Penney Co., Inc.
              (Holding Co.)...............        92,675
      6,700   Kohls Corp.*................       344,246
     10,200   Limited Brands, Inc. .......       158,100
     15,600   Lowes Cos., Inc. ...........       670,020

Shares                                         Value
--------------------------------------------------------
      5,800   May Department Stores Co. ..  $    129,108
      2,900   Nordstrom, Inc. ............        56,608
      5,800   Office Depot, Inc.*.........        84,158
      3,200   Radioshack Corp. ...........        84,192
      6,357   Sears Roebuck & Co. ........       213,849
      3,100   Sherwin Williams Co. .......        83,328
      9,600   Staples, Inc.*..............       176,160
     45,800   Target Corp. ...............     1,733,072
      2,782   Tiffany & Co. ..............        90,916
     10,500   TJX Cos, Inc. ..............       197,820
      4,300   Toys 'R' Us, Inc.*..........        52,116
    191,290   Wal-Mart Stores, Inc. ......    10,266,534
                                            ------------
                                              25,157,892
                                            ------------
SOFTWARE -- 3.5%
      4,700   Adobe Systems, Inc. ........       150,729
      2,300   Autodesk, Inc. .............        37,168
      4,800   BMC Software, Inc.*.........        78,384
      3,300   Citrix Systems, Inc.*.......        67,188
     11,400   Computer Associates
              International, Inc. ........       253,992
      3,800   Computer Sciences Corp.*....       144,856
      7,000   Compuware Corp.*............        40,390
      2,900   Electronic Arts, Inc.*......       214,571
      9,500   Electronic Data Systems
              Corp. ......................       203,775
      4,100   Intuit, Inc.*...............       182,573
      1,600   Mercury Interactive
              Corp.*......................        61,776
    502,996   Microsoft Corp. ............    12,881,728
      7,700   Novell, Inc.*...............        23,716
    261,100   Oracle Corp.*...............     3,138,422
      3,800   Parametric Technology
              Corp.*......................        11,590
      6,500   Peoplesoft, Inc.*...........       114,335
     10,100   Siebel Systems, Inc.*.......        96,354
      5,700   Sungard Data Systems,
              Inc.*.......................       147,687
      3,000   Symantec Corp.*.............       131,580
      6,300   Unisys Corp.*...............        77,364

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2003 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     33,900   Verisign, Inc.*.............  $    468,837
      8,400   Veritas Software Corp.*.....       240,828
     12,200   Yahoo, Inc.*................       399,672
                                            ------------
                                              19,167,515
                                            ------------
TRUCKING & FREIGHT FORWARDING -- 0.5%
     24,800   Fedex Corp. ................     1,538,344
      1,300   Ryder Systems, Inc. ........        33,306
     22,564   United Parcel Service.......     1,437,327
                                            ------------
                                               3,008,977
                                            ------------
TOBACCO -- 1.1%
    127,669   Altria Group, Inc. .........     5,801,279
      1,600   R.J. Reynolds Tobacco
              Holdings....................        59,536
      3,400   UST, Inc. ..................       119,102
                                            ------------
                                               5,979,917
                                            ------------
TOTAL COMMON STOCKS
  (Cost $561,628,652).....................   531,897,246
                                            ------------
DEPOSITORY RECEIPTS -- 1.2%
DOMESTIC OIL -- 1.2%
     76,800   Royal Dutch Petroleum NY
              Shares......................     3,580,416
     43,300   Total SA ADR................     3,282,140
                                            ------------
                                               6,862,556
                                            ------------
TOTAL DEPOSITORY RECEIPTS
  (Cost $6,273,408).......................     6,862,556
                                            ------------
MUTUAL FUNDS -- 0.9%
    125,000   Ishares Russel 1000 Growth
              ETF.........................     5,131,250
                                            ------------
TOTAL MUTUAL FUNDS
  (Cost $4,961,890).......................     5,131,250
                                            ------------
Principal
Amount                                         Value
--------------------------------------------------------
GOVERNMENT AND AGENCY SECURITIES -- 0.1%
$   280,000   U.S. Treasury Bills
              0.900%, 9/11/03.............  $    279,496
    165,000   U. S. Treasury Bills
              1.010%, 8/21/03.............       164,764
     50,000   U. S. Treasury Bills
              1.075% 7/31/03..............        49,955
     25,000   U. S. Treasury Bills
              1.120%, 7/10/03.............        24,940
                                            ------------
                                                 519,155
                                            ------------
TOTAL GOVERNMENT AND AGENCY SECURITIES
  (Cost $519,155).........................
                                                 519,155
                                            ------------
Shares                                         Value
--------------------------------------------------------
SHORT TERM INVESTMENTS -- 1.1%
Other -- 1.1%
  6,079,921   Goldman Sachs Prime
              Obligations Fund 1.01%......     6,079,921
                                            ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,079,921).......................     6,079,921
                                            ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $579,463,026).....................   550,490,128
                                            ------------
Other assets in excess of                        847,893
  liabilities -- 0.2%.....................
                                            ------------
NET ASSETS -- 100.0%......................  $551,338,021
                                            ============

NOTES TO PORTFOLIO OF INVESTMENTS:
*  -- Non-income producing security
ADR -- American Depository Receipts
REIT -- Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited)

Principal
Amount                                         Value
--------------------------------------------------------
FOREIGN OBLIGATIONS -- 4.8%
Corporate Debt -- 3.2%
$   225,000   Abitibi-Consolidated, Inc.
              Yankee-Dollar
              8.850%, 08/01/30............  $    239,071
    250,000   Acetex Corp.
              10.875%, 08/01/09...........       277,813
     30,000   Alberta Energy Co. Ltd.
              Yankee-Dollar
              7.375%, 11/01/31............        37,938
     25,000   Alcan, Inc.
              4.875%, 09/15/12............        26,236
     40,000   Alcan, Inc. Yankee-Dollar
              4.500%, 05/15/13............        40,667
     25,000   Apache Finance Canada Corp.
              Yankee-Dollar
              7.750%, 12/15/29............        33,134
    100,000   Axa
              8.600%, 12/15/30............       128,788
     70,000   Bank of Tokyo-Mitsubishi
              Ltd. (The)
              8.400%, 04/15/10............        86,817
     25,000   Banque Centrale De Tunisie
              7.375%, 04/25/12............        29,125
     10,000   Bp Canada Finance Co.
              3.375%, 10/31/07............        10,402
    300,000   BP Capital Markets Plc
              4.000%, 04/29/05............       313,522
    900,000   Bp Capital Markets Plc
              4.625%, 05/27/05............       952,672
     50,000   Brascan Corp. Yankee-Dollar
              7.125%, 06/15/12............        56,511
    400,000   British Telecommunications
              Plc
              7.875%, 12/15/05(e).........       455,536
    100,000   Burlington Resources Finance
              Co. Yankee-Dollar
              7.400%, 12/01/31............       125,107

Principal
Amount                                         Value
--------------------------------------------------------
$   325,000   Calpine Canada Energy
              Finance Ulc
              8.500%, 05/01/08............  $    253,500
     25,000   Canadian Pacific Ltd.
              Yankee-Dollar
              9.450%, 08/01/21............        36,046
     75,000   ConocoPhillips
              7.000%, 03/30/29............        90,740
    300,000   ConocoPhillips
              8.750%, 05/25/10............       390,463
  1,375,000   Corp. Andina de Fomento CAF
              6.875%, 03/15/12............     1,565,354
  2,000,000   Crusade Global Trust
              1.409%, 07/17/03(e).........     2,002,040
    100,000   Deutsche Ausgleichsbank
              7.000%, 06/23/05............       110,409
    500,000   Deutsche Telekom
              International Finance BV
              8.250%, 06/15/03(e).........       557,564
     50,000   Diageo Capital Plc
              3.375%, 03/20/08............        51,103
     60,000   Diageo Capital Plc
              3.500%, 11/19/07............        61,750
     85,000   Diageo Capital Plc
              Yankee-Dollar
              6.125%, 08/15/05............        92,886
     15,000   Domtar, Inc. Yankee-Dollar
              7.875%, 10/15/11............        18,316
    500,000   European Investment Bank
              4.625%, 03/01/07............       542,888
    250,000   European Investment Bank
              4.875%, 09/06/06............       270,889
     50,000   Export Development Canada
              2.750%, 12/12/05............        51,231
     20,000   Falconbridge Ltd.
              Yankee-Dollar
              7.350%, 06/05/12............        22,535
    300,000   France Telecom
              9.250%, 03/01/11(e).........       377,569

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   375,000   Global Crossing Holding Ltd.
              Yankee-Dollar
              9.500%, 11/15/09(a).........  $     16,875
     50,000   Hanson Overseas BV
              Yankee-Dollar
              6.750%, 09/15/05............        54,726
    200,000   HSBC Capital Funding LP
              4.610%, 12/01/49(a).........       196,375
     50,000   HSBC Holdings Plc
              5.250%, 12/12/12............        53,326
    500,000   Hydro Quebec
              6.300%, 05/11/11............       588,264
     75,000   Instituto de Credito Oficial
              4.625%, 11/29/06............        80,857
    100,000   Inter-American Development
              Bank
              3.875%, 09/27/04............       103,293
     50,000   Inter-American Development
              Bank
              4.375%, 09/20/12............        52,839
    600,000   Inter-American Development
              Bank
              7.375%, 01/15/10............       757,819
    100,000   International Bank for
              Reconstruction & Development
              3.500%, 10/22/04............       103,019
    200,000   International Bank for
              Reconstruction & Development
              4.375%, 09/28/06............       216,184
    570,000   Korea Deposit Insurance
              2.500%, 12/11/05............       642,561
     75,000   Korea Development Bank
              4.250%, 11/13/07............        77,438
     75,000   Korea Development Bank
              5.500%, 11/13/12............        79,790
     35,000   Kowloon Canton Railway Corp.
              8.000%, 03/15/10............        44,547

Principal
Amount                                         Value
--------------------------------------------------------
$    75,000   Luscar Coal Ltd.
              9.750%, 10/15/11............  $     85,688
    150,000   Methanex Corp.
              8.750%, 08/15/12............       168,000
     50,000   MTR Corp.
              7.500%, 02/04/09............        61,086
     50,000   Oesterreichische
              Kontrollbank AG
              5.125%, 03/20/07............        55,294
    360,000   PDVSA Finance Ltd.
              8.500%, 11/16/12............       329,400
     30,000   PDVSA Finance Ltd.
              Yankee-Dollar
              7.400%, 08/15/16............        24,450
     25,000   Petrobras International
              Finance Co. -- PIFCO
              9.125%, 02/01/07............        27,000
     25,000   Petrobras International
              Finance Co. -- PIFCO
              9.750%, 07/06/11............        27,625
     20,000   Petroleos Mexicanos
              6.500%, 02/01/05............        21,250
    230,000   Petronas Capital Ltd.
              7.875%, 05/22/22(a).........       272,834
    390,000   Petrozuata Finance, Inc.
              8.220%, 04/01/17(a).........       341,250
    900,000   Potash Corp. of Saskatchewan
              Yankee-Dollar
              4.875%, 03/01/13............       926,155
     20,000   Potash Corp. of Saskatchewan
              Yankee-Dollar
              7.125%, 06/15/07............        22,871
    125,000   Premier International Foods
              Plc Yankee-Dollar
              12.000%, 09/01/09...........       140,000
     35,000   Repsol International Finance
              BV
              7.450%, 07/15/05............        38,512
     75,000   Royal Bank of Scotland Group
              Plc
              5.000%, 10/01/14............        78,697

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$    10,000   Royal Bank of Scotland Group
              Plc Yankee-Dollar
              4.700%, 07/03/18............  $      9,987
  1,400,000   Standard Chartered Bank
              8.000%, 05/30/31(a).........     1,779,182
     20,000   Stora Enso Oyj
              7.375%, 05/15/11............        23,948
    200,000   Telefonica Europe BV
              7.750%, 09/15/10............       246,783
    320,000   Telewest Communications Plc
              Yankee-Dollar
              0.000%, 02/01/05(e).........        93,600
     30,000   Tyco International Group SA
              Yankee-Dollar
              6.125%, 01/15/09............        31,200
    630,000   Tyco International Group SA
              Yankee-Dollar
              6.375%, 10/15/11............       664,650
     40,000   Tyco International Group SA
              Yankee-Dollar
              6.750%, 02/15/11............        42,400
  2,100,000   Tyco International Group SA
              Yankee-Dollar
              6.875%, 01/15/29............     2,121,000
    250,000   United Pan-Europe
              Communications NV
              1.000%, 11/01/09............        35,625
    140,000   United Pan-Europe
              Communications NV
              1.000%, 02/01/10(a).........        19,250
    300,000   United Pan-Europe
              Communications NV
              Yankee-Dollar
              11.250%, 02/01/10(a)........        64,500
    150,000   United Pan-Europe
              Communications NV
              Yankee-Dollar
              11.500%, 02/01/10(a)........        32,250
     75,000   Vivendi Universal SA
              9.250%, 04/15/10(a).........        85,313

Principal
Amount                                         Value
--------------------------------------------------------
$    50,000   Vodafone Group Plc
              7.625%, 02/15/05............  $     54,749
    300,000   Xerox Capital Europe Plc
              5.875%, 05/15/04............       301,500
    100,000   XL Capital Europe Plc
              6.500%, 01/15/12............       114,366
    250,000   Yell Finance BV
              10.750%, 08/01/11...........       288,125
    200,000   Yell Finance BV
              0.000%, 08/01/06(g).........       171,000
                                            ------------
                                              21,176,075
                                            ------------
Government Obligations -- 1.6%
500,000....   Canada -- Government
              6.375%, 11/30/04                   536,269
50,000.....   Hellenic Republic Government
              International Bond
              6.950%, 03/04/08                    58,961
50,000.....   Province of British Columbia
              (Canada)
              4.300%, 05/30/13                    51,712
50,000.....   Province of British Columbia
              (Canada)
              4.625%, 10/03/06                    54,027
500,000....   Province of Manitoba
              4.250%, 11/20/06                   534,388
1,230,000..   Province of Manitoba
              Yankee-Dollar
              9.500%, 09/15/18                 1,932,651
20,000.....   Province of Nova Scotia
              5.750%, 02/27/12                    22,820
100,000....   Province of Ontario
              2.625%, 12/15/05                   102,074
100,000....   Province of Ontario
              3.125%, 05/02/08                   101,979
     15,000   Province of Ontario
              3.500%, 09/17/07............        15,604
    100,000   Province of Ontario
              Yankee-Dollar
              4.200%, 06/30/05............       105,226

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   450,000   Province of Quebec
              7.500%, 09/15/29............  $    599,746
  1,825,000   Region of Lombardy
              5.804%, 10/25/32............     2,023,071
     50,000   Republic of Chile
              5.500%, 01/15/13............        52,900
     20,000   Republic of Chile
              7.125%, 01/11/12............        23,272
    100,000   Republic of Italy
              4.375%, 10/25/06............       107,171
    250,000   Republic of Italy
              4.375%, 06/15/13............       259,920
    200,000   Republic of Italy
              6.875%, 09/27/23............       252,509
     30,000   Republic of Korea
              4.250%, 06/01/13............        29,220
    100,000   Republic of Korea
              8.875%, 04/15/08............       124,710
     25,000   Republic of Poland
              6.250%, 07/03/12............        28,937
    100,000   South Africa Government
              International Bond
              7.375%, 04/25/12............       114,750
    100,000   State of Israel
              4.625%, 06/15/13............        97,391
    100,000   United Mexican States
              4.625%, 10/08/08............       102,100
    100,000   United Mexican States
              7.500%, 04/08/33............       106,050
     50,000   United Mexican States
              8.000%, 09/24/22............        56,000
    800,000   United Mexican States
              8.125%, 12/30/19............       912,000

Principal
Amount                                         Value
--------------------------------------------------------
$   405,000   United Mexican States
              8.375%, 01/14/11............  $    485,190
  1,150,000   United Mexican States
              11.500%, 05/15/26...........     1,714,650
                                            ------------
                                              10,605,298
                                            ------------
TOTAL FOREIGN OBLIGATIONS
  (Cost $28,731,227)......................    31,781,373
                                            ------------
U.S. CORPORATE OBLIGATIONS -- 37.6%
Asset Backed and Mortgage Backed -- 4.7%
    984,040   AmeriCredit Automobile
              Receivables Trust
              1.610%, 07/06/03(e).........       985,119
    232,439   Amortizing Residential
              Collateral Trust
              1.600%, 06/25/03(e).........       232,137
  3,244,587   Bayview Financial
              Acquisition Trust
              13.500%,
              06/25/03(a)(b)(e)...........       406,579
  2,329,411   Bear Stearns Asset Backed
              Securities, Inc.
              1.770%, 06/25/03(e).........     2,336,253
    500,000   Bear Stearns Commercial
              Mortgage Securities
              6.460%, 10/15/36............       583,893
    200,000   Capital Auto Receivables
              Asset Trust
              2.920%, 04/15/08............       205,301
  1,334,295   CDC Mortgage Capital Trust
              1.650%, 06/25/03(e).........     1,334,532
  1,762,420   Centex Home Equity
              1.620%, 06/25/03(e).........     1,763,356
    200,000   Chase Commercial Mortgage
              Securities Corp.
              6.600%, 12/19/29............       226,117
    200,000   Chase Funding Mortgage Loan
              Asset-Backed Certificates
              5.039%, 12/25/23............       209,868

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$ 1,497,154   CIGNA CBO 1996-1 Ltd.
              6.460%, 11/15/08(a)(b)(c)...  $  1,497,154
    150,000   Citibank Credit Card
              Issuance Trust
              5.650%, 06/16/08............       164,820
  1,700,000   Conseco Finance
              Securitizations Corp.
              7.730%, 04/01/31............     1,778,086
  2,188,013   Countrywide Asset-Backed
              Certificates
              2.010%, 06/25/03(a)(e)......     2,202,714
  1,400,000   Crimmi Mae Commercial
              Mortgage Trust
              7.000%, 06/02/33(a).........     1,585,443
    350,000   Ge Capital Commercial
              Mortgage Corp.
              6.531%, 05/15/33............       410,465
     70,000   GMAC Commercial Mortgage
              Securities, Inc.
              5.389%, 10/15/38............        77,130
  1,900,000   GMAC Commercial Mortgage
              Securities, Inc.
              6.700%, 05/15/30............     2,160,044
    350,000   GMAC Commercial Mortgage
              Securities, Inc.
              6.700%, 04/15/34............       413,840
    492,375   HFC Home Equity Loan Asset
              Backed Certificates
              1.770%, 06/20/03............       492,756
  1,620,915   Merrill Lynch Mortgage
              Investors, Inc.
              1.920%, 06/25/03(a)(e)......     1,628,695
  2,113,887   Merrill Lynch Mortgage
              Investors, Inc.
              1.640%, 06/25/03(e).........     2,113,761
  2,288,674   Merrill Lynch Mortgage
              Investors, Inc.
              1.680%, 06/25/03(e).........     2,290,789
  1,000,000   Metris Master Trust
              2.218%, 06/20/03(e).........       927,224

Principal
Amount                                         Value
--------------------------------------------------------
$ 2,220,000   Nomura Asset Securities
              Corp.
              6.590%, 03/15/30............  $  2,564,881
  1,020,000   Nomura Asset Securities
              Corp.
              7.120%, 04/13/39............     1,142,924
  2,146,942   Oakwood Mortgage Investors,
              Inc.
              6.000%, 08/15/10............       509,899
    350,000   PNC Mortgage Acceptance
              Corp.
              6.360%, 03/12/34............       406,864
    609,320   Residential Asset Mortgage
              Products, Inc.
              2.540%, 04/25/03(e).........       610,612
                                            ------------
                                              31,261,256
                                            ------------
Corporate Bonds & Notes -- 32.9%
    125,000   aaiPharma, Inc.
              11.000%, 04/01/10...........       137,500
  1,000,000   Abbey National Capital Trust
              I
              8.963%, 06/30/30(e).........     1,434,723
     50,000   ABN Amro Bank NV
              4.650%, 06/04/18(a).........        49,329
     25,000   ABN AMRO Bank NV (Chicago)
              7.250%, 05/31/05............        27,552
    100,000   ABN AMRO Bank NV (Chicago)
              7.550%, 06/28/06............       115,327
     40,000   ACE Ltd. Yankee-Dollar
              6.000%, 04/01/07............        44,036
     50,000   Aegon NV
              4.750%, 06/01/13............        50,585
     50,000   AEP Texas North Co.
              5.500%, 03/01/13(a).........        53,354
     50,000   Ahold Finance USA, Inc.
              6.875%, 05/01/29............        42,750
    250,000   Airgas, Inc.
              9.125%, 10/01/11............       278,125

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$    25,000   Alabama Power Co.
              3.125%, 05/01/08............  $     25,285
    175,000   Alamosa Delaware, Inc.
              13.625%, 08/15/11...........       147,000
    125,000   Alamosa Holdings, Inc.
              12.875%, 02/15/10...........        72,500
    100,000   Albertson's, Inc.
              7.500%, 02/15/11............       116,826
     20,000   Albertson's, Inc.
              8.000%, 05/01/31............        23,923
    400,000   Alcoa, Inc.
              7.375%, 08/01/10............       484,624
    200,000   Alliant Techsystems, Inc.
              8.500%, 05/15/11............       222,000
     75,000   Allied Waste North America
              8.875%, 04/01/08............        81,375
    175,000   Allied Waste North America
              10.000%, 08/01/09...........       185,937
    125,000   Allied Waste North America
              9.250%, 09/01/12(a).........       137,813
     75,000   Allstate Corp. (The)
              5.350%, 06/01/33............        73,272
    100,000   Allstate Corp. (The)
              5.375%, 12/01/06............       109,558
     35,000   ALLTEL Corp.
              7.000%, 07/01/12............        42,483
     50,000   ALLTEL Corp.
              7.875%, 07/01/32............        66,484
    740,000   Altria Group, Inc.
              7.000%, 07/15/05............       784,866
    150,000   Altria Group, Inc.
              7.125%, 10/01/04............       156,786
     40,000   Altria Group, Inc.
              7.200%, 02/01/07............        43,569
    150,000   Amerada Hess Corp.
              5.300%, 08/15/04............       155,677
     20,000   Amerada Hess Corp.
              7.125%, 03/15/33............        22,763
     20,000   American Express Co.
              3.750%, 11/20/07............        20,841

Principal
Amount                                         Value
--------------------------------------------------------
$    60,000   American Express Co.
              5.500%, 09/12/06............  $     66,222
    125,000   American General Finance
              Corp.
              2.750%, 06/15/08............       123,732
     50,000   American Re Corp.
              7.450%, 12/15/26............        55,243
    265,000   American Safety Razor Co.
              9.875%, 08/01/05............       246,450
    200,000   American Standard, Inc.
              7.375%, 02/01/08............       221,000
    100,000   American Tower Corp.
              5.000%, 02/15/10............        85,500
    290,000   American Tower Corp.
              9.375%, 02/01/09............       291,450
    115,000   American Tower Escrow Corp.
              0.010%, 08/01/08............        74,175
    175,000   Ameristar Casinos, Inc.
              10.750%, 02/15/09...........       198,406
     50,000   AmSouth Bank NA
              4.850%, 04/01/13............        52,146
  5,000,000   Amsterdam Funding Corp.
              1.071%, 07/21/03............     4,997,028
    100,000   Anadarko Finance Co.
              7.500%, 05/01/31............       125,619
     15,000   Anadarko Petroleum Corp.
              5.375%, 03/01/07............        16,414
    125,000   Anchor Glass Container Corp.
              11.000%, 02/15/13(a)........       136,563
    100,000   Anheuser-Busch Cos., Inc.
              9.000%, 12/01/09............       133,402
     25,000   Anthem, Inc.
              6.800%, 08/01/12............        29,186
  1,770,000   AOL Time Warner, Inc.
              7.625%, 04/15/31............     2,042,766
  1,110,000   AOL Time Warner, Inc.
              7.700%, 05/01/32............     1,295,849
     25,000   Apache Corp.
              6.250%, 04/15/12............        29,110

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$    50,000   Appalachian Power Co.
              4.800%, 06/15/05............  $     52,520
    100,000   Appleton Papers, Inc.
              12.500%, 12/15/08...........       112,000
    100,000   Applica, Inc.
              10.000%, 07/31/08...........       105,000
    100,000   Applied Extrusion
              Technologies, Inc. (US)
              10.750%, 07/01/11...........        73,500
    100,000   Aramark Services, Inc.
              7.000%, 05/01/07............       111,336
     50,000   Archstone-Smith Operating
              Trust
              3.000%, 06/15/08............        49,021
    175,000   Argosy Gaming Co.
              10.750%, 06/01/09...........       191,625
     50,000   Arizona Public Service
              6.500%, 03/01/12............        57,168
    250,000   Asian Development Bank
              2.375%, 03/15/06............       253,663
  1,254,000   AT&T Broadband
              8.375%, 03/15/13............     1,570,517
     67,000   AT&T Corp.
              6.000%, 03/15/09............        71,693
    495,000   AT&T Corp.
              8.500%, 11/15/31(e).........       561,275
    100,000   AT&T Wireless Services, Inc.
              7.350%, 03/01/06............       112,214
    200,000   AT&T Wireless Services, Inc.
              7.875%, 03/01/11............       236,204
    175,000   AT&T Wireless Services, Inc.
              8.125%, 05/01/12............       210,850
  1,250,000   AT&T Wireless Services, Inc.
              8.750%, 03/01/31............     1,545,081
    100,000   Athena Neurosciences Finance
              LLC
              7.250%, 02/21/08............        84,125
     30,000   Atmos Energy Corp.
              5.125%, 01/15/13............        31,870

Principal
Amount                                         Value
--------------------------------------------------------
$    50,000   Aurora Foods, Inc.
              9.875%, 02/15/07............  $     17,750
     20,000   Autozone, Inc.
              5.875%, 10/15/12............        22,051
     50,000   AvalonBay Communities, Inc.
              6.125%, 11/01/12............        55,339
    175,000   Avaya, Inc.
              0.010%, 10/31/21............        88,156
    350,000   Avon Energy Partners
              Holdings
              6.460%, 03/04/08(a).........       300,125
     75,000   Avon Energy Partners
              Holdings
              7.050%, 12/11/07(a).........        64,312
     20,000   Avon Products, Inc.
              4.200%, 07/15/18............        19,257
     50,000   Bank of America Corp.
              3.875%, 01/15/08............        52,435
     50,000   Bank of America Corp.
              4.750%, 10/15/06............        53,897
  1,350,000   Bank of America Corp.
              4.875%, 09/15/12............     1,424,745
    100,000   Bank of America Corp.
              5.125%, 11/15/14............       106,604
    600,000   Bank of America Corp.
              5.250%, 02/01/07............       659,272
    200,000   Bank of America Corp.
              6.800%, 03/15/28............       234,962
     50,000   Bank of New York Co., Inc.
              (The)
              3.900%, 09/01/07............        52,545
     10,000   Bank of New York Co., Inc.
              (The)
              5.200%, 07/01/07............        10,980
    300,000   Bank One Corp.
              5.250%, 01/30/13............       323,662
    300,000   Bank One Corp.
              7.625%, 08/01/05............       336,152
    300,000   Bank One Corp.
              7.875%, 08/01/10............       374,070

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$    50,000   BB&T Corp.
              4.750%, 10/01/12............  $     52,377
     25,000   Bear Stearns Cos., Inc.
              (The)
              2.875%, 07/02/08............        24,760
     10,000   Bear Stearns Cos., Inc.
              (The)
              4.650%, 07/02/18............         9,734
    200,000   Bear Stearns Cos., Inc.
              (The)
              5.700%, 01/15/07............       221,448
     50,000   Bear Stearns Cos., Inc.
              (The)
              5.700%, 11/15/14............        55,418
    200,000   BellSouth Corp.
              5.000%, 10/15/06............       218,582
    200,000   Bellsouth Telecommunications
              6.375%, 06/01/28............       223,074
    800,000   Beneficial Corp.
              6.750%, 07/20/04............       835,813
    200,000   Berry Plastics Corp.
              10.750%, 07/15/12...........       220,000
    400,000   Boeing Capital Corp.
              5.650%, 05/15/06............       432,270
    900,000   Boston Properties, Inc.
              6.250%, 01/15/13............       985,552
    100,000   Bottling Group LLC
              4.625%, 11/15/12(a).........       104,520
    100,000   Brand Services, Inc.
              12.000%, 10/15/12...........       114,000
    170,000   Bristol-Myers Squibb Co.
              4.750%, 10/01/06............       182,976
     70,000   Bristol-Myers Squibb Co.
              5.750%, 10/01/11............        77,902
    150,000   BRL Universal Equipment 2001
              A LP
              8.875%, 02/15/08............       162,750
     20,000   Brown-Forman Corp.
              3.000%, 03/15/08............        20,078
    125,000   Buckeye Technologies, Inc.
              8.000%, 10/15/10............       116,875
    100,000   Buckeye Technologies, Inc.
              9.250%, 09/15/08............        99,500

Principal
Amount                                         Value
--------------------------------------------------------
$    15,000   Bunge Ltd. Finance Corp.
              5.875%, 05/15/13(a).........  $     15,475
    100,000   Burlington Northern Santa Fe
              Corp.
              7.000%, 12/15/25............       115,646
    175,000   Burlington Northern Santa Fe
              Corp.
              7.125%, 12/15/10............       211,284
     66,000   Calpine Corp.
              7.750%, 04/15/09............        48,840
    250,000   Calpine Corp.
              7.875%, 04/01/08............       191,250
     20,000   Camden Property Trust
              5.875%, 11/30/12............        21,770
     75,000   Campbell Soup Co.
              5.000%, 12/03/12............        80,166
     50,000   Capital One Bank
              4.875%, 05/15/08............        51,025
    100,000   Capital One Bank
              6.875%, 02/01/06............       107,304
  3,500,000   Capital One Master Trust
              5.300%, 06/15/09............     3,768,274
    350,000   Capital One Master Trust
              7.200%, 06/15/03(e).........       383,288
     10,000   Cardinal Health, Inc.
              4.000%, 06/15/15............         9,577
     50,000   Cardinal Health, Inc.
              6.750%, 02/15/11............        59,339
    100,000   Case Corp.
              7.250%, 01/15/16............        87,625
    100,000   Caterpillar Financial
              Services Corp.
              2.700%, 07/15/08............        98,658
    150,000   Caterpillar, Inc.
              6.950%, 05/01/42............       187,019
    150,000   Cendant Corp.
              7.375%, 01/15/13............       176,625
     40,000   CenturyTel, Inc.
              7.875%, 08/15/12............        50,481

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$    75,000   Charter Communications
              Holdings, LLC/ Charter
              Communications Holdings Cap
              Corp.
              8.625%, 04/01/09............  $     54,000
     25,000   Charter Communications
              Holdings, LLC/ Charter
              Communications Holdings Cap
              Corp.
              10.000%, 05/15/11...........        18,000
    100,000   Charter Communications
              Holdings, LLC/ Charter
              Communications Holdings Cap
              Corp.
              10.750%, 10/01/09...........        77,500
    175,000   Charter Communications
              Holdings, LLC/ Charter
              Communications Holdings Cap
              Corp.
              0.000%, 04/01/04(g).........       115,062
    750,000   Charter Communications
              Holdings, LLC/ Charter
              Communications Holdings Cap
              Corp.
              0.000%, 01/15/05(g).........       442,500
    350,000   Charter Communications
              Holdings, LLC/ Charter
              Communications Holdings Cap
              Corp.
              0.000%, 05/15/06(g).........       176,750
     50,000   Charter Communications
              Holdings, LLC/ Charter
              Communications Holdings Cap
              Corp.
              0.000%, 01/15/07(g).........        23,063
     50,000   Charter One Bank FSB
              6.375%, 05/15/12............        56,901
    250,000   Chase Manhattan Auto Owner
              Trust
              4.240%, 09/15/08............       262,919
    100,000   ChevronTexaco Capital Co.
              3.375%, 02/15/08............       103,254

Principal
Amount                                         Value
--------------------------------------------------------
$   100,000   ChevronTexaco Capital Co.
              3.500%, 09/17/07............  $    103,922
     20,000   Cincinnati Gas & Electric
              5.700%, 09/15/12............        21,973
     30,000   Cinergy Corp.
              6.250%, 09/01/04............        31,499
     30,000   Cingular Wireless LLC
              5.625%, 12/15/06............        32,884
     30,000   Cingular Wireless Llc
              6.500%, 12/15/11............        34,565
  1,700,000   CIT Equipment Collateral
              2.100%, 02/22/11............     1,677,687
    650,000   CIT Group, Inc.
              6.500%, 02/07/06............       710,448
     75,000   CIT Group, Inc.
              7.375%, 04/02/07............        85,633
  1,225,000   CIT Group, Inc.
              7.750%, 04/02/12............     1,460,631
    180,000   Citibank Credit Card
              Issuance Trust
              4.950%, 02/09/09............       195,828
    590,000   Citigroup, Inc.
              6.625%, 06/15/32............       681,774
     20,000   Citizens Communications Co.
              6.375%, 08/15/04............        20,900
     20,000   Citizens Communications Co.
              7.625%, 08/15/08............        23,756
     20,000   Citizens Communications Co.
              9.000%, 08/15/31............        26,948
     50,000   Citizens Communications Co.
              9.250%, 05/15/11............        64,697
     50,000   Clear Channel
              Communications, Inc.
              4.250%, 05/15/09............        50,625
     20,000   Clear Channel
              Communications, Inc.
              5.750%, 01/15/13............        21,630
     80,000   Clear Channel
              Communications, Inc.
              6.000%, 11/01/06............        87,602

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   250,000   Coast Hotels & Casinos Inc.
              9.500%, 04/01/09............  $    267,500
    300,000   Coca-Cola Enterprises, Inc.
              8.500%, 02/01/22............       407,333
    150,000   Cole National Group
              8.625%, 08/15/07............       145,500
     75,000   Cole National Group
              8.875%, 05/15/12............        72,187
    150,000   Comed Transitional Funding
              Trust
              5.740%, 12/25/10............       169,988
    786,723   Commercial Mortgage
              Acceptance Corp.
              6.735%, 12/15/30............       869,775
    100,000   Compass Minerals Group, Inc.
              10.000%, 08/15/11...........       112,000
     50,000   Computer Sciences Corp.
              6.750%, 06/15/06............        56,527
     25,000   ConAgra Foods, Inc.
              6.000%, 09/15/06............        27,699
     25,000   ConAgra Foods, Inc.
              6.750%, 09/15/11............        29,268
     75,000   Conectiv
              5.300%, 06/01/05............        78,125
     50,000   Conoco Funding Co.
              5.450%, 10/15/06............        55,194
    630,000   Conoco Funding Co.
              6.350%, 10/15/11............       735,888
     65,000   Conoco Funding Co.
              7.250%, 10/15/31............        81,657
    470,000   Conoco, Inc.
              6.950%, 04/15/29............       565,483
    370,000   ConocoPhillips
              4.750%, 10/15/12............       391,028
    700,000   Conseco Finance
              Securitizations Corp.
              7.270%, 09/01/32............       596,186

Principal
Amount                                         Value
--------------------------------------------------------
$   100,000   Conseco Finance
              Securitizations Corp.
              5.160%, 07/01/03(e).........  $    101,719
     70,000   Consolidated Edison Co. of
              New York
              6.450%, 12/01/07............        79,596
     75,000   Constellation Energy Group,
              Inc.
              6.350%, 04/01/07............        83,824
     15,000   Constellation Energy Group,
              Inc.
              7.600%, 04/01/32............        18,030
     20,000   Consumers Energy Co.
              4.000%, 05/15/10(a).........        19,936
     25,000   Consumers Energy Co.
              4.250%, 04/15/08(a).........        25,852
     25,000   Consumers Energy Co.
              5.375%, 04/15/13(a).........        26,246
    217,763   Continental Airlines, Inc.
              6.545%, 02/02/19............       210,929
     30,000   Coors Brewing Co.
              6.375%, 05/15/12............        34,428
     25,000   Costco Wholesale Corp.
              5.500%, 03/15/07............        27,601
    399,464   Countrywide Asset-Backed
              Certificates
              1.570%, 06/25/03(e).........       398,920
    490,989   Countrywide Asset-Backed
              Certificates
              1.650%, 06/25/03(e).........       491,084
     25,000   Countrywide Home Loans, Inc.
              3.500%, 12/19/05............        25,803
     25,000   Countrywide Home Loans, Inc.
              4.250%, 12/19/07............        26,261
    250,000   Countrywide Home Loans, Inc.
              5.500%, 08/01/06............       273,240
     70,000   COX Communications, Inc.
              7.125%, 10/01/12............        83,589

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   750,000   COX Communications, Inc.
              7.750%, 11/01/10............  $    917,404
    400,000   Credit Suisse First Boston
              USA, Inc.
              5.750%, 04/15/07............       444,390
    125,000   Crown Castle International
              Corp.
              9.375%, 08/01/11............       130,000
    125,000   Crown Castle International
              Corp.
              10.750%, 08/01/11...........       136,250
     75,000   Crown Castle International
              Corp.
              10.625%, 11/15/07(e)........        78,937
    817,594   CS First Boston Mortgage
              Securities Corp.
              2.220%, 06/25/03(e).........       817,561
    250,000   CSC Holdings, Inc.
              9.875%, 02/15/13............       261,250
    125,000   CSK Auto, Inc.
              12.000%, 06/15/06...........       138,750
    180,000   CSX Corp.
              7.450%, 05/01/07............       209,541
    100,000   CSX Corp.
              7.950%, 05/01/27............       128,027
     25,000   CVS Corp.
              3.875%, 11/01/07............        25,912
    180,000   Daimler Chrysler Auto Trust
              4.630%, 12/06/06............       188,219
    530,000   DaimlerChrysler NA Holding
              Corp.
              4.050%, 06/04/08............       524,866
    600,000   DaimlerChrysler NA Holding
              Corp.
              7.750%, 01/18/11............       697,815
     30,000   Deere & Co.
              6.950%, 04/25/14............        36,350
     75,000   Del Monte Corp.
              8.625%, 12/15/12(a).........        79,500

Principal
Amount                                         Value
--------------------------------------------------------
$    50,000   Delphi Corp.
              6.550%, 06/15/06............  $     53,646
     25,000   Delta Air Lines, Inc.
              6.417%, 07/02/12............        27,048
    966,801   Delta Air Lines, Inc.
              6.718%, 01/02/23............     1,047,676
    100,000   Delta Air Lines, Inc.
              7.111%, 09/18/11............       101,410
     20,000   Deluxe Corp.
              5.000%, 12/15/12............        20,331
     50,000   Deutsche Bank Financial Inc.
              6.700%, 12/13/06............        56,855
     50,000   Deutsche Bank Financial Inc.
              7.500%, 04/25/09............        60,044
    200,000   Devon Energy Corp.
              7.950%, 04/15/32............       257,436
    800,000   Devon Financing Corp. ULC
              6.875%, 09/30/11............       938,427
     50,000   Dex Media East LLC/Dex Media
              East Finance Co.
              9.875%, 11/15/09............        55,750
    150,000   DirecTV Holdings LLC
              8.375%, 03/15/13(a).........       167,250
    150,000   Dobson Communications Corp.
              10.875%, 07/01/10...........       162,000
    925,000   Dominion Resources, Inc.
              (VA)
              4.125%, 02/15/08............       968,145
    220,000   Dominion Resources, Inc.
              (VA)
              5.125%, 12/15/09............       237,119
    240,000   Dominion Resources, Inc.
              (VA)
              5.700%, 09/17/12............       263,390
     15,000   Dominion Resources, Inc.
              (VA)
              6.750%, 12/15/32............        16,777
    200,000   Dow Chemical Co. (The)
              6.125%, 02/01/11............       219,731

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   100,000   DTE Energy Co.
              6.450%, 06/01/06............  $    111,260
    400,000   Du Pont EI de Nemours & Co.
              6.750%, 10/15/04............       426,680
    100,000   Duke Capital Corp.
              6.250%, 02/15/13............       106,304
     50,000   Duke Capital Corp.
              6.750%, 02/15/32............        50,399
     50,000   Duke Energy Field Services
              LLC
              7.875%, 08/16/10............        60,179
  3,210,000   Dynegy Holdings, Inc.
              8.750%, 02/15/12............     2,985,300
     45,000   Eastman Chemical Co.
              7.000%, 04/15/12............        51,849
    200,000   Echostar DBS Corp.
              9.125%, 01/15/09............       223,500
    250,000   Echostar DBS Corp.
              9.375%, 02/01/09............       266,562
    125,000   Echostar DBS Corp.
              10.375%, 10/01/07...........       138,438
    375,000   Edison Mission Energy
              9.875%, 04/15/11............       346,875
    630,000   El Paso Corp.
              7.750%, 01/15/32............       530,775
    780,000   El Paso Corp.
              7.800%, 08/01/31............       657,150
    220,000   El Paso Natural Gas Co.
              8.375%, 06/15/32(a).........       233,200
    150,000   Elan Finance Corp. Ltd.
              Yankee-Dollar
              0.010%, 12/14/18............        82,500
    333,168   EMC Mortgage Loan Trust
              1.790%, 06/25/03(a)(e)......       334,332
    125,000   Emerson Electric Co.
              4.500%, 05/01/13............       129,004
     30,000   Energy East Corp.
              6.750%, 06/15/12............        34,857
    950,000   Entergy Gulf States, Inc.
              6.200%, 07/01/33(a).........       923,437

Principal
Amount                                         Value
--------------------------------------------------------
$    50,000   Enterprise Products Partners
              LP
              6.875%, 03/01/33(a).........  $     56,630
    200,000   EOP Operating LP
              7.750%, 11/15/07............       234,248
  2,303,398   EQCC Trust
              1.620%, 06/25/03(e).........     2,305,440
     20,000   Equifax, Inc.
              4.950%, 11/01/07............        21,176
    200,000   Exelon Generation Co. LLC
              6.950%, 06/15/11............       232,004
    125,000   Extendicare Health Services,
              Inc.
              9.500%, 07/01/10............       131,250
     20,000   Falconbridge Ltd.
              Yankee-Dollar
              5.375%, 06/01/15............        19,143
    100,000   Fedders North America, Inc.
              9.375%, 08/15/07............        83,000
     85,000   Federated Department Stores
              6.625%, 04/01/11............        97,684
     50,000   Fedex Corp.
              7.250%, 02/15/11............        59,092
    175,000   Felcor Lodging LP
              10.000%, 09/15/08...........       180,688
     25,000   Fifth Third Bancorp
              4.500%, 06/01/18............        24,520
    265,000   Finlay Fine Jewelry Corp.
              8.375%, 05/01/08............       274,275
  1,320,902   First Consumers Master Trust
              5.800%, 06/15/03(a)(e)......     1,279,425
  1,087,704   First Security Auto Owner
              Trust
              7.400%, 10/17/05............     1,104,607
    200,000   First Union Institutional
              Capital I
              8.040%, 12/01/26............       232,298

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$ 1,500,000   First Union-Lehman
              Brothers-Bank of America
              6.560%, 11/18/35............  $  1,726,501
    250,000   FirstEnergy Corp.
              5.500%, 11/15/06............       267,997
    230,000   FirstEnergy Corp.
              6.450%, 11/15/11............       252,393
    220,000   FirstEnergy Corp.
              7.375%, 11/15/31............       246,408
    400,000   FleetBoston Financial Corp.
              7.250%, 09/15/05............       446,396
     50,000   Fleming Cos., Inc.
              10.125%, 04/01/08...........         7,500
     25,000   Florida Power & Light Co.
              5.850%, 02/01/33............        26,783
     50,000   Florida Power Corp.
              4.800%, 03/01/13............        52,117
     50,000   Florida Power Corp.
              5.900%, 03/01/33............        53,490
    125,000   Flowserve Corp.
              12.250%, 08/15/10...........       145,625
     50,000   FMC Corp.
              7.000%, 05/15/08............        48,500
    150,000   Fmc Corp.
              7.750%, 07/01/11............       147,000
    200,000   Ford Credit Auto Owner Trust
              3.130%, 11/15/06............       206,064
    150,000   Ford Credit Auto Owner Trust
              4.010%, 03/15/06............       154,801
    675,000   Ford Motor Co.
              7.450%, 07/16/31............       618,344
    210,000   Ford Motor Co.
              8.900%, 01/15/32............       213,720
    450,000   Ford Motor Credit Co.
              5.800%, 01/12/09............       447,236
  1,000,000   Ford Motor Credit Co.
              6.700%, 07/16/04............     1,038,329

Principal
Amount                                         Value
--------------------------------------------------------
$   390,000   Ford Motor Credit Co.
              6.875%, 02/01/06............  $    413,634
    650,000   Ford Motor Credit Co.
              7.250%, 10/25/11............       668,247
    510,000   Ford Motor Credit Co.
              7.375%, 10/28/09............       534,639
    340,000   Ford Motor Credit Co.
              7.375%, 02/01/11............       351,516
  1,580,000   Ford Motor Credit Co.
              7.875%, 06/15/10............     1,693,141
     50,000   FPL Group Capital, Inc.
              7.625%, 09/15/06............        57,767
     20,000   Franklin Resources, Inc.
              3.700%, 04/15/08............        20,466
     15,000   Fund American Cos., Inc.
              5.875%, 05/15/13............        15,684
     25,000   Gannett Co., Inc.
              4.950%, 04/01/05............        26,425
     25,000   Gannett Co., Inc.
              5.500%, 04/01/07............        27,502
     10,000   Gannett Co., Inc.
              6.375%, 04/01/12............        11,713
    195,000   Gap, Inc. (The)
              10.550%, 12/15/08(e)........       236,925
     50,000   General Dynamics Corp.
              2.125%, 05/15/06............        50,673
     50,000   General Dynamics Corp.
              3.000%, 05/15/08............        50,315
     50,000   General Dynamics Corp.
              4.250%, 05/15/13............        50,238
  1,900,000   General Electric Capital
              Corp.
              3.500%, 05/01/08............     1,945,534
    250,000   General Electric Capital
              Corp.
              4.250%, 01/28/05............       261,167
    200,000   General Electric Capital
              Corp.
              4.250%, 01/15/08............       211,844

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   200,000   General Electric Capital
              Corp.
              5.450%, 01/15/13............  $    216,628
    370,000   General Electric Capital
              Corp.
              6.000%, 06/15/12............       417,644
    850,000   General Electric Capital
              Corp.
              6.750%, 03/15/32............       994,130
    500,000   General Electric Capital
              Corp.
              7.375%, 01/19/10............       606,915
    460,000   General Electric Co.
              5.000%, 02/01/13............       485,878
    100,000   General Maritime Corp.
              10.000%, 03/15/13(a)........       109,500
     50,000   General Mills, Inc.
              5.125%, 02/15/07............        54,466
     50,000   General Mills, Inc.
              6.000%, 02/15/12............        56,448
    150,000   General Motors Acceptance
              Corp.
              4.500%, 07/15/06............       152,033
     75,000   General Motors Acceptance
              Corp.
              6.125%, 09/15/06............        78,960
    400,000   General Motors Acceptance
              Corp.
              6.150%, 04/05/07............       416,968
  1,550,000   General Motors Acceptance
              Corp.
              6.875%, 09/15/11............     1,555,172
    100,000   General Motors Acceptance
              Corp.
              7.500%, 07/15/05............       107,165
    300,000   General Motors Acceptance
              Corp.
              8.000%, 11/01/31............       294,349
    290,000   General Motors Corp.
              7.125%, 07/15/13............       297,613

Principal
Amount                                         Value
--------------------------------------------------------
$ 1,050,000   General Motors Corp.
              8.375%, 07/15/33............  $  1,070,338
     25,000   Georgia Power Co.
              4.875%, 07/15/07............        26,953
     50,000   Gillette Co. (The)
              2.500%, 06/01/08............        49,610
  3,633,000   Giro Balanced Funding
              1.130%, 07/14/03............     3,631,518
     75,000   Global Crossing Holding Ltd.
              Yankee-Dollar
              9.125%, 11/15/06(a).........         3,375
    100,000   Goldman Sachs Group, Inc.
              4.125%, 01/15/08............       105,085
    100,000   Goldman Sachs Group, Inc.
              6.125%, 02/15/33............       107,238
  1,500,000   Goldman Sachs Group, Inc.
              6.600%, 01/15/12............     1,742,970
    400,000   Goldman Sachs Group, Inc.
              6.875%, 01/15/11............       471,979
     25,000   Goodrich Corp.
              7.625%, 12/15/12............        28,517
    161,210   Green Tree Financial Corp.
              8.100%, 03/15/05(e).........        37,884
     25,000   Greenpoint Financial Corp.
              3.200%, 06/06/08(a).........        24,810
    200,000   Greenwich Capital Commercial
              Funding Corp.
              4.948%, 01/11/35............       212,136
    100,000   Grey Wolf, Inc.
              8.875%, 07/01/07............       102,750
  1,525,000   H.J. Heinz Finance Co.
              6.750%, 03/15/32(e).........     1,818,410
     20,000   Hartford Financial Services
              Group, Inc.
              2.375%, 06/01/06............        19,983
     40,000   Hartford Financial Services
              Group, Inc.
              4.700%, 09/01/07............        42,416
     20,000   Hartford Life, Inc.
              7.375%, 03/01/31............        23,688

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   125,000   Herbst Gaming, Inc.
              10.750%, 09/01/08...........  $    137,813
     25,000   Hertz Corp.
              7.625%, 06/01/12............        25,392
     30,000   Hewlett-Packard Co.
              5.500%, 07/01/07............        33,161
     50,000   Holmes Group, Inc.
              9.875%, 11/15/07............        44,625
    275,000   Home Interiors & Gifts, Inc.
              10.125%, 06/01/08...........       279,125
    100,000   Honeywell International,
              Inc.
              7.500%, 03/01/10............       122,197
    275,000   Horseshoe Gaming Holding
              Corp.
              8.625%, 05/15/09............       291,500
    150,000   Host Marriott Corp.
              7.875%, 08/01/08............       152,250
     50,000   Host Marriott LP
              8.375%, 02/15/06............        51,750
    430,000   Household Finance Corp.
              6.375%, 11/27/12............       489,824
     30,000   Household Finance Corp.
              6.400%, 06/17/08............        34,246
     20,000   Household Finance Corp.
              7.000%, 05/15/12............        23,673
     15,000   Household Finance Corp.
              7.350%, 11/27/32............        18,384
    800,000   Household Finance Corp.
              8.000%, 05/09/05............       891,346
  1,275,000   Household Finance Corp.
              8.000%, 07/15/10............     1,581,676
    250,000   HSBC Bank Plc Yankee-Dollar
              6.950%, 03/15/11............       298,544
    225,000   Huntsman International LLC
              9.875%, 03/01/09............       234,000
  1,400,000   Hutchison Whampoa
              International Ltd.
              6.500%, 02/13/13(a).........     1,468,796

Principal
Amount                                         Value
--------------------------------------------------------
$   250,000   IASIS Healthcare Corp.
              13.000%, 10/15/09...........  $    277,500
    100,000   Icon Health & Fitness
              11.250%, 04/01/12...........       106,500
    376,333   Impac CMB Trust
              1.640%, 06/25/03(e).........       376,739
     10,000   Inco Ltd. Yankee-Dollar
              7.750%, 05/15/12............        11,847
     50,000   Indiana Michigan Power Co.
              6.125%, 12/15/06............        55,540
  1,455,346   Indy Mac Home Equity Loan
              Asset-Backed Trust
              1.580%, 06/25/03(e).........     1,452,162
    150,000   InSight Health Services
              Corp.
              9.875%, 11/01/11............       157,500
    175,000   Insight Midwest LP/Insight
              Capital, Inc.
              10.500%, 11/01/10...........       192,062
     20,000   InterActiveCorp
              7.000%, 01/15/13............        23,036
     50,000   Interface, Inc.
              9.500%, 11/15/05............        42,500
    200,000   International Business
              Machines Corp.
              6.500%, 01/15/28............       230,611
    200,000   International Business
              Machines Corp.
              7.500%, 06/15/13............       251,917
    325,000   International Lease Finance
              Corp.
              5.750%, 02/15/07............       353,367
  1,275,000   International Lease Finance
              Corp.
              6.375%, 03/15/09............     1,427,941
     25,000   International Paper Co.
              5.850%, 10/30/12............        27,247
    150,000   International Paper Co.
              6.750%, 09/01/11............       173,494
     15,000   Interpublic Group of Cos.,
              Inc.
              7.250%, 08/15/11............        15,825

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$ 2,284,151   Irwin Home Equity
              1.821%, 06/25/03(e).........  $  2,291,799
    250,000   ISP Chemco, Inc.
              10.250%, 07/01/11...........       282,500
    150,000   Jafra Cosmetics
              International, Inc.
              10.750%, 05/15/11(a)........       156,750
     20,000   John Deere Capital Corp.
              3.900%, 01/15/08............        20,778
     15,000   John Deere Capital Corp.
              4.500%, 08/22/07............        15,961
     20,000   John Deere Capital Corp.
              5.100%, 01/15/13............        21,106
     75,000   John Deere Capital Corp.
              5.125%, 10/19/06............        81,431
    100,000   John Deere Capital Corp.
              7.000%, 03/15/12............       118,720
    175,000   John Q Hammons Hotels LP
              8.875%, 05/15/12............       183,750
    300,000   JP Morgan & Co., Inc.
              6.000%, 01/15/09............       336,586
     20,000   JP Morgan Chase & Co.
              3.625%, 05/01/08............        20,583
    100,000   JP Morgan Chase & Co.
              4.000%, 02/01/08............       104,553
     30,000   JP Morgan Chase & Co.
              5.250%, 05/01/15............        31,421
    300,000   JP Morgan Chase & Co.
              6.750%, 02/01/11(e).........       352,109
  2,357,120   JP Morgan Chase Commercial
              Mortgage Securities Corp.
              1.580%, 06/14/03(a).........     2,357,260
    700,000   Kellogg Co.
              2.875%, 06/01/08............       695,075
    400,000   Kellogg Co.
              6.600%, 04/01/11............       469,091
     50,000   Kerr-Mcgee Corp.
              5.375%, 04/15/05............        52,602

Principal
Amount                                         Value
--------------------------------------------------------
$    20,000   Kerr-Mcgee Corp.
              5.875%, 09/15/06............  $     21,812
     20,000   Kerr-Mcgee Corp.
              6.875%, 09/15/11............        23,181
     20,000   Kerr-Mcgee Corp.
              7.875%, 09/15/31............        24,465
    175,000   Kerzner International Ltd.
              8.875%, 08/15/11............       189,437
     25,000   KeyBank National Association
              5.700%, 11/01/17............        27,048
    250,000   KeyBank National Association
              7.000%, 02/01/11............       296,430
    200,000   KeySpan Corp.
              7.625%, 11/15/10............       245,421
    100,000   KFW International Finance
              2.500%, 10/17/05............       101,955
    300,000   KFW International Finance
              4.250%, 04/18/05............       314,503
    400,000   KFW International Finance
              7.125%, 02/15/05............       436,015
     45,000   Kimberly-Clark Corp.
              5.625%, 02/15/12............        50,353
     85,000   Kinder Morgan Energy
              Partners LP
              6.750%, 03/15/11............        98,841
     40,000   Kinder Morgan, Inc.
              6.500%, 09/01/12............        45,852
     20,000   Kinder Morgan, Inc.
              7.250%, 03/01/28............        23,156
    250,000   Kinetek, Inc.
              10.750%, 11/15/06...........       218,750
     50,000   Kohl's Corp.
              7.250%, 06/01/29............        62,492
    550,000   Korea Electric Power Corp.
              4.250%, 09/12/07(a).........       568,968
    100,000   Kraft Foods, Inc.
              4.625%, 11/01/06............       106,208

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   150,000   Kraft Foods, Inc.
              5.625%, 11/01/11............  $    163,451
    200,000   Kroger Co.
              6.750%, 04/15/12............       228,281
    200,000   L-3 Communications Corp.
              7.625%, 06/15/12............       220,000
    300,000   Landesbank Baden-
              Wuerttemberg
              6.350%, 04/01/12............       345,877
     75,000   LDM Technologies
              10.750%, 01/15/07...........        77,813
    600,000   Lehman Brothers Holdings,
              Inc.
              4.000%, 01/22/08............       625,322
    300,000   Lehman Brothers Holdings,
              Inc.
              7.000%, 02/01/08............       349,735
    130,000   Lenfest Communications, Inc.
              8.375%, 11/01/05............       146,705
    200,000   Leslie's Poolmart
              10.375%, 07/15/08(a)........       200,000
     75,000   Levi Strauss & Co.
              7.000%, 11/01/06............        60,563
    195,000   Levi Strauss & Co.
              11.625%, 01/15/08...........       167,212
     80,000   Levi Strauss & Co.
              12.250%, 12/15/12...........        66,600
    410,000   Liberty Media Corp.
              3.750%, 02/15/30............       254,200
    400,000   Liberty Media Corp.
              4.000%, 11/15/29............       258,500
    100,000   Liberty Media Corp.
              8.250%, 02/01/30............       115,423
    480,000   Lockheed Martin Corp.
              8.500%, 12/01/29............       652,413
    600,000   Loews Corp.
              7.625%, 06/01/23............       622,630
  1,574,591   Long Beach Asset Holdings
              Corp.
              1.700%, 06/25/03(a)(e)......     1,574,528

Principal
Amount                                         Value
--------------------------------------------------------
$    50,000   Lowe's Cos., Inc.
              8.250%, 06/01/10............  $     62,932
     25,000   Ltd Brands
              6.125%, 12/01/12............        27,623
     75,000   Lyondell Chemical Co.
              9.500%, 12/15/08............        71,250
    200,000   Magnum Hunter Resources,
              Inc.
              9.600%, 03/15/12............       220,000
    100,000   Mail Well I Corp.
              9.625%, 03/15/12............       105,250
    100,000   Mail-Well, Inc.
              8.750%, 12/15/08............        94,500
     10,000   Marathon Oil Corp.
              6.125%, 03/15/12............        11,212
    100,000   Marsh & McLennan Cos., Inc.
              3.625%, 02/15/08............       102,945
     25,000   Marshall & Ilsley Bank
              4.125%, 09/04/07............        26,134
     25,000   Marshall & Ilsley Bank
              5.250%, 09/04/12............        26,868
     50,000   Masco Corp.
              5.875%, 07/15/12............        55,526
     40,000   May Department Stores Co.
              (The)
              8.000%, 07/15/12............        49,693
     30,000   May Department Stores Co.
              (The)
              8.750%, 05/15/29............        39,702
     30,000   MBNA America Bank
              7.125%, 11/15/12............        35,145
    100,000   MBNA Corp.
              6.125%, 03/01/13............       108,765
     15,000   MBNA Corp.
              7.500%, 03/15/12............        17,780
     20,000   McDonald's Corp.
              5.750%, 03/01/12............        22,184
     50,000   MeadWestvaco Corp.
              6.800%, 11/15/32............        54,677

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   360,000   MeadWestvaco Corp.
              6.850%, 04/01/12............  $    415,569
    175,000   Mediacom Broadband LLC
              11.000%, 07/15/13...........       194,687
    150,000   Mellon Funding Corp.
              4.875%, 06/15/07............       161,689
    150,000   MeriStar Hospitality Corp.
              9.125%, 01/15/11............       147,000
     25,000   Merrill Lynch & Co., Inc.
              4.000%, 11/15/07............        25,963
    100,000   Merrill Lynch & Co., Inc.
              6.000%, 02/17/09............       112,416
    300,000   Merrill Lynch & Co., Inc.
              6.875%, 11/15/18............       366,565
  1,540,712   Mesa Trust Asset Backed
              Certificates
              1.720%, 06/25/03(a)(e)......     1,544,323
     50,000   MetLife, Inc.
              5.250%, 12/01/06............        54,639
  1,000,000   Metris Master Trust
              2.400%, 06/20/03(e).........       805,207
    250,000   MGM Mirage
              9.750%, 06/01/07............       283,750
     50,000   Michigan Consolidated Gas
              5.700%, 03/15/33............        52,200
     50,000   Midamerican Energy Co.
              6.750%, 12/30/31............        59,185
     80,000   MidAmerican Energy Holdings
              Co.
              3.500%, 05/15/08(a).........        80,430
    175,000   Millar Western Forest
              Products Ltd Yankee-Dollar
              9.875%, 05/15/08............       182,000
    150,000   Millennium America, Inc.
              9.250%, 06/15/08............       161,250
    100,000   Mirant Americas Generation
              LLC
              7.625%, 05/01/06............        77,000

Principal
Amount                                         Value
--------------------------------------------------------
$   125,000   Mirant Americas Generation
              Llc
              9.125%, 05/01/31............  $     71,875
     25,000   Mirant Corp.
              2.500%, 06/15/21............        17,406
     75,000   Mirant Corp.
              7.400%, 07/15/04(a).........        55,875
  1,375,000   Morgan Stanley
              4.250%, 05/15/10............     1,415,275
    150,000   Morgan Stanley
              5.300%, 03/01/13............       159,427
     25,000   Morgan Stanley
              5.800%, 04/01/07............        27,609
    700,000   Morgan Stanley
              6.100%, 04/15/06............       770,625
     25,000   Morgan Stanley
              6.600%, 04/01/12............        28,885
     25,000   Morgan Stanley
              7.250%, 04/01/32............        30,649
    200,000   Morgan Stanley Dean Witter
              Capital I
              5.160%, 12/15/35............       218,059
    200,000   Motorola, Inc.
              6.750%, 02/01/06............       218,000
     25,000   Murphy Oil Corp.
              6.375%, 05/01/12............        28,815
     50,000   Muzak LLC/Muzak Finance
              Corp.
              10.000%, 02/15/09(a)........        52,375
  2,000,000   Nabisco, Inc.
              6.850%, 06/15/05............     2,153,218
     10,000   Nabors Industries, Inc.
              5.375%, 08/15/12............        10,858
     50,000   National City Bank (Indiana)
              4.250%, 07/01/18............        48,848
    475,000   National Corp.
              19.000%, 01/01/10...........       416,147
     25,000   National Fuel Gas Co.
              5.250%, 03/01/13............        26,003

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   205,000   National Rural Utilities
              Cooperative Finance
              6.500%, 03/01/07............  $    232,241
     30,000   National Rural Utilities
              Cooperative Finance
              7.250%, 03/01/12............        35,921
     70,000   National Rural Utilities
              Cooperative Finance
              8.000%, 03/01/32............        90,277
  1,000,000   Nationslink Funding Corp.
              6.867%, 01/22/26............     1,143,249
     25,000   Newell Rubbermaid, Inc.
              6.000%, 03/15/07............        27,358
     25,000   Newell Rubbermaid, Inc.
              6.750%, 03/15/12............        29,198
     25,000   News America Holdings
              8.000%, 10/17/16............        31,876
    140,000   News America Holdings
              8.875%, 04/26/23............       178,973
    320,000   News America, Inc.
              6.625%, 01/09/08............       364,709
    290,000   News America, Inc.
              7.125%, 04/08/28............       322,897
    290,000   News America, Inc.
              7.625%, 11/30/28............       341,841
    190,000   News America, Inc.
              6.550%, 03/15/33(a).........       202,103
    825,000   Nexfor, Inc. Yankee-Dollar
              7.250%, 07/01/12............       937,019
     25,000   Nextel Communications, Inc.
              9.375%, 11/15/09............        26,844
    750,000   Nextel Communications, Inc.
              9.750%, 10/31/07(e).........       776,250
    250,000   Nextmedia Operating, Inc.
              10.750%, 07/01/11...........       280,000
  2,000,000   Niagara Mohawk Power Corp.
              7.750%, 05/15/06............     2,289,838
  1,050,000   Niagara Mohawk Power Corp.
              7.750%, 10/01/08............     1,257,973

Principal
Amount                                         Value
--------------------------------------------------------
$   900,000   Niagara Mohawk Power Corp.
              0.000%, 07/01/03(g).........  $    943,560
    875,000   Nisource Finance Corp.
              7.500%, 11/15/03............       891,394
     70,000   Nisource Finance Corp.
              7.625%, 11/15/05............        76,534
     75,000   NMHG Holding Co.
              10.000%, 05/15/09...........        82,500
    200,000   Norfolk Southern Corp.
              8.375%, 05/15/05............       222,242
     50,000   Nortek Holdings, Inc.
              8.875%, 08/01/08............        52,188
    150,000   Northrop Grumman Corp.
              7.750%, 02/15/31............       192,414
    250,000   Noveon, Inc.
              11.000%, 02/28/11...........       283,750
     30,000   Nucor Corp.
              4.875%, 10/01/12............        31,117
    100,000   Occidental Petroleum Corp.
              6.750%, 01/15/12............       118,918
     20,000   Ocean Energy, Inc.
              4.375%, 10/01/07............        21,030
     50,000   OM Group, Inc.
              9.250%, 12/15/11............        48,750
     60,000   Oncor Electric Delivery Co.
              7.000%, 09/01/22............        66,918
    100,000   Oncor Electric Delivery Co.
              7.000%, 05/01/32............       114,838
    390,000   Oncor Electric Delivery
              Co.(a)
              6.375%, 01/15/15............       442,426
    874,730   Onyx Acceptance Grantor
              Trust
              4.650%, 06/15/05............       881,215
     50,000   Pacific Bell
              7.125%, 03/15/26............        59,936
     50,000   Park Place Entertainment
              Corp.
              8.875%, 09/15/08............        55,125

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   300,000   Park Place Entertainment
              Corp.
              9.375%, 02/15/07............  $    332,250
     50,000   Peco Energy Co.
              3.500%, 05/01/08............        51,417
    200,000   Pemex Project Funding Master
              Trust
              8.500%, 02/15/08............       233,500
     50,000   Pemex Project Funding Master
              Trust
              8.625%, 02/01/22............        57,125
     10,000   PepsiAmericas, Inc.
              3.875%, 09/12/07............        10,343
    100,000   Petco Animal Supplies, Inc.
              10.750%, 11/01/11...........       114,000
     25,000   Petro Stopping Centers
              LP/Petro Financial Corp.
              10.500%, 02/01/07...........        24,875
     25,000   Petro-Canada Yankee-Dollar
              4.000%, 07/15/13............        24,314
     50,000   Petro-Canada Yankee-Dollar
              5.350%, 07/15/33............        47,794
    125,000   Pioneer Natural Resources
              Co.
              6.500%, 01/15/08............       136,140
     50,000   Pitney Bowes, Inc.
              4.625%, 10/01/12............        52,274
     25,000   Pitney Bowes, Inc.
              4.750%, 05/15/18............        25,507
    295,000   Plastipak Holdings, Inc.
              10.750%, 09/01/11...........       315,650
     75,000   Pliant Corp.
              11.125%, 09/01/09(a)........        79,688
    500,000   PNC Funding Corp.
              5.750%, 08/01/06............       551,672
    250,000   Pogo Producing Co.
              8.250%, 04/15/11............       276,875
     80,000   PPL Electric Utilities Corp.
              6.250%, 08/15/09............        92,072

Principal
Amount                                         Value
--------------------------------------------------------
$   100,000   PPL Energy Supply LLC
              6.400%, 11/01/11............  $    111,014
     25,000   Praxair, Inc.
              3.950%, 06/01/13............        24,676
     40,000   Praxair, Inc.
              6.375%, 04/01/12............        46,587
    200,000   Pride International, Inc.
              10.000%, 06/01/09...........       219,000
    100,000   Prime Hospitality Corp.
              8.375%, 05/01/12............        96,000
     25,000   Procter & Gamble Co.
              4.750%, 06/15/07............        27,069
    200,000   Procter & Gamble Co.
              6.875%, 09/15/09............       242,540
     20,000   Progress Energy, Inc.
              6.050%, 04/15/07............        22,071
    150,000   Progress Energy, Inc.
              6.750%, 03/01/06............       166,705
     25,000   Progressive Corp. (The)
              6.250%, 12/01/32............        27,834
     30,000   Prologis
              5.500%, 03/01/13............        32,020
  2,550,000   Provident
              3.799%, 08/25/33............     2,588,250
  2,363,131   Provident Bank Home Equity
              Loan Trust
              1.590%, 06/25/03(e).........     2,360,108
  1,280,000   Providian Master Trust
              7.490%, 08/17/09............     1,335,140
     20,000   Prudential Financial, Inc.
              3.750%, 05/01/08............        20,596
     20,000   Prudential Financial, Inc.
              5.750%, 07/15/33............        19,850
     40,000   PSEG Energy Holdings, Inc.
              7.750%, 04/16/07(a).........        42,300
    150,000   PSEG Power LLC
              7.750%, 04/15/11............       178,980
     35,000   Public Service Co. of
              Colorado
              7.875%, 10/01/12............        44,064

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$    25,000   Pulte Homes, Inc.
              6.375%, 05/15/33............  $     25,215
     20,000   Pulte Homes, Inc.
              7.875%, 06/15/32............        23,869
    450,000   Qwest Corp.
              8.875%, 03/15/12(a).........       502,875
    150,000   Qwest Services Corp.
              13.500%, 12/15/10(a)........       169,500
    680,000   R.J. Reynolds Tobacco
              Holdings, Inc.
              7.750%, 05/15/06............       699,550
  1,170,000   R.J. Reynolds Tobacco
              Holdings, Inc.
              7.875%, 05/15/09............     1,168,245
     20,000   Radian Group, Inc.
              5.625%, 02/15/13(a).........        20,996
    225,000   Radio One, Inc.
              8.875%, 07/01/11............       247,500
     50,000   Radnor Holdings Corp.
              11.000%, 03/15/10(a)........        51,375
    400,000   Raytheon Co. 6.750%,
              08/15/07....................       452,777
    100,000   Redwood Capital II Ltd.
              4.290%, 07/01/03(a)(e)......        99,893
     10,000   Regency Centers LP
              6.750%, 01/15/12............        11,366
     30,000   Regions Financial Corp.
              6.375%, 05/15/12............        34,691
    125,000   Reliant Resources, Inc.
              9.500%, 07/15/13(a).........       125,938
     50,000   Remington Products
              11.000%, 05/15/06...........        50,250
     25,000   Republic Services, Inc.
              6.750%, 08/15/11............        28,972
    724,528   Residential Asset Mortgage
              Products, Inc.
              2.260%, 04/25/03(e).........       715,297
    194,680   Residential Asset Securities
              Corp.
              6.320%, 04/25/30............       206,777

Principal
Amount                                         Value
--------------------------------------------------------
$ 2,424,577   Residential Asset Securities
              Corp.
              1.620%, 06/25/03(e).........  $  2,424,171
    125,000   Resolution Funding Corp.
              8.875%, 07/15/20............       186,250
     75,000   Resolution Performance
              Products LLC/RPP Capital
              Corp.
              9.500%, 04/15/10............        78,000
    125,000   RH Donnelley Finance Corp. I
              10.875%, 12/15/12(a)........       145,625
     75,000   Rhodia SA
              7.625%, 06/01/10(a).........        79,313
     25,000   Rio Tinto Finance USA Ltd.
              2.625%, 09/30/08............        24,542
    150,000   Rite Aid Corp.
              11.250%, 07/01/08...........       161,250
    150,000   Rite Aid Corp.
              6.125%, 12/15/08(a)(e)......       135,000
    250,000   Riverwood International
              Corp.
              10.625%, 08/01/07...........       259,375
     20,000   Rouse Co. (The)
              7.200%, 09/15/12............        22,962
    100,000   Royal Kpn Nv
              8.000%, 10/01/10............       123,796
     10,000   Safeco Capital Trust I
              8.072%, 07/15/37............        11,578
     60,000   Safeco Corp.
              4.875%, 02/01/10............        63,433
  1,050,000   Safeway, Inc.
              7.250%, 02/01/31............     1,182,631
    459,219   Sail Net Interest Margin
              Notes
              7.750%, 04/27/33(a).........       456,914
    175,000   Saks, Inc.
              7.375%, 02/15/19............       166,250
    150,000   Sanmina-SCI Corp.
              0.000%, 09/12/20(c)(g)......        72,000

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$    25,000   Sara Lee Corp.
              6.125%, 11/01/32............  $     27,454
     50,000   Sara Lee Corp.
              6.250%, 09/15/11............        57,867
  1,000,000   SB Treasury Co. LLC
              9.400%, 06/30/08(a)(e)......     1,100,000
    200,000   SBA Communications Corp.
              10.250%, 02/01/09(e)........       184,000
    500,000   SBC Communications, Inc.
              5.750%, 05/02/06............       552,207
     25,000   Scripps Co. (E.W.)
              5.750%, 07/15/12............        28,128
    125,000   Seagate Technology Hdd
              Holdings
              8.000%, 05/15/09............       135,313
    200,000   Sears Roebuck Acceptance
              7.000%, 02/01/11............       231,870
    850,000   Sears Roebuck Acceptance
              7.000%, 06/01/32............       950,765
    150,000   Sequa Corp.
              9.000%, 08/01/09............       159,000
    100,000   Simon Property Group LP
              6.375%, 11/15/07............       111,568
     50,000   Simon Property Group LP
              4.875%, 03/18/10(a).........        51,997
    150,000   SITEL Corp.
              9.250%, 03/15/06............       142,500
     50,000   SLM Corp.
              5.625%, 04/10/07............        55,494
     60,000   Sonat, Inc.
              7.625%, 07/15/11............        54,600
     50,000   South Carolina Electric &
              Gas
              5.300%, 05/15/33............        49,572
    100,000   Southern Co. Capital
              Funding, Inc.
              5.300%, 02/01/07............       108,024
     60,000   Southern Natural Gas Co.
              8.000%, 03/01/32............        64,875

Principal
Amount                                         Value
--------------------------------------------------------
$    20,000   Southern Union Co.
              7.600%, 02/01/24............  $     22,549
     30,000   Southwest Airlines Co.
              5.496%, 11/01/06............        32,549
    200,000   Sovereign Bancorp, Inc.
              10.500%, 11/15/06...........       240,270
     25,000   Spectrasite, Inc.
              8.250%, 05/15/10(a).........        26,000
     50,000   Sprint Capital Corp.
              6.000%, 01/15/07............        53,732
    350,000   Sprint Capital Corp.
              6.875%, 11/15/28............       351,132
    100,000   Sprint Capital Corp.
              7.125%, 01/30/06............       109,443
  2,425,000   Sprint Capital Corp.
              8.375%, 03/15/12............     2,903,494
    500,000   Sprint Capital Corp.
              8.750%, 03/15/32............       598,512
    120,000   Sprint Capital Corp.
              8.375%, 03/15/12(a).........       143,678
     50,000   St. Paul Cos.
              8.125%, 04/15/10............        61,509
    175,000   Starwood Hotels & Resorts
              Worldwide
              7.875%, 05/01/12............       191,625
    225,000   Station Casinos, Inc.
              9.875%, 07/01/10............       247,500
    250,000   Stone Energy Corp.
              8.250%, 12/15/11............       263,750
     50,000   Sumitomo Mitsui Banking
              Corp. (New York)
              8.000%, 06/15/12............        61,417
     25,000   Suncor Energy, Inc.
              Yankee-Dollar
              7.150%, 02/01/32............        31,047
    135,000   SunTrust Bank
              7.250%, 09/15/06............       156,767
     30,000   SUPERVALU, Inc.
              7.500%, 05/15/12............        34,205

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   400,000   Swiss Bank Corp. NY
              7.500%, 07/15/25............  $    509,259
    125,000   Sybron Dental Specialties,
              Inc.
              8.125%, 06/15/12............       131,875
    245,148   System Energy Resources,
              Inc.
              7.430%, 01/15/11............       255,721
     30,000   Target Corp.
              5.400%, 10/01/08............        33,616
    200,000   Target Corp.
              5.500%, 04/01/07............       219,794
     50,000   Target Corp.
              7.000%, 07/15/31............        59,841
  1,560,000   TCI Communications Finance
              9.650%, 03/31/27............     1,856,400
     25,000   Tekni-Plex, Inc.
              12.750%, 06/15/10...........        24,375
    800,000   Tele-Communications-TCI
              Group
              7.875%, 08/01/13............       968,974
     49,000   TeleCorp PCS, Inc.
              10.625%, 07/15/10...........        59,168
     25,000   Temple-Inland, Inc.
              7.875%, 05/01/12............        29,820
    125,000   Tenet Healthcare Corp.
              6.875%, 11/15/31............       110,000
    340,000   Tenet Healthcare Corp.
              7.375%, 02/01/13............       328,100
     10,000   Tennessee Gas Pipeline Co.
              8.375%, 06/15/32............        10,875
     50,000   Tennessee Valley Authority
              6.250%, 12/15/17............        59,753
    250,000   Terex Corp.
              10.375%, 04/01/11...........       276,250
     25,000   Texas Gas Transmission Corp.
              4.600%, 06/01/15(a).........        24,931
  1,425,000   Textron Financial Corp.
              2.750%, 06/01/06............     1,422,901

Principal
Amount                                         Value
--------------------------------------------------------
$    80,000   Textron Financial Corp.
              6.000%, 11/20/09............  $     87,633
     10,000   Time Warner Entertainment
              Co. LP
              8.375%, 07/15/33............        12,935
    100,000   Time Warner, Inc.
              9.125%, 01/15/13............       128,075
    150,000   Time Warner, Inc.
              9.150%, 02/01/23............       189,605
     25,000   Timken Co.
              5.750%, 02/15/10............        26,320
    250,000   Toyota Auto Receivables
              Owner Trust
              2.650%, 11/15/06............       253,889
     25,000   Toyota Motor Credit Corp.
              5.500%, 12/15/08............        28,301
     25,000   Toys "R" US, Inc.
              7.875%, 04/15/13............        26,893
    200,000   Transocean, Inc.
              6.625%, 04/15/11............       231,688
    250,000   Triad Hospitals, Inc.
              8.750%, 05/01/09............       265,937
    100,000   TRW Automotive, Inc.
              9.375%, 02/15/13(a).........       108,500
    360,000   Tyco International Group SA
              Yankee-Dollar
              7.000%, 06/15/28............       363,600
     20,000   Tyson Foods, Inc.
              6.625%, 10/01/04............        20,731
     20,000   Tyson Foods, Inc.
              7.250%, 10/01/06............        22,335
     70,000   Tyson Foods, Inc.
              8.250%, 10/01/11............        82,881
    370,000   UBS Preferred Funding Trust
              I
              8.622%, 10/01/10(e).........       473,112
    125,000   UFJ Bank Ltd. (NY)
              7.400%, 06/15/11............       140,159
     50,000   Unilever Capital Corp.
              5.900%, 11/15/32............        53,836

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$    65,000   Union Oil Co. of California
              5.050%, 10/01/12............  $     67,963
     10,000   Union Pacific Corp.
              6.500%, 04/15/12............        11,564
    200,000   Union Pacific Corp.
              6.700%, 12/01/06............       224,929
     50,000   Union Planters Bank NA
              5.125%, 06/15/07............        53,853
    225,000   Unisys Corp.
              8.125%, 06/01/06............       240,750
    196,315   United Airlines, Inc.
              7.186%, 04/01/11............       167,748
    200,000   United Industries Corp.
              9.875%, 04/01/09............       211,000
    100,000   United Industries Corp.
              9.875%, 04/01/09(a).........       105,500
     50,000   United Technologies Corp.
              4.875%, 11/01/06............        53,839
     50,000   United Technologies Corp.
              7.500%, 09/15/29............        64,794
  1,425,000   United Utilities Plc
              Yankee-Dollar
              4.550%, 06/19/18............     1,360,872
     30,000   Unitedhealth Group, Inc.
              4.875%, 04/01/13............        31,408
    300,000   US Bancorp
              3.125%, 03/15/08............       302,657
    330,000   US Bancorp-Old
              6.750%, 10/15/05............       364,513
     50,000   US Bank National Association
              6.300%, 02/04/14............        58,514
    935,000   Valero Energy Corp.
              4.750%, 06/15/13............       914,102
    100,000   Valero Energy Corp.
              6.875%, 04/15/12............       113,357
     85,000   Valero Energy Corp.
              7.500%, 04/15/32............        96,355
     50,000   Valspar Corp.
              6.000%, 05/01/07............        54,367

Principal
Amount                                         Value
--------------------------------------------------------
$   250,000   Vanguard Health Systems,
              Inc.
              9.750%, 08/01/11............  $    248,750
    150,000   Venetian Casino Resort LLC
              11.000%, 06/15/10...........       169,125
    100,000   Verizon Florida, Inc.
              6.125%, 01/15/13............       113,229
  1,590,000   Verizon Global Funding Corp.
              6.875%, 06/15/12............     1,877,203
    500,000   Verizon Global Funding Corp.
              7.750%, 12/01/30............       633,239
    100,000   Verizon Maryland, Inc.
              6.125%, 03/01/12............       113,384
     30,000   Verizon/New England
              6.500%, 09/15/11............        34,810
    250,000   Viacom, Inc.
              5.625%, 05/01/07............       278,222
    305,000   Viacom, Inc.
              5.625%, 08/15/12............       338,844
  1,500,000   Viacom, Inc.
              6.625%, 05/15/11............     1,769,442
    125,000   Vicar Operating, Inc.
              9.875%, 12/01/09............       136,875
    200,000   Vintage Petroleum, Inc.
              9.750%, 06/30/09............       215,000
    200,000   Virginia Electric and Power
              Co.
              4.750%, 03/01/13............       207,414
     25,000   Virginia Electric and Power
              Co.
              5.375%, 02/01/07............        27,302
    200,000   Vodafone Group Plc
              7.750%, 02/15/10............       246,086
  2,700,000   Wachovia Asset
              Securitization, Inc.
              1.690%, 06/25/03(e).........     2,709,874
    450,000   Wal-Mart Stores, Inc.
              4.550%, 05/01/13............       468,120
    500,000   Wal-Mart Stores, Inc.
              6.875%, 08/10/09............       601,779

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   200,000   Walt Disney Co.
              4.500%, 09/15/04............  $    207,139
     25,000   Walt Disney Co.
              6.375%, 03/01/12............        28,497
     15,000   Walt Disney Co.
              7.000%, 03/01/32............        17,452
    250,000   Washington Mutual Bank FA
              6.875%, 06/15/11............       298,273
    200,000   Washington Mutual Financial
              Corp.
              6.250%, 05/15/06............       221,304
  1,500,000   Washington Mutual Financial
              Corp.
              6.875%, 05/15/11............     1,778,537
     25,000   Washington Mutual, Inc.
              4.375%, 01/15/08............        26,456
    100,000   Waste Management, Inc.
              6.500%, 11/15/08............       114,334
  1,980,000   Waste Management, Inc.
              7.000%, 07/15/28............     2,257,305
    100,000   Waste Management, Inc.
              7.375%, 08/01/10............       119,993
    850,000   Waste Management, Inc.
              7.375%, 05/15/29............     1,003,746
     40,000   Waste Management, Inc.
              7.750%, 05/15/32............        50,131
     50,000   Wells Fargo & Co.
              4.800%, 07/29/05............        53,242
    600,000   Wells Fargo & Co.
              5.900%, 05/21/06............       663,212
     30,000   Wells Fargo Capital I
              7.960%, 12/15/26............        35,778
    250,000   Western Gas Resources, Inc.
              10.000%, 06/15/09...........       272,500
    125,000   Westport Resources Corp.
              8.250%, 11/01/11............       136,875
     30,000   Weyerhaeuser Co.
              5.500%, 03/15/05............        31,738

Principal
Amount                                         Value
--------------------------------------------------------
$   150,000   Weyerhaeuser Co.
              5.950%, 11/01/08............  $    167,826
     30,000   Weyerhaeuser Co.
              6.125%, 03/15/07............        33,186
    230,000   Weyerhaeuser Co.
              6.750%, 03/15/12............       261,096
    150,000   Weyerhaeuser Co.
              7.375%, 03/15/32............       172,428
    150,000   WFS Financial Owner Trust
              2.740%, 09/20/10............       152,844
    150,000   Williams Cos., Inc.
              7.625%, 07/15/19............       145,500
  1,000,000   Williams Cos., Inc.
              7.750%, 06/15/31............       965,000
    200,000   Williams Cos., Inc.
              7.875%, 09/01/21............       195,000
    125,000   Williams Cos., Inc.
              8.625%, 06/01/10............       130,625
    165,000   Williams Cos., Inc.
              8.750%, 03/15/32............       171,600
    450,000   Williams Cos., Inc.
              6.750%, 07/15/03(e).........       443,250
    150,000   Winsloew Furniture, Inc.
              12.750%, 08/15/07...........        88,875
     30,000   Wisconsin Electric Power
              4.500%, 05/15/13............        30,771
    940,000   WMC Finance USA
              5.125%, 05/15/13(a).........       970,448
    158,000   WorldCom, Inc. -- WorldCom
              Group
              7.500%, 05/15/11(a).........        46,610
    440,000   WorldCom, Inc. -- WorldCom
              Group
              8.250%, 05/15/31(a).........       129,800
     50,000   Wyeth
              5.250%, 03/15/13............        52,835

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   200,000   Wyeth
              6.250%, 03/15/06............  $    221,767
    250,000   Young Broadcasting, Inc.
              10.000%, 03/01/11...........       270,625
                                            ------------
                                             217,805,861
                                            ------------
TOTAL U.S. CORPORATE OBLIGATIONS
  (Cost $234,367,549).....................   249,067,117
                                            ------------
U.S. GOVERNMENT AND AGENCY
  OBLIGATIONS -- 58.7%
U.S. Government Agency Mortgage Backed
Obligations -- 34.4%
    100,000   Federal Home Loan Mortgage
              Corp. 2.375%, 05/19/06......       101,061
  1,000,000   Federal Home Loan Mortgage
              Corp.
              2.750%, 03/15/08............     1,008,445
    200,000   Federal Home Loan Mortgage
              Corp.
              2.875%, 09/26/05............       200,860
    150,000   Federal Home Loan Mortgage
              Corp.
              3.125%, 06/30/06............       151,450
    250,000   Federal Home Loan Mortgage
              Corp.
              3.125%, 12/16/08............       252,011
    250,000   Federal Home Loan Mortgage
              Corp.
              3.670%, 02/12/08............       253,519
    200,000   Federal Home Loan Mortgage
              Corp.
              4.000%, 10/29/07............       205,458
    100,000   Federal Home Loan Mortgage
              Corp.
              4.050%, 06/21/05............       102,848
    200,000   Federal Home Loan Mortgage
              Corp.
              4.250%, 03/24/06............       203,032
     50,000   Federal Home Loan Mortgage
              Corp.
              4.250%, 05/22/13............        50,539

Principal
Amount                                         Value
--------------------------------------------------------
$   500,000   Federal Home Loan Mortgage
              Corp.
              4.500%, 07/23/07............  $    516,244
    750,000   Federal Home Loan Mortgage
              Corp.
              4.500%, 01/15/13............       787,865
    150,000   Federal Home Loan Mortgage
              Corp.
              4.750%, 10/11/12............       154,879
    500,000   Federal Home Loan Mortgage
              Corp.
              5.125%, 10/15/08............       558,651
    150,000   Federal Home Loan Mortgage
              Corp.
              5.125%, 08/20/12............       155,090
    100,000   Federal Home Loan Mortgage
              Corp.
              5.125%, 05/13/13............       101,356
    800,000   Federal Home Loan Mortgage
              Corp.
              5.500%, 07/15/06............       885,310
    600,000   Federal Home Loan Mortgage
              Corp.
              6.000%, 06/15/11............       700,730
     53,040   Federal Home Loan Mortgage
              Corp.
              6.000%, 05/01/16............        55,162
     46,156   Federal Home Loan Mortgage
              Corp.
              6.000%, 05/01/16............        48,003
     86,069   Federal Home Loan Mortgage
              Corp.
              6.000%, 05/01/16............        89,513
     82,410   Federal Home Loan Mortgage
              Corp.
              6.000%, 05/01/16............        85,708
    379,911   Federal Home Loan Mortgage
              Corp.
              6.000%, 05/01/16............       395,231

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$    28,860   Federal Home Loan Mortgage
              Corp.
              6.000%, 06/01/16............  $     30,015
     86,017   Federal Home Loan Mortgage
              Corp.
              6.000%, 06/01/16............        89,459
     57,653   Federal Home Loan Mortgage
              Corp.
              6.000%, 06/01/16............        59,960
    294,475   Federal Home Loan Mortgage
              Corp.
              6.000%, 07/01/16............       306,350
    333,395   Federal Home Loan Mortgage
              Corp.
              6.000%, 07/01/16............       346,736
    462,377   Federal Home Loan Mortgage
              Corp.
              6.000%, 07/01/16............       480,880
  5,684,372   Federal Home Loan Mortgage
              Corp.
              6.000%, 08/01/17............     5,911,348
  2,285,919   Federal Home Loan Mortgage
              Corp.
              6.000%, 09/01/28............     2,373,323
  4,503,412   Federal Home Loan Mortgage
              Corp.
              6.000%, 12/01/32............     4,669,318
    400,000   Federal Home Loan Mortgage
              Corp.
              6.250%, 07/15/32............       470,650
  3,220,555   Federal Home Loan Mortgage
              Corp.
              6.500%, 05/01/29............     3,354,806
    395,789   Federal Home Loan Mortgage
              Corp.
              6.500%, 10/01/31............       411,864
    528,378   Federal Home Loan Mortgage
              Corp.
              6.500%, 04/01/32............       549,856

Principal
Amount                                         Value
--------------------------------------------------------
$ 3,175,545   Federal Home Loan Mortgage
              Corp.
              6.500%, 05/01/32............  $  3,304,624
    269,764   Federal Home Loan Mortgage
              Corp.
              6.500%, 06/01/32............       280,729
  3,000,000   Federal Home Loan Mortgage
              Corp.
              6.875%, 09/15/10............     3,669,387
    631,708   Federal Home Loan Mortgage
              Corp.
              7.000%, 04/01/29............       662,613
    189,294   Federal Home Loan Mortgage
              Corp.
              7.000%, 04/01/29............       198,555
     49,465   Federal Home Loan Mortgage
              Corp.
              7.000%, 04/01/29............        51,885
     69,693   Federal Home Loan Mortgage
              Corp.
              7.000%, 05/01/30............        73,081
     26,852   Federal Home Loan Mortgage
              Corp.
              7.000%, 11/01/30............        28,157
     35,066   Federal Home Loan Mortgage
              Corp.
              7.000%, 12/01/30............        36,770
     10,678   Federal Home Loan Mortgage
              Corp.
              7.000%, 02/01/31............        11,195
      5,874   Federal Home Loan Mortgage
              Corp.
              7.000%, 02/01/31............         6,158
    368,389   Federal Home Loan Mortgage
              Corp.
              7.000%, 03/01/31............       386,214
     63,822   Federal Home Loan Mortgage
              Corp.
              7.000%, 04/01/31............        66,910

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   535,604   Federal Home Loan Mortgage
              Corp.
              7.000%, 02/01/32............  $    561,529
    297,578   Federal Home Loan Mortgage
              Corp.
              7.500%, 09/01/29............       316,412
     15,229   Federal Home Loan Mortgage
              Corp.
              7.500%, 01/01/30............        16,185
      8,931   Federal Home Loan Mortgage
              Corp.
              7.500%, 01/01/30............         9,496
    134,187   Federal Home Loan Mortgage
              Corp.
              7.500%, 05/01/30............       142,611
      5,259   Federal Home Loan Mortgage
              Corp.
              7.500%, 06/01/30............         5,589
     25,697   Federal Home Loan Mortgage
              Corp.
              7.500%, 06/01/30............        27,311
      2,559   Federal Home Loan Mortgage
              Corp.
              7.500%, 07/01/30............         2,720
     63,283   Federal Home Loan Mortgage
              Corp.
              7.500%, 09/01/30............        67,256
    128,472   Federal Home Loan Mortgage
              Corp.
              7.500%, 09/01/30............       136,537
     68,949   Federal Home Loan Mortgage
              Corp.
              7.500%, 09/01/30............        73,277
     52,668   Federal Home Loan Mortgage
              Corp.
              7.500%, 09/01/30............        55,975
      8,060   Federal Home Loan Mortgage
              Corp.
              7.500%, 10/01/30............         8,566

Principal
Amount                                         Value
--------------------------------------------------------
$   171,666   Federal Home Loan Mortgage
              Corp.
              7.500%, 11/01/30............  $    182,443
    119,584   Federal Home Loan Mortgage
              Corp.
              7.500%, 01/01/31............       127,091
      7,823   Federal Home Loan Mortgage
              Corp.
              7.500%, 02/01/31............         8,314
      7,359   Federal Home Loan Mortgage
              Corp.
              7.500%, 03/01/31............         7,821
     72,700   Federal Home Loan Mortgage
              Corp.
              7.500%, 04/01/31............        77,265
    229,215   Federal Home Loan Mortgage
              Corp.
              7.500%, 05/01/31............       243,605
    115,459   Federal Home Loan Mortgage
              Corp.
              8.000%, 07/01/30............       123,760
      1,064   Federal Home Loan Mortgage
              Corp.
              8.000%, 07/01/30............         1,141
     56,869   Federal Home Loan Mortgage
              Corp.
              8.000%, 08/01/30............        60,958
    534,809   Federal Home Loan Mortgage
              Corp.
              8.000%, 05/01/31............       573,262
  6,500,000   Federal Home Loan Mortgage
              Corp. TBA
              4.500%, 12/31/99............     6,634,063
  4,500,000   Federal Home Loan Mortgage
              Corp. TBA
              5.000%, 12/31/99............     4,646,250
 13,000,000   Federal Home Loan Mortgage
              Corp. TBA
              5.000%, 12/31/99............    13,207,194

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$ 6,000,000   Federal Home Loan Mortgage
              Corp. TBA
              5.500%, 12/31/99............  $  6,189,372
  8,500,000   Federal Home Loan Mortgage
              Corp. TBA
              6.500%, 12/31/99............     8,845,312
  3,000,000   Federal Home Loan Mortgage
              Corp. TBA
              7.000%, 12/31/99............     3,145,314
    200,000   Federal National Mortgage
              Association
              2.000%, 02/18/05............       201,115
    200,000   Federal National Mortgage
              Association
              2.020%, 02/28/05............       200,291
    100,000   Federal National Mortgage
              Association
              2.125%, 11/26/04............       100,396
    150,000   Federal National Mortgage
              Association
              2.125%, 11/07/05............       151,330
     50,000   Federal National Mortgage
              Association
              2.250%, 08/26/05............        50,390
    100,000   Federal National Mortgage
              Association
              2.375%, 07/21/05............       100,726
    150,000   Federal National Mortgage
              Association
              2.375%, 08/10/05............       151,201
     50,000   Federal National Mortgage
              Association
              2.600%, 11/05/04............        50,251
    500,000   Federal National Mortgage
              Association
              2.650%, 02/13/06............       503,967
    400,000   Federal National Mortgage
              Association
              2.750%, 11/14/05............       402,220

Principal
Amount                                         Value
--------------------------------------------------------
$   100,000   Federal National Mortgage
              Association
              2.875%, 12/02/05............  $    100,766
    200,000   Federal National Mortgage
              Association
              3.125%, 08/15/05............       200,508
    150,000   Federal National Mortgage
              Association
              3.750%, 12/26/07............       151,466
  1,000,000   Federal National Mortgage
              Association
              4.400%, 05/07/05............     1,011,496
  1,000,000   Federal National Mortgage
              Association
              5.250%, 03/22/07............     1,026,745
  1,800,000   Federal National Mortgage
              Association
              5.250%, 04/15/07............     2,000,484
  4,250,000   Federal National Mortgage
              Association
              5.500%, 02/15/06............     4,665,556
    100,000   Federal National Mortgage
              Association
              5.500%, 07/18/12............       105,708
  3,985,001   Federal National Mortgage
              Association
              5.500%, 01/01/18............     4,139,645
    500,000   Federal National Mortgage
              Association
              5.500%, 12/31/99............       518,737
    110,000   Federal National Mortgage
              Association
              5.750%, 02/15/08............       125,506
  1,361,795   Federal National Mortgage
              Association
              6.000%, 04/01/17............     1,421,376
    199,933   Federal National Mortgage
              Association
              6.000%, 10/01/27............       208,356

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$ 3,198,263   Federal National Mortgage
              Association
              6.000%, 09/01/29............  $  3,328,711
  1,805,779   Federal National Mortgage
              Association
              6.000%, 05/01/31............     1,877,355
  1,679,929   Federal National Mortgage
              Association
              6.000%, 05/01/31............     1,746,516
  2,186,137   Federal National Mortgage
              Association
              6.000%, 05/01/31............     2,272,789
  1,851,868   Federal National Mortgage
              Association
              6.000%, 02/01/32............     1,925,207
  3,000,000   Federal National Mortgage
              Association
              6.250%, 02/01/11............     3,459,672
     50,000   Federal National Mortgage
              Association
              6.250%, 02/17/11............        51,424
    400,000   Federal National Mortgage
              Association
              6.250%, 07/19/11............       418,385
  1,000,000   Federal National Mortgage
              Association
              6.500%, 08/15/04............     1,059,485
  1,145,385   Federal National Mortgage
              Association
              6.500%, 05/01/16............     1,208,311
    794,537   Federal National Mortgage
              Association
              6.500%, 06/01/16............       838,188
    358,199   Federal National Mortgage
              Association
              6.500%, 06/01/16............       377,878
  1,716,323   Federal National Mortgage
              Association
              6.500%, 09/01/27............     1,793,372

Principal
Amount                                         Value
--------------------------------------------------------
$   943,261   Federal National Mortgage
              Association
              6.500%, 09/01/27............  $    985,606
    530,018   Federal National Mortgage
              Association
              6.500%, 09/01/27............       553,812
    897,556   Federal National Mortgage
              Association
              6.500%, 09/01/27............       937,848
  2,815,311   Federal National Mortgage
              Association
              6.500%, 03/01/28............     2,939,858
  2,010,199   Federal National Mortgage
              Association
              6.500%, 06/01/29............     2,098,500
    259,245   Federal National Mortgage
              Association
              6.500%, 04/01/31............       270,348
    206,197   Federal National Mortgage
              Association
              6.500%, 05/01/31............       215,028
    821,237   Federal National Mortgage
              Association
              6.500%, 03/01/32............       856,413
    303,119   Federal National Mortgage
              Association
              6.500%, 06/01/32............       316,102
  2,404,866   Federal National Mortgage
              Association
              6.500%, 04/01/33............     2,507,825
    500,000   Federal National Mortgage
              Association
              6.625%, 09/15/09............       599,908
  1,797,547   Federal National Mortgage
              Association
              7.000%, 01/01/28............     1,897,295
  1,020,132   Federal National Mortgage
              Association
              7.000%, 03/01/28............     1,076,074

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   196,837   Federal National Mortgage
              Association
              7.000%, 03/01/28............  $    207,631
  1,499,801   Federal National Mortgage
              Association
              7.000%, 10/01/30............     1,579,869
 11,334,497   Federal National Mortgage
              Association
              7.000%, 04/01/32............    11,936,335
  2,566,155   Federal National Mortgage
              Association
              7.000%, 11/01/32............     2,702,410
  1,800,000   Federal National Mortgage
              Association
              7.250%, 05/15/30............     2,372,249
    524,590   Federal National Mortgage
              Association
              7.500%, 10/01/15............       561,570
  1,943,044   Federal National Mortgage
              Association
              7.500%, 03/01/31............     2,064,421
    972,491   Federal National Mortgage
              Association
              8.000%, 07/01/25............     1,061,762
     57,273   Federal National Mortgage
              Association
              8.500%, 12/01/26............        62,214
    132,827   Federal National Mortgage
              Association
              8.500%, 07/01/27............       143,717
  1,000,000   Federal National Mortgage
              Association TBA
              4.500%, 12/31/99............     1,020,000
  2,000,000   Federal National Mortgage
              Association TBA
              4.500%, 12/31/99............     2,033,594
  2,250,000   Federal National Mortgage
              Association TBA
              5.000%, 12/01/99............     2,285,860

Principal
Amount                                         Value
--------------------------------------------------------
$ 5,980,000   Federal National Mortgage
              Association TBA
              5.000%, 12/31/99............  $  6,176,216
  3,000,000   Federal National Mortgage
              Association TBA
              5.500%, 12/01/99............     3,100,314
    100,000   Federal National Mortgage
              Association TBA
              6.000%, 12/31/99............       104,375
 11,000,000   Federal National Mortgage
              Association TBA
              6.000%, 12/31/99............    11,429,682
  2,000,000   Federal National Mortgage
              Association TBA
              7.000%, 12/31/99............     2,106,250
     77,651   Government National Mortgage
              Association
              6.000%, 12/15/31............        81,437
  3,337,890   Government National Mortgage
              Association
              6.000%, 01/15/32............     3,500,573
    714,023   Government National Mortgage
              Association
              6.000%, 01/15/32............       748,823
  1,574,209   Government National Mortgage
              Association
              6.000%, 01/15/32............     1,650,934
  1,039,779   Government National Mortgage
              Association
              6.000%, 02/15/32............     1,090,456
  2,115,781   Government National Mortgage
              Association
              6.000%, 01/15/33............     2,218,925
    818,669   Government National Mortgage
              Association
              6.500%, 08/15/28............       860,915
    107,767   Government National Mortgage
              Association
              6.500%, 08/15/28............       113,329

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$   125,371   Government National Mortgage
              Association
              6.500%, 09/15/28............  $    131,841
    704,437   Government National Mortgage
              Association
              6.500%, 06/15/31............       739,723
    188,110   Government National Mortgage
              Association
              6.500%, 06/15/31............       197,533
  1,348,437   Government National Mortgage
              Association
              6.500%, 10/15/31............     1,417,352
  2,532,938   Government National Mortgage
              Association
              6.500%, 06/15/32............     2,659,660
    231,934   Government National Mortgage
              Association
              6.500%, 06/15/32............       243,537
    202,789   Government National Mortgage
              Association
              6.500%, 06/15/32............       212,934
  2,799,707   Government National Mortgage
              Association
              6.500%, 08/15/32............     2,939,776
    375,743   Government National Mortgage
              Association
              6.500%, 10/15/32............       394,541
    706,976   Government National Mortgage
              Association
              6.500%, 11/15/32............       742,346
  1,775,906   Government National Mortgage
              Association
              6.500%, 01/15/33............     1,864,702
     11,898   Government National Mortgage
              Association
              7.000%, 01/15/23............        12,655
  1,333,718   Government National Mortgage
              Association
              7.000%, 04/15/23............     1,418,537

Principal
Amount                                         Value
--------------------------------------------------------
$    14,136   Government National Mortgage
              Association
              7.000%, 04/15/23............  $     15,035
     15,703   Government National Mortgage
              Association
              7.000%, 05/15/23............        16,701
    249,704   Government National Mortgage
              Association
              7.000%, 07/15/23............       265,584
    132,607   Government National Mortgage
              Association
              7.000%, 08/15/23............       141,041
     10,894   Government National Mortgage
              Association
              7.000%, 07/15/28............        11,523
     88,939   Government National Mortgage
              Association
              7.000%, 07/15/28............        94,077
    865,996   Government National Mortgage
              Association
              7.000%, 04/15/29............       915,326
    150,125   Government National Mortgage
              Association
              7.500%, 10/15/22............       160,811
      9,136   Government National Mortgage
              Association
              7.500%, 01/15/23............         9,781
     20,344   Government National Mortgage
              Association
              7.500%, 01/15/23............        21,779
     14,032   Government National Mortgage
              Association
              7.500%, 04/15/23............        15,022
    168,249   Government National Mortgage
              Association
              7.500%, 04/15/23............       180,121
     13,086   Government National Mortgage
              Association
              7.500%, 05/15/23............        14,009

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$    83,976   Government National Mortgage
              Association
              7.500%, 06/15/23............  $     89,901
     58,376   Government National Mortgage
              Association
              7.500%, 06/15/23............        62,495
     44,649   Government National Mortgage
              Association
              7.500%, 07/15/23............        47,799
     38,435   Government National Mortgage
              Association
              7.500%, 08/15/23............        41,147
      6,804   Government National Mortgage
              Association
              7.500%, 08/15/23............         7,278
    135,360   Government National Mortgage
              Association
              7.500%, 08/15/23............       144,912
    129,390   Government National Mortgage
              Association
              7.500%, 10/15/23............       138,520
     40,857   Government National Mortgage
              Association
              7.500%, 10/15/23............        43,739
     20,140   Government National Mortgage
              Association
              7.500%, 10/15/23............        21,561
     28,428   Government National Mortgage
              Association
              7.500%, 11/15/23............        30,433
     99,526   Government National Mortgage
              Association
              7.500%, 12/15/27............       106,237
      5,777   Government National Mortgage
              Association
              7.500%, 07/15/28............         6,144
     57,723   Government National Mortgage
              Association
              7.500%, 07/15/28............        61,394

Principal
Amount                                         Value
--------------------------------------------------------
$    52,043   Government National Mortgage
              Association
              7.500%, 07/15/28............  $     55,352
     45,253   Government National Mortgage
              Association
              7.500%, 07/15/28............        48,131
     15,630   Government National Mortgage
              Association
              7.500%, 10/15/28............        16,624
    160,850   Government National Mortgage
              Association
              7.500%, 03/15/29............       171,216
    268,482   Government National Mortgage
              Association
              7.500%, 09/15/29............       285,415
    121,775   Government National Mortgage
              Association
              8.000%, 10/15/29............       131,472
    167,705   Government National Mortgage
              Association
              8.000%, 06/15/30............       181,001
     80,760   Government National Mortgage
              Association
              8.000%, 07/15/30............        87,163
     53,799   Government National Mortgage
              Association
              8.000%, 07/15/30............        58,064
     49,061   Government National Mortgage
              Association
              8.000%, 07/15/30............        52,950
     14,513   Government National Mortgage
              Association
              8.000%, 07/15/30............        15,664
  3,000,000   Government National Mortgage
              Association TBA
              5.500%, 12/15/99............     3,113,438
  8,970,000   Government National Mortgage
              Association TBA
              6.000%, 12/15/99............     9,396,075

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$ 2,170,000   Government National Mortgage
              Association TBA
              6.000%, 12/15/99............  $  2,270,362
  1,500,000   Government National Mortgage
              Association TBA
              6.500%, 12/15/99............     1,575,000
    250,000   Student Loan Marketing
              Association
              2.125%, 04/25/05............       250,174
                                            ------------
                                             228,150,052
                                            ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
    200,000   Federal Farm Credit Bank
              2.375%, 10/01/04............       202,925
    150,000   Federal Farm Credit Bank
              2.500%, 11/15/05............       153,220
    100,000   Federal Farm Credit Bank
              3.000%, 04/15/08............       101,780
    500,000   Federal Home Loan Bank
              System
              2.125%, 12/12/05............       501,086
    500,000   Federal Home Loan Bank
              System
              2.250%, 05/20/05............       500,801
    500,000   Federal Home Loan Bank
              System
              3.250%, 08/15/05............       518,434
    750,000   Federal Home Loan Bank
              System
              3.875%, 12/15/04............       778,662
    800,000   Federal Home Loan Mortgage
              Corp.
              5.250%, 01/15/06............       870,872
  3,000,000   Federal Home Loan Mortgage
              Corp.
              6.783%, 08/18/05............     3,338,937
    800,000   Financing Corp. Fico
              0.010%, 11/30/17(c).........       395,410
                                            ------------
                                               7,362,127
                                            ------------

Principal
Amount                                         Value
--------------------------------------------------------
U.S. TREASURY BONDS -- 7.2%
$ 6,305,000   5.375%, 02/15/31............  $  7,099,777
  3,000,000   6.125%, 08/15/29............     3,665,742
  1,200,000   6.250%, 08/15/23............     1,469,906
  4,750,000   6.250%, 05/15/30............     5,913,380
  3,400,000   7.250%, 05/15/16............     4,521,735
  1,500,000   7.250%, 08/15/22............     2,032,324
  3,100,000   8.125%, 08/15/19............     4,483,496
    150,000   10.375%, 11/15/12...........       199,812
    800,000   12.000%, 08/15/13...........     1,162,593
    400,000   13.250%, 05/15/14...........       626,125
    279,950   3.375%, 04/15/32t...........       338,914
 10,137,314   3.625%, 04/15/28............    12,356,433
  3,141,947   3.875%, 04/15/29............     4,008,436
                                            ------------
                                              47,878,673
                                            ------------
U.S. TREASURY NOTES -- 15.2%
  3,240,995   5.500%, 05/01/33(f).........     3,348,162
    390,000   1.625%, 01/31/05(f).........       392,681
  4,000,000   1.625%, 03/31/05(f).........     4,027,500
  3,000,000   1.875%, 09/30/04(f).........     3,029,532
  1,000,000   2.000%, 11/30/04(f).........     1,011,875
  8,000,000   2.125%, 10/31/04(f).........     8,106,560
  1,000,000   2.250%, 07/31/04(f).........     1,012,930
  2,000,000   2.625%, 05/15/08(f).........     2,020,000
  1,000,000   3.000%, 11/15/07(f).........     1,031,484
  2,000,000   3.250%, 08/15/07(f).........     2,087,266
  1,650,000   3.500%, 11/15/06(f).........     1,739,268
 14,150,000   4.000%, 11/15/12(f).........    14,724,292
  5,700,000   4.375%, 05/15/07(f).........     6,192,514
  1,900,000   4.375%, 08/15/12(f).........     2,037,232
    530,000   4.625%, 05/15/06(f).........       574,532
  1,600,000   4.750%, 11/15/08(f).........     1,773,688
  5,685,000   4.875%, 02/15/12(f).........     6,319,230
  5,500,000   5.000%, 02/15/11(f).........     6,173,536
  5,000,000   5.000%, 08/15/11(f).........     5,608,595
    500,000   5.500%, 02/15/08(f).........       569,707

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$ 1,150,000   5.750%, 11/15/05(f).........  $  1,265,674
  2,000,000   5.875%, 11/15/04(f).........     2,128,516
  4,310,000   6.000%, 08/15/04(f).........     4,547,386
  5,000,000   6.500%, 02/15/10(f).........     6,065,820
  2,000,000   6.750%, 05/15/05(f).........     2,202,578
  1,000,000   6.875%, 05/15/06............     1,145,977
 10,000,000   7.000%, 07/15/06............    11,557,810
                                            ------------
                                             100,694,345
                                            ------------
U.S. TREASURY PRINCIPAL STRIP -- 0.8%
 18,130,000   United States Treasury Strip
              Principal
              6.125%, 11/15/27                 5,376,578
                                            ------------
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
  (Cost $371,817,114).....................   389,461,775
                                            ------------
  Shares
  ------
COMMON STOCKS -- 0.0%
Computers & Information -- 0.0%
        880   Globix Corp.*...............            18
      3,398   NTL, Inc.* .................             0
                                            ------------
                                                      18
                                            ------------
Telecommunications -- 0.0%
      6,886   Spectrasite, Inc.*..........       343,267
                                            ------------
TOTAL COMMON STOCKS
  (Cost $709,917).........................       343,285
                                            ------------

Shares                                         Value
--------------------------------------------------------
PREFERRED STOCKS -- 0.0%
      1,250   CSC Holdings, Inc. .........  $    128,750
      2,250   CSC Holdings, Inc. .........       232,312
        405   Digitalglobe, Inc. .........           304
          2   NTL Europe, Inc.* ..........             6
                                            ------------
TOTAL PREFERRED STOCKS
  (Cost $310,530).........................       361,372
                                            ------------
WARRANTS -- 0.0%
        115   American Tower Escrow
              Corp.(a) ...................         9,034
                                            ------------
TOTAL WARRANTS
  (Cost $7,954)...........................         9,034
                                            ------------
 Principal
  Amount
 ---------
PURCHASED OPTIONS -- 0.0%
$    17,500   Euro
              12/15/03 Strike 95.50.......            44
     90,000   Euro
              12/15/03 Strike 95.50.......           225
     27,500   Eurodollar Futures
              03/15/04....................        20,281
    130,000   Eurodollar Midcurve 1 Yr
              Ftrs
              09/12/03....................       119,600
      6,000   U S Treas Notes 5 Yr Futures
              08/22/03....................        29,250
                                            ------------
TOTAL PURCHASED OPTIONS
  (Cost $162,735).........................       169,400
                                            ------------
SHORT TERM INVESTMENTS -- 15.0%
Cash Equivalents -- 4.5%
  5,000,000   Falcon Asset Securitization
              1.051%, 07/30/03............     4,995,771
  2,000,000   Federal Home Loan Bank
              Discount Notes
              0.001%, 07/11/03............     1,999,461

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2003 (Unaudited) (continued)

Principal
Amount                                         Value
--------------------------------------------------------
$ 3,375,000   Federal Home Loan Bank
              Discount Notes
              0.001%, 07/16/03............  $  3,373,650
  1,995,000   Federal Home Loan Mortgage
              Corp. Discount Notes
              1.920%, 07/21/03............     1,993,945
  1,150,000   Federal National Mortgage
              Association Discount Notes
              1.029%, 10/22/03............     1,145,596
  6,130,000   Federal National Mortgage
              Association Discount Notes
              0.001%, 07/16/03............     6,127,548
  5,000,000   Jupiter Securitization Corp.
              1.160%, 07/10/03............     4,998,550
  5,000,000   Liberty Street Funding Corp.
              1.061%, 07/24/03............     4,996,614
                                            ------------
                                              29,631,135
                                            ------------
Shares                                         Value
--------------------------------------------------------
Collateral for Securities On Loan -- 3.6%
 24,104,159   State Street Navigator
              Securities Lending Prime
              Portfolio, 1.14%(b).........    24,104,159
                                            ------------
Principal
Amount                                         Value
--------------------------------------------------------
Commercial Paper -- 4.7%
  6,600,000   ABSC Capital Corp.
              1.150%, 07/14/03............     6,597,259
  4,400,000   Daimlerchrysler N A Hldg
              Corp.
              1.360%, 07/14/03............     4,397,839
  4,400,000   Four Winds Funding Corp.
              1.400%, 07/14/03............     4,397,775
  4,400,000   General Motors Acceptance
              Corp.
              1.370%, 07/14/03............     4,397,823

Principal
Amount                                         Value
--------------------------------------------------------
$ 6,600,000   Market STR Funding Corp.
              1.125%, 07/14/03............  $  6,597,319
  5,000,000   Stellar Funding Group, Inc.
              1.000%, 07/07/03............     4,999,042
                                            ------------
                                              31,387,057
                                            ------------
Shares                                         Value
--------------------------------------------------------
Other -- 2.2%
 14,662,715   Goldman Sachs Prime
              Obligations Fund
              1.01%.......................    14,662,715
                                            ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $99,785,068)......................    99,785,066
                                            ------------
TOTAL INVESTMENTS -- 116.1%
  (Cost $735,892,094).....................   770,978,422
                                            ------------
Other liabilities in excess of
assets -- (16.1)%                           (107,094,847)
                                            ------------
NET ASSETS -- 100.0%                        $663,883,575
                                            ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:
*  -- Non-income producing security.
TBA -- Delayed Delivery Transaction.
Yankee Dollar -- U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.
(a) -- 144A securities. Securities restricted for resale to Qualified Institutional Buyers.
(b) -- Represents investments of security lending collateral.
(c) -- Security is fair valued.
(d) -- Inflation indexed.
(e) -- The rates shown on variable rate securities reflect the currency interest rates at June 30, 2003, which are subject to change based on the terms of the security, including varying reset dates.
(f) -- All or a portion of these securities have been pledged to cover collateral requirements for open futures and delayed delivery transactions.
(g) -- Security is a zero coupon bond.

    The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION
CitiStreet Funds, Inc., (the "Company"), was organized as a Maryland corporation in December 1992. It is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. It consists of four separate funds (each a "Fund", collectively the "Funds"): CitiStreet International Stock Fund ("International Stock Fund"), CitiStreet Small Company Stock Fund ("Small Company Stock Fund"), CitiStreet Large Company Stock Fund ("Large Company Stock Fund") and CitiStreet Diversified Bond Fund ("Diversified Bond Fund").

The Funds currently offer two classes of shares: I Shares and R Shares. Expenses of the Funds are borne pro-rata by the holders of each class of shares, except for an administrative fee and a distribution fee of up to 0.10% and 0.25%, respectively, of the average daily net assets of the R Shares. Each class votes separately as a class only with respect to its own distribution plan (R Shares only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Funds (after satisfaction of any class-specific expenses) if the Funds were liquidated. In addition, the Company declares separate dividends on each class of shares. The R Shares commenced operations on October 1, 2002.

For each Fund, I Shares are offered only to life insurance company separate accounts to serve as the underlying investment vehicle for variable annuity and variable life insurance contracts; qualified retirement plans, including sec.403(b) arrangements, as permitted by Treasury regulations; and insurance companies and their affiliates. The R Shares are available only through qualified retirement plans, including sec.403(b) arrangements, as permitted by Treasury regulations.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A) SECURITIES VALUATION
Equities securities, options and futures contracts are valued based on market quotations. Equity securities traded on a national exchange or over-the-counter markets are valued at the last sales price; if there was no sale on such day, the securities are valued at the mean between the most recently quoted bid and asked prices. Debt securities with remaining maturities of more than 60 days are valued using an independent pricing service. Debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities or other assets for which market quotations are not readily available are valued at fair value as determined under procedures established by the Board of Directors.

B) FINANCIAL INSTRUMENTS
The Funds may utilize futures contracts, options, and forward foreign currency contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values and for investment purposes. The primary risks associated with the use of these financial instruments are (a) an imperfect correlation between the change in market value of the other securities held by the Funds and the change in market value of these financial instruments, (b) the possibility of an illiquid market, and (c) the non-performance of the counterparties under the terms of the contract. As a result, the use of these financial instruments may involve, to a varying degree, risk of loss in excess of the amounts recognized in the statements of assets and liabilities.

C) FUTURES CONTRACTS
Initial margin deposits made upon entering into futures contracts, if applicable, are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the value of the contract at the end of each day's trading. Changes in unrealized gains or losses are recorded as a variation margin and settled daily with the broker through cash receipts or cash payments, respectively. Gains and losses are realized upon the expiration or closing of the futures contract.

D) OPTIONS
The premium paid by a Fund for the purchase of a call or put option is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option purchased. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss for the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The premium received by a Fund for a written option is recorded as a liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally re-ceived. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund is obligated to purchase.

E) FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. The Diversified Bond Fund may enter into forward foreign currency contracts for investment purposes as well. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values.

F) REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with institutions that the subadvisors have determined are creditworthy wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The Funds will not enter into repurchase agreements unless the agreement is fully collateralized. Securities purchased subject to the repurchase agreement are deposited with the custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value at least equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the seller is required to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

G) CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange at the end of the period. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when accrued.

The Fund does not isolate that portion of currency gains and losses resulting from changes in foreign exchange rates on investments denominated in foreign currencies from the fluctuations arising from changes in market prices of these investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of foreign short-term securities and foreign currencies, including forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, from the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in foreign currencies other than investments in securities at fiscal year end, resulting from changes in the exchange rate and changes in the value of forward foreign currency exchange contracts held.

H) DOLLAR ROLL TRANSACTIONS
The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security to be repurchased by the Fund may decline below the repurchase price of the security.

I) TAXES
It is the Company's policy to comply with the provisions of the Internal Revenue Code Subchapter M applicable to a regulated investment company. Under such provisions, the Company will not be subject to federal income tax as the Company intends to distribute as dividends substantially all of the net investment income, if any, of each Fund. The Company also intends to distribute annually all of its net realized capital gains of each Fund. Such dividends and distributions are automatically reinvested in additional shares of the Funds.

J) DISTRIBUTIONS
Dividends from net investment income and capital gains distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. As a result, dividends and distributions differ from net investment income and net realized capital gains due to permanent and temporary differences, primarily the deferral of losses due to wash sales and the deferral of net realized capital losses recognized subsequent to October 31, 2002. Distributions which were the result of permanent differences between book and tax amounts, primarily due to the differing treatment of foreign currency transactions and the inability to carry net operating losses forward to future years, have been reclassified among additional paid-in capital, undistributed net investment income and accumulated net realized gains.

K) SECURITIES TRANSACTIONS
Investment transactions are recorded based on the trade date. Realized gains and losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest in-come, including amortization of premium and accretion of discount on securities, is accrued daily as earned.

L) SECURITIES LENDING
The Funds may lend their securities to qualified brokers. The Company and the Board of Directors closely monitor the credit quality of the qualified brokers. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Funds on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities, and also receives compensation from the investment of the collateral. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan including accrued income. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The funds may incur a loss in the event it was delayed or prevented from interest and/or dividends received on invested collateral is not sufficient to meet the Funds' obligations due on the loans. The Funds' compensation for lending their securities is included in Interest on the Statements of Operations (see Note 9).

M) ALLOCATION OF OPERATING ACTIVITY
Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Administration fees and distribution fees, which are directly attributable to the R Shares, are charged to the R Shares operations.

NOTE 3. MANAGEMENT, SUBADVISORY, TRANSFER AGENCY AND DISTRIBUTION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Company has entered into a management agreement with CitiStreet Funds Management LLC ("CFM"), pursuant to which CFM manages the investment operations of the Company and administers the Company's affairs. Each Fund pays CFM a fee for its services that is computed daily and paid monthly at an annual rate of 0.25% of the Fund's average net assets. The Company and CFM have entered into subadvisory agreements for investment advisory services in connection with the management of each of the Funds. CFM supervises the subadvisors' performance of advisory services and will make recommendations to the Company's Board of Directors with respect to the retention or renewal of the subadvisory agreements. CFM pays for the cost of compensating officers of the Company, occupancy, and certain clerical and accounting costs of the Company. The Company bears all other costs and expenses. Each Fund pays its respective subadvisor(s) directly.

CFM's management fees for the six months ended June 30, 2003 were $2,086,075. During the six months ended June 30, 2003, the Funds also paid $2,530,137 to the subadvisors.

Each Fund pays its subadvisor a fee that is computed daily and paid monthly at the annual rates specified below based upon the value of the Fund's average daily net assets allocated to that subadvisor.

FUND & SUBADVISOR                                                                      SUBADVISOR'S FEE
-----------------------------------------------------------       -----------------------------------------------------------
International Stock Fund
- Bank of Ireland Asset Management (U.S.) Limited                 -   0.45% for first $50 million in assets, plus
                                                                  -   0.40% for next $50 million in assets, plus
                                                                  -   0.30% for next $500 million in assets, plus
                                                                  -   0.28% for next $200 million in assets, plus
                                                                  -   0.27% for assets over $800 million

- Citigroup Asset Management Limited                              -   0.55% for first $50 million in assets, plus
                                                                  -   0.50% for next $50 million in assets, plus
                                                                  -   0.45% for assets over $100 million

- SSgA Funds Management, Inc.                                     -   0.55% for first $50 million in assets, plus
                                                                  -   0.50% for next $50 million in assets, plus
                                                                  -   0.45% for assets over $100 million

Small Company Stock Fund
- TCW Investment Management Company                               -   0.50% for first $50 million in assets, plus
(formerly SG Cowen Asset Management Inc.)                         -   0.45% for next $50 million in assets, plus
                                                                  -   0.40% for assets over $100 million

- Travelers Investment Management Company                         -   0.50% of assets

- SSgA Funds Management, Inc.                                     -   0.08% for first $50 million in assets, plus
                                                                  -   0.06% for next $50 million in assets, plus
                                                                  -   0.04% for assets over $100 million
                                                                   (minimum $50,000 on an annualized basis)

Large Company Stock Fund
- Smith Barney Fund Management LLC                                -   0.45% for first $45 million in assets, plus
                                                                  -   0.35% for assets over $45 million

- SSgA Funds Management, Inc.                                     -   0.05% for first $50 million in assets, plus
                                                                  -   0.04% for next $50 million in assets, plus
                                                                  -   0.02% for assets over $100 million
                                                                   (minimum $50,000 on an annualized basis)

- Wellington Management Company LLP                               -   0.45% of assets

FUND & SUBADVISOR                                                                      SUBADVISOR'S FEE
-----------------------------------------------------------       -----------------------------------------------------------
Diversified Bond Fund
- Salomon Brothers Asset Management Inc.                          -   0.35% for first $50 million in assets, plus
                                                                  -   0.30% for next $50 million in assets, plus
                                                                  -   0.25% for assets over $100 million

- SSgA Funds Management, Inc.                                     -   0.05% in assets

- Western Asset Management Company                                -   0.25% for first $250 million in assets, plus
                                                                  -   0.15% for assets over $250 million

The Company has entered into an administrative agreement with CFM pursuant to which CFM is responsible for recordkeeping, subaccounting and other administrative services for R Shares shareholders. CFM receives an administrative services fee at an annual rate of up to 0.10% of the average daily net assets of the R Shares for such services to investors in the R Shares. CFM does not currently charge an administrative service fee to investors in the I Shares.

The Company has entered into a distribution agreement with CitiStreet Equities LLC, the Funds' distributor, and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby as compensation for distribution and shareholder services, CitiStreet Equities LLC is entitled to receive a fee at an annual rate of up to 0.25% of the average daily net assets of the R Shares.

SSgA Funds Management, Inc., an affiliate of CFM, serves as subadvisor for International Stock Fund, Small Company Stock Fund, Large Company Stock Fund and Diversified Bond Fund. Smith Barney Fund Management LLC, an affiliate of CFM, serves as subadvisor for Large Company Stock Fund. Salomon Brothers Asset Management Inc., an affiliate of CFM, serves as subadvisor for Diversified Bond Fund. Citigroup Asset Management Limited, an affiliate of CFM, serves as subadvisor for International Stock Fund. Travelers Investment Management Company, an affiliate of CFM, serves as subadvisor for the Small Company Stock Fund.

NOTE 4. DIRECTED BROKERAGE ARRANGEMENTS
The International Stock Fund, Small Company Stock Fund and Large Company Stock Fund have entered into directed brokerage service arrangements with certain broker-dealers. The broker-dealers have agreed to pay certain Fund expenses in exchange for the Fund directing a portion of the fund brokerage to these broker-dealers. In no event would the Fund pay additional brokerage or receive inferior execution of transactions for executing transactions with these certain broker-dealers.

Under these arrangements for the six months ended June 30, 2003, broker-dealers paid custodian expenses for the International Stock Fund, the Small Company Stock Fund and the Large Company Stock Fund of $9,579, $728 and $37,693, respectively.

NOTE 5. SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments and repurchase agreements), for the six months ended June 30, 2003 were:

                                                             International   Small Company   Large Company   Diversified
                                                              Stock Fund      Stock Fund      Stock Fund      Bond Fund
                                                             -------------   -------------   -------------   ------------
Purchases:
 U.S. Government...........................................   $        --    $         --    $         --    $555,449,313
 Non-U.S. Government.......................................    75,726,833     182,434,537     134,638,029     120,217,153
                                                              -----------    ------------    ------------    ------------
 Total.....................................................   $75,726,833    $182,434,537    $134,638,029    $675,666,466
                                                              ===========    ============    ============    ============
Sales:
 U.S. Government...........................................   $        --    $         --    $         --    $547,528,663
 Non-U.S. Government.......................................    82,764,054     134,464,777      64,924,693     555,835,112
                                                              -----------    ------------    ------------    ------------
 Total.....................................................   $82,764,054    $134,464,777    $ 64,924,693    $603,363,775
                                                              ===========    ============    ============    ============

At June 30, 2003, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

                                                             International   Small Company   Large Company   Diversified
                                                              Stock Fund      Stock Fund      Stock Fund      Bond Fund
                                                             -------------   -------------   -------------   ------------
Federal Income Tax Cost....................................  $373,944,757    $359,372,795    $579,463,026    $735,892,094
                                                             ============    ============    ============    ============
Gross Unrealized Appreciation..............................  $ 17,807,756    $ 37,106,460    $ 33,475,265    $ 37,821,317
Gross Unrealized Depreciation..............................   (29,903,850)    (24,787,555)    (62,448,163)     (2,734,989)
                                                             ------------    ------------    ------------    ------------
Net Unrealized Appreciation (Depreciation).................  $(12,096,094)   $ 12,318,905    $(28,972,898)   $ 35,086,328
                                                             ============    ============    ============    ============

NOTE 6. FUTURES CONTRACTS
At June 30, 2003, the following Funds had entered into the following futures contracts:

SMALL COMPANY STOCK FUND:

   Number                                      Underlying                     Expiration    Notional     Notional     Unrealized
of Contracts   Face Value                      Securities                        Date         Cost        Value      Depreciation
------------   ----------   ------------------------------------------------  ----------   ----------   ----------   ------------
Long Position
-------------
     13          $1,300     Russell 2000 E-Mini                                09/30/03    $  586,774   $  582,920     $ (3,854)
      8           4,000     Russell 2000                                       09/30/03     1,827,065    1,793,600      (33,465)
      5           2,500     Russell 2000                                       09/30/03     1,129,274    1,121,000       (8,274)
      5           2,500     S&P Midcap 400                                     09/30/03     1,212,524    1,200,500      (12,024)
     13           1,300     S&P Midcap 400                                     09/30/03       633,229      624,260       (8,969)
                                                                                                                       --------
                            Total:                                                                                     $(66,586)
                                                                                                                       ========

LARGE COMPANY STOCK FUND:

   Number                                      Underlying                     Expiration    Notional     Notional     Unrealized
of Contracts   Face Value                      Securities                        Date         Cost        Value      Depreciation
------------   ----------   ------------------------------------------------  ----------   ----------   ----------   ------------
Long Position
-------------
     14          $3,500     S&P 500                                            09/30/03    $3,520,543   $3,406,550    $(113,993)
      4           1,000     S&P 500                                            09/30/03       977,882      973,300       (4,582)
                                                                                                                      =========
                                                                                                                      $(118,575)
                                                                                                                      =========

DIVERSIFIED BOND FUND:

                                                                                                                     Unrealized
   Number                                    Underlying                   Expiration    Notional      Notional     Appreciation/
of Contracts   Face Value                    Securities                      Date         Cost          Value      (Depreciation)
------------   -----------   -------------------------------------------  ----------   -----------   -----------   --------------
Long Position
-------------
     63        $15,750,000   EuroDollar                                    09/30/04    $15,482,015   $15,487,763      $  5,748
      3            750,000   EuroDollar                                    12/31/03        738,503       741,563         3,060
     15          3,750,000   EuroDollar                                    03/31/04      3,702,100     3,702,750           650
     25          2,500,000   US Treasury Bonds                             09/30/03      2,972,969     2,933,594       (39,375)
     26          2,600,000   US Treasury Notes 5 Yr                        09/30/03      3,006,880     2,993,250       (13,630)
                                                                                                                      --------
                             Total:                                                                                   $(43,547)
                                                                                                                      ========

    Number                                       Underlying                      Expiration   Notional   Notional    Unrealized
 of Contracts   Face Value                       Securities                         Date        Cost      Value     Appreciation
 ------------   ----------   --------------------------------------------------  ----------   --------   --------   ------------
Short Position
--------------
      7          $700,000    10 Year U.S. Treasury Note                            9/30/03    $824,481   $822,063      $2,418
                                                                                                                       ======

At June 30, 2003, the Funds had segregated sufficient cash and/or securities to cover margin requirements on open future contracts.

NOTE 7. WRITTEN OPTIONS
The Diversified Bond Fund's activity in written options during the six months ended June 30, 2003 was as follows:

                                                              Number of
                                                               Options     Premiums
                                                              ----------   ---------
Options Outstanding at December 31, 2002....................        383    $ 436,060
 Options Written............................................  5,220,833      605,630
 Options Canceled in Closing Transactions...................       (582)    (566,393)
 Options Expired............................................  (5,220,210)   (201,963)
                                                              ----------   ---------
Options Outstanding at June 30, 2003........................        424    $ 273,334
                                                              ==========   =========

NOTE 8. DELAYED DELIVERY TRANSACTIONS
The Diversified Bond Fund may purchase and sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund instructs its custodian to segregate securities having a value at least equal to the net amount of the purchase commitments.

At June 30, 2003, the Fund has entered into the following delayed delivery transactions:

Type                          Security                         Settlement Date    Payable Amount
----   ------------------------------------------------------  ----------------   ---------------
Buy    Federal Home Loan Mortgage Company, TBA, 4.50%            07/17/03          $  6,689,719
Buy    Federal Home Loan Mortgage Company, TBA, 5.00%            07/17/03             4,670,313
Buy    Federal Home Loan Mortgage Company, TBA, 5.00%            07/14/03             2,971,594
Buy    Federal Home Loan Mortgage Company, TBA, 5.00%            07/14/03             1,024,688
Buy    Federal Home Loan Mortgage Company, TBA, 5.00%            07/14/03             4,098,750
Buy    Federal Home Loan Mortgage Company, TBA, 5.00%            07/14/03             5,183,672
Buy    Federal Home Loan Mortgage Company, TBA, 5.50%            07/14/03             2,593,247
Buy    Federal Home Loan Mortgage Company, TBA, 5.50%            07/14/03             3,629,451
Buy    Federal Home Loan Mortgage Company, TBA, 6.50%            07/14/03             4,432,632
Buy    Federal Home Loan Mortgage Company, TBA, 6.50%            07/14/03             4,432,932
Buy    Federal Home Loan Mortgage Company, TBA, 7.00%            07/14/03             3,160,396
Buy    Federal National Mortgage Association, TBA, 4.50%         08/18/03             2,037,844
Buy    Federal National Mortgage Association, TBA, 4.50%         07/17/03             1,023,953
Buy    Federal National Mortgage Association, TBA, 5.00%         07/17/03               103,926
Buy    Federal National Mortgage Association, TBA, 5.00%         07/17/03             2,052,394
Buy    Federal National Mortgage Association, TBA, 5.00%         07/17/03             3,983,047
Buy    Federal National Mortgage Association, TBA, 5.00%         07/17/03               103,688
Buy    Federal National Mortgage Association, TBA, 6.00%         07/17/03               104,211
Buy    Federal National Mortgage Association, TBA, 5.00%         07/14/03             2,311,367
Buy    Federal National Mortgage Association, TBA, 5.00%         07/14/03             1,023,438
Buy    Federal National Mortgage Association, TBA, 5.00%         07/14/03             4,091,563
Buy    Federal National Mortgage Association, TBA, 5.00%         07/14/03             8,173,750
Buy    Federal National Mortgage Association, TBA, 5.50%         07/14/03             3,117,521
Buy    Federal National Mortgage Association, TBA, 6.00%         07/14/03            11,450,083
Buy    Federal National Mortgage Association, TBA, 7.00%         07/14/03             2,113,806
Buy    Government National Mortgage Association, TBA, 5.50%      08/20/03             3,122,146
Buy    Government National Mortgage Association, TBA, 6.00%      08/20/03             2,272,397
Buy    Government National Mortgage Association, TBA, 6.00%      07/22/03             1,566,094
Buy    Government National Mortgage Association, TBA, 6.00%      07/22/03             2,397,344
Buy    Government National Mortgage Association, TBA, 6.00%      07/22/03             2,273,245

Type                          Security                         Settlement Date    Payable Amount
----   ------------------------------------------------------  ----------------   ---------------
Buy    Government National Mortgage Association, TBA, 6.00%      07/22/03             5,421,192
Buy    Government National Mortgage Association, TBA, 6.50%      07/22/03               314,951
Buy    Government National Mortgage Association, TBA, 6.50%      07/22/03             1,260,842
                                                                                   ------------
                                                                                   $103,206,196
                                                                                   ============

Type                         Security                        Settlement Date   Receivable Amount
----   ----------------------------------------------------  ---------------   -----------------
Sell   Federal National Mortgage Association, TBA, 5.00%      07/14/03            $ 2,975,672
Sell   Federal National Mortgage Association, TBA, 5.00%      07/14/03              4,104,375
Sell   Federal National Mortgage Association, TBA, 5.00%      07/14/03              1,026,094
Sell   Federal National Mortgage Association, TBA, 5.00%      07/14/03              5,184,469
Sell   Government National Mortgage Association, TBA, 6.00%   07/22/03              2,275,788
                                                                                  -----------
                                                                                  $15,566,398
                                                                                  ===========

NOTE 9. SECURITIES LENDING

The Fund's activity in securities lending during the six months ended June 30, 2003 was as follows:

                                           Market Value of                         Securities
                                          Loaned Securities   Collateral Value   Lending Fees *
                                          -----------------   ----------------   --------------
International Stock Fund................     $21,807,519        $22,927,412         $39,734
Small Company Stock Fund................      64,096,067         66,302,727          36,287
Large Company Stock Fund................              --                 --          11,026
Diversified Bond Fund...................      23,658,515         24,104,159          29,154
* Net of broker fees

Income earned from securities lending and interest on collateral activity is included in interest income in the Statements of Operations.

NOTE 10. FEDERAL INCOME TAXES
For federal income tax purposes, the Funds indicated below have a capital loss carryforward as of December 31, 2002 which is available to offset future capital gains, if any.

                               Capital Loss Carryforward   Expiration Date
                               -------------------------   ---------------
International Stock Fund.....        $ 62,192,648             12/31/10
                                     ============
Small Company Stock Fund.....        $  8,173,912             12/31/10
                                     ============
Large Company Stock Fund.....        $ 63,577,471             12/31/09
                                       54,462,464             12/31/10
                                     ------------
                                     $118,039,935
                                     ============
Diversified Bond Fund........        $     78,567             12/31/05
                                        2,233,711             12/31/06
                                        9,654,216             12/31/07
                                        2,151,062             12/31/08
                                       14,862,665             12/31/09
                                     ------------
                                     $ 28,980,221
                                     ============

The International Stock Fund and the Large Company Stock Fund elected to defer to their fiscal year ending December 31, 2003, $7,638,712 and $3,429,019 of losses, respectively, recognized during the period November 1, 2002 to December 31, 2002.

                                      [THE
                                 CITISTREET(SM)
                                  FUNDS LOGO]

                                [GLOBE GRAPHIC]

            (C) Copyright 1993-2003 CitiStreet Funds Management LLC

ITEM 9. CONTROLS AND PROCEDURES.

(a) Within the 90-day period prior to the filing date of this report, the registrant's chief executive and financial officers evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based upon that evaluation, the registrant's chief executive and financial officers concluded that the registrant's disclosure controls and procedures are functioning effectively to provide reasonable assurance that the registrant can meet its obligations to disclose in a timely manner material information required to be included in the registrant's reports on Form N-CSR.

(b) There have been no significant changes in the registrant's internal control over financial reporting or in other factors which could significantly affect internal control over financial reporting subsequent to the date the chief executive and financial officers carried out their evaluation.

ITEM 10. EXHIBITS.

(b) Certifications pursuant to Rule 30a-2 and Section 906 by the chief executive and financial officers.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                   CitiStreet Funds, Inc.


Date:  August 28, 2003             By: /s/ Paul S. Feinberg
                                       ----------------------------------
                                       Paul S. Feinberg
                                       President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date:  August 28, 2003             By: /s/ Robert C. Dughi
                                       ----------------------------------
                                       Robert C. Dughi
                                       Chairman of the Board


Date:  August 28, 2003             By: /s/ Paul S. Feinberg
                                       ----------------------------------
                                       Paul S. Feinberg
                                       President


Date:  August 28, 2003             By: /s/ William D. Valentine
                                       ----------------------------------
                                       William D. Valentine
                                       Treasurer and Chief
                                       Financial Officer

                                  EXHIBIT LIST
                                  ------------


(b) Certifications
    99.CERT Certifications pursuant to Rule 30a-2 of the chief executive and financial officers

    99.1350CERT  Certifications pursuant to Section 906 by the chief executive and financial officers